Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at
www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.3%)
U.S. Government Securities (5.7%)
	U.S. Treasury Note/Bond	0.125%	06/30/22	10,000	9,998
	U.S. Treasury Note/Bond	1.375%	02/15/23	10,000	10,292
1,2,3	U.S. Treasury Note/Bond	0.250%	06/15/23	25,000	25,066
2	U.S. Treasury Note/Bond	0.125%	07/15/23	50,000	49,953
	U.S. Treasury Note/Bond	0.500%	03/31/25	8,000	8,090
1	U.S. Treasury Note/Bond	1.125%	02/28/27	5,000	5,225
2	U.S. Treasury Note/Bond	0.625%	03/31/27	8,000	8,103
1,2	U.S. Treasury Note/Bond	1.500%	02/15/30	12,000	12,943
1,2	U.S. Treasury Note/Bond	2.375%	11/15/49	500	611
					130,281
Conventional Mortgage-Backed Securities (1.0%)
4,5,6	UMBS Pool	2.000%	10/14/50–11/15/50	22,500	23,233
Nonconventional Mortgage-Backed Securities (0.6%)
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.690%	3.690%	02/1/37	8	8
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.750%	3.283%	09/1/32	4	5
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.760%	2.878%	08/1/37	7	7
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.785%	2.410%	8/1/33	25	26
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.785%	2.535%	08/1/33	12	12
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.800%	2.707%	07/1/33	64	66
4,6,7	Fannie Mae Pool, 12M USD
	LIBOR + 1.960%	2.710%	05/1/33	2	2
4,6,7	Fannie Mae Pool, 1YR CMT +
	2.000%	3.697%	12/1/32	4	4
4,6,7	Fannie Mae Pool, 1YR CMT +
	2.125%	2.711%	06/1/33	21	22
4,6,7	Fannie Mae Pool, 1YR CMT +
	2.185%	2.560%	07/1/32	3	3
4,6,7	Fannie Mae Pool, 1YR CMT +
	2.210%	3.406%	05/1/33	25	27
4,6	Fannie Mae REMICS	1.750%	11/25/32	612	625
4,6	Fannie Mae REMICS	3.000%	09/25/49	606	639
4,6	Fannie Mae REMICS
	Class CP Series 2010-107	2.500%	06/25/40	355	371
4,6	Fannie Mae REMICS
	Class DA Series 2016-104	2.500%	09/25/45	405	416
4,6	Fannie Mae REMICS
	Class EP Series 2013-115	2.100%	04/25/43	371	378

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

4,6	Fannie Mae REMICS Class P
	Series 2019-77	2.500%	01/25/50	242	256
4,6	Fannie Mae REMICS
	Class PA Series 2014-79	2.250%	06/25/44	275	283
4,6	Fannie Mae REMICS Class TE
	Series 2013-114	2.250%	07/25/43	169	174
4,6	Fannie Mae REMICS
	Class UQ Series 2015-90	3.500%	12/25/45	487	536
4,6,7	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.750%	2.536%	08/1/37	24	25
4,6,7	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.893%	4.143%	09/1/32	15	16
4,6,7	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.961%	2.586%	08/1/33	11	11
4,6,7	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.961%	3.918%	10/1/32	4	5
4,6,7	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.961%	3.961%	02/1/33	4	5
4,6,7	Freddie Mac Non Gold Pool,
	1YR CMT + 2.254%	4.254%	09/1/32	1	1
4,6	Freddie Mac REMICS	2.000%	07/15/42	519	535
4,6	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	885	912
4,6	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	1,402	1,473
4,6	Freddie Mac REMICS	2.750%	10/25/49	222	237
4,6	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	1,893	1,994
4,6	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	666	702
4,6	Freddie Mac REMICS	6.500%	05/15/24	363	383
6	Government National
	Mortgage Association
	Class AE Series 2018-124	3.000%	03/20/41	140	146
6	Government National
	Mortgage Association
	Class AP Series 2016-118	2.750%	09/20/45	397	406
6	Government National
	Mortgage Association
	Class AP Series 2016-121	2.750%	01/20/46	326	333
6	Government National
	Mortgage Association
	Class DA Series 2016-120	2.750%	02/20/46	318	325
6	Government National
	Mortgage Association
	Class GE Series 2016-126	2.750%	05/20/46	101	104
6	Government National
	Mortgage Association
	Class JA Series 2016-129	2.750%	05/20/46	186	191
6	Government National
	Mortgage Association
	Class MC Series 2016-138	2.750%	03/20/46	516	527
6	Government National
	Mortgage Association
	Class MC Series 2016-90	2.750%	10/20/45	284	289
6	Government National
	Mortgage Association
	Class PB Series 2016-122	2.750%	01/20/46	311	318
6	Government National
	Mortgage Association
	Class PD Series 2019-110	2.500%	09/20/49	475	495

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Government National
	Mortgage Association
	Class QA Series 2018-131	3.000%	12/20/47	256	265

					13,558

Total U.S. Government and Agency Obligations (Cost $166,236)					167,072

Asset-Backed/Commercial Mortgage-Backed Securities (13.1%)

6	Ally Auto Receivables Trust
	Class A3 Series 2019-3	1.930%	05/15/24	660	673
6	Ally Auto Receivables Trust
	Class A4 Series 2019-1	3.020%	04/15/24	240	252
6	Ally Auto Receivables Trust
	Class A4 Series 2019-4	1.920%	01/15/25	250	259
6,8	American Homes 4 Rent
	Class A Trust Class A Series
	2015-SFR2	3.732%	10/17/52	165	179
6,8	American Homes 4 Rent Trust
	Class A Series 2014-SFR2	3.786%	10/17/36	270	290
6,8	American Homes 4 Rent Trust
	Class A Series 2015-SFR1	3.467%	04/17/52	342	366
6,8	American Homes 4 Rent Trust
	Class B Series 2014-SFR2	4.290%	10/17/36	80	87
6,8	American Homes 4 Rent Trust
	Class B Series 2015-SFR2	4.295%	10/17/52	100	110
6,8	American Homes 4 Rent Trust
	ClassA Series 2014-SFR3	3.678%	12/17/36	394	423
6	AmeriCredit Automobile
	Receivables Trust Class B
	Series 2020-2	0.970%	02/18/26	180	181
6	AmeriCredit Automobile
	Receivables Trust Class C
	Series 2020-2	1.480%	02/18/26	250	253
6	AmeriCredit Automobile
	Receivables Trust Class D
	Series 2016-3	2.710%	09/8/22	240	242
6	Americredit Automobile
	Receivables Trust Class D
	Series 2018-2	4.010%	07/18/24	700	742
6	Americredit Automobile
	Receivables Trust Class D
	Series 2019-1	3.620%	03/18/25	560	593
6	AmeriCredit Automobile
	Receivables Trust Class D
	Series 2020-2	2.130%	03/18/26	270	274
6,8	AOA Mortgage Trust Class A
	Series 2015-1177	2.957%	12/13/29	280	281
6,8	Applebee's Funding LLC /
	IHOP Funding LLC Class A2I
	Series 2019-1A	4.194%	06/7/49	150	137
6,8	ARI Fleet Lease Trust
	Class A3 Series 2020-A	1.800%	08/15/28	300	308
6,8	ARL Second LLC Class A1
	Series 2014-1A	2.920%	06/15/44	222	218
6,7,8	Aventura Mall Trust Class A
	Series 2018-AVM	4.249%	07/5/40	240	256
6,8	Avis Budget Rental Car
	Funding AESOP LLC Class A
	Series 2015-2A	2.630%	12/20/21	560	561
6,8	Avis Budget Rental Car
	Funding AESOP LLC Class A
	Series 2016-1A	2.990%	06/20/22	100	101

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	Avis Budget Rental Car
	Funding AESOP LLC Class A
	Series 2017-1A	3.070%	09/20/23	180	185
6,8	Avis Budget Rental Car
	Funding AESOP LLC Class A
	Series 2019-1A	3.450%	03/20/23	590	605
6,8	BAMLL Commercial
	Mortgage Securities Trust
	Class A Series 2012-PARK	2.959%	12/10/30	125	125
6	BAMLL Commercial
	Mortgage Securities Trust
	Class A4 Series 2017-BNK3	3.574%	02/15/50	110	124
6,8	BAMLL Commercial
	Mortgage Securities Trust
	Class AMP Series 2019-BPR	3.287%	11/5/32	410	408
6	Banc of America Commercial
	Mortgage Trust Class A3
	Series 2015-UBS7	3.441%	09/15/48	294	320
6	Banc of America Commercial
	Mortgage Trust Class ASB
	Series 2015-UBS7	3.429%	09/15/48	220	234
6,7	Banc of America Commercial
	Mortgage Trust Class C
	Series 2015-UBS7	4.505%	09/15/48	40	38
6,7	Banc of America Funding Trust
	Class 2A2 Series 2006-H	3.246%	09/20/46	145	113
6	Bank Class A4 Series
	2017-BNK4	3.625%	05/15/50	150	171
6	Bank Class A4 Series
	2017-BNK6	3.254%	07/15/60	360	402
6	Bank Class A4 Series
	2017-BNK7	3.175%	09/15/60	30	33
6	Bank Class A4 Series
	2017-BNK8	3.488%	11/15/50	360	409
6,7	Bank Class A4 Series
	2018-BN12	4.255%	05/15/61	70	83
6	Bank Class A5 Series
	2017-BNK6	3.518%	07/15/60	440	500
6	Bank Class A5 Series
	2017-BNK7	3.435%	09/15/60	270	306
6	Bank Class AS Series
	2017-BNK6	3.741%	07/15/60	80	89
6	Bank Class ASB Series
	2018-BN14	4.185%	09/15/60	485	559
6	Bank Class ASB Series
	2019-BN17	3.623%	04/15/52	164	187
6,7	Bear Stearns ARM Trust Class
	1A1 Series 2007-3	3.874%	05/25/47	173	148
6,7	Bear Stearns ARM Trust Class
	2A1 Series 2006-4	3.281%	10/25/36	193	181
6	Benchmark Mortgage Trust
	Class A4 Series 2018-B6	4.261%	10/10/51	820	985
6	Benchmark Mortgage Trust
	Class A5 Series 2020-B16	2.732%	02/15/53	430	474
6,7	Benchmark Mortgage Trust
	Class AM Series 2018-B1	3.878%	01/15/51	160	182
6,7	Benchmark Mortgage Trust
	Class ASB Series 2018-B1	3.602%	01/15/51	100	111
6	Benchmark Mortgage Trust
	Class ASB Series 2019-B10	3.615%	03/15/62	177	201
6,7	Benchmark Mortgage Trust
	Class B Series 2018-B1	4.059%	01/15/51	250	280

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	Benchmark Mortgage Trust
	Class C Series 2018-B1	4.253%	01/15/51	390	397
6	BMW Vehicle Owner Trust
	Class A3 Series 2019-A	1.920%	01/25/24	1,300	1,324
6,7	Brazos Higher Education
	Authority Inc Class A16
	Series 2005-3, 3M USD
	LIBOR + 0.200%	0.425%	06/25/26	156	156
6,7	Brazos Higher Education
	Authority Inc. Class A2
	Series 2011-1, 3M USD
	LIBOR + 0.800%	1.050%	02/25/30	274	274
6,8	BX Trust Class A Series
	2019-OC11	3.202%	12/9/41	500	528
6,8	CAL Funding II Ltd. Class A
	Series 2018-2A	4.340%	09/25/43	392	395
6	California Republic Auto
	Receivables Trust Class B
	Series 2016-2	2.520%	05/16/22	130	130
6	California Republic Auto
	Receivables Trust Class C
	Series 2016-2	3.510%	03/15/23	70	70
6,8	Canadian Pacer Auto
	Receivables Trust Class A3
	Series 2018-2A	3.270%	12/19/22	151	152
6,8	Canadian Pacer Auto
	Receivables Trust Class A3
	Series 2020-1A	1.830%	07/19/24	930	947
6,8	Canadian Pacer Auto
	Receivables Trust Class A4
	Series 2018-1A	3.220%	09/19/22	220	223
6,8	Canadian Pacer Auto
	Receivables Trust Class A4
	Series 2018-2A	3.440%	08/21/23	80	83
6,8	Canadian Pacer Auto
	Receivables Trust Class A4
	Series 2019-1A	2.960%	06/19/24	140	145
6,8	Canadian Pacer Auto
	Receivables Trust Class A4
	Series 2020-1A	1.890%	03/19/25	200	203
6	Capital One Prime Auto
	Receivables Trust Class A3
	Series 2019-1	2.510%	11/15/23	1,170	1,196
6	Capital One Prime Auto
	Receivables Trust Class A3
	Series 2019-2	1.920%	05/15/24	1,530	1,563
6	Capital One Prime Auto
	Receivables Trust Class A3
	Series 2020-1	1.600%	11/15/24	4,390	4,483
6	Capital One Prime Auto
	Receivables Trust Class A4
	Series 2019-1	2.560%	10/15/24	390	408
6	Capital One Prime Auto
	Receivables Trust Class A4
	Series 2020-1	1.630%	08/15/25	790	815
6	Carmax Auto Owner Trust
	Class A3 Series 2019-3	2.180%	08/15/24	1,500	1,541
6	Carmax Auto Owner Trust
	Class A3 Series 2019-4	2.020%	11/15/24	1,650	1,700
6	CarMax Auto Owner Trust
	Class A4 Series 2018-3	3.270%	03/15/24	430	451

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	CarMax Auto Owner Trust
	Class A4 Series 2018-4	3.480%	02/15/24	240	255
6	CarMax Auto Owner Trust
	Class A4 Series 2019-3	2.300%	04/15/25	270	283
6	CarMax Auto Owner Trust
	Class A4 Series 2019-4	2.130%	07/15/25	440	461
6	Carmax Auto Owner Trust
	Class A4 Series 2020-1	2.030%	06/16/25	380	398
6	CarMax Auto Owner Trust
	Class B Series 2017-4	2.460%	08/15/23	130	133
6	CarMax Auto Owner Trust
	Class B Series 2018-1	2.830%	09/15/23	500	516
6	CarMax Auto Owner Trust
	Class B Series 2018-2	3.370%	10/16/23	140	146
6	CarMax Auto Owner Trust
	Class B Series 2018-4	3.670%	05/15/24	210	224
6	CarMax Auto Owner Trust
	Class B Series 2019-3	2.500%	04/15/25	350	367
6	CarMax Auto Owner Trust
	Class B Series 2020-3	1.090%	03/16/26	260	262
6	CarMax Auto Owner Trust
	Class C Series 2017-4	2.700%	10/16/23	130	133
6	CarMax Auto Owner Trust
	Class C Series 2018-1	2.950%	11/15/23	220	226
6	CarMax Auto Owner Trust
	Class C Series 2018-2	3.570%	12/15/23	200	209
6	CarMax Auto Owner Trust
	Class C Series 2018-4	3.850%	07/15/24	140	149
6	CarMax Auto Owner Trust
	Class C Series 2019-4	2.600%	09/15/25	140	146
6	CarMax Auto Owner Trust
	Class C Series 2020-3	1.690%	04/15/26	160	163
6	CarMax Auto Owner Trust
	Class D Series 2018-2	3.990%	04/15/25	210	217
6	CarMax Auto Owner Trust
	Class D Series 2018-4	4.150%	04/15/25	200	211
6	CD Mortgage Trust Class A4
	Series 2016-CD1	2.724%	08/10/49	95	103
6	CD Mortgage Trust Class A4
	Series 2017-CD3	3.631%	02/10/50	110	125
6,7	CD Mortgage Trust Class A4
	Series 2017-CD4	3.514%	05/10/50	180	203
6	CD Mortgage Trust Class A5
	Series 2017-CD6	3.456%	11/13/50	165	187
6,7	CD Mortgage Trust Class C
	Series 2016-CD1	3.631%	08/10/49	40	37
6	CenterPoint Energy Transition
	Bond Co IV LLC Class A2
	Series 2012-1	2.161%	10/15/21	4	4
6	CFCRE Commercial Mortgage
	Trust Class A4 Series
	2016-C4	3.283%	05/10/58	502	546
6,7,8	CFCRE Commercial Mortgage
	Trust Class AJ Series
	2011-C2	5.931%	12/15/47	390	404
6,8	Chesapeake Funding II LLC
	Class A1 Series 2018-1A	3.040%	04/15/30	351	357
6,8	Chesapeake Funding II LLC
	Class A1 Series 2018-1A	2.940%	04/15/31	849	870
6,7	CHL Mortgage Pass-Through
	Trust Class 1A1 Series
	2006-HYB1	3.276%	03/20/36	115	96

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	CHL Mortgage Pass-Through
	Trust Class 3A1 Series
	2007-HYB2	3.359%	02/25/47	126	98
6	Citigroup Commercial
	Mortgage Trust Class A3
	Series 2014-GC23	3.356%	07/10/47	313	336
6	Citigroup Commercial
	Mortgage Trust Class A3
	Series 2014-GC25	3.372%	10/10/47	1,400	1,511
6	Citigroup Commercial
	Mortgage Trust Class A3
	Series 2017-P8	3.203%	09/15/50	60	66
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2013-GC11	3.093%	04/10/46	156	163
6,7	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2013-GC15	4.371%	09/10/46	90	99
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2014-GC19	4.023%	03/10/47	550	599
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2014-GC21	3.575%	05/10/47	85	90
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2014-GC23	3.622%	07/10/47	570	620
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2014-GC25	3.635%	10/10/47	1,251	1,366
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2015-GC31	3.762%	06/10/48	1,295	1,446
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2017-C4	3.471%	10/12/50	185	210
6	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2017-P8	3.465%	09/15/50	220	249
6,7	Citigroup Commercial
	Mortgage Trust Class A4
	Series 2018-C5	4.228%	06/10/51	10	12
6	Citigroup Commercial
	Mortgage Trust Class A5
	Series 2014-GC21	3.855%	05/10/47	1,208	1,317
6	Citigroup Commercial
	Mortgage Trust Class A5
	Series 2015-GC27	3.137%	02/10/48	770	831
6	Citigroup Commercial
	Mortgage Trust Class AAB
	Series 2013-GC15	3.942%	09/10/46	121	127
6,8	Citigroup Commercial
	Mortgage Trust Class AS
	Series 2012-GC8	3.683%	09/10/45	52	54
6	Citigroup Commercial
	Mortgage Trust Class AS
	Series 2014-GC23	3.863%	07/10/47	310	336
6,7	Citigroup Commercial
	Mortgage Trust Class B
	Series 2014-GC23	4.175%	07/10/47	130	140
6,7	Citigroup Commercial
	Mortgage Trust Class B
	Series 2014-GC25	4.345%	10/10/47	170	182

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Citigroup Commercial
	Mortgage Trust Class B
	Series 2017-P8	4.192%	09/15/50	240	261
6,7	Citigroup Commercial
	Mortgage Trust Class C
	Series 2014-GC23	4.581%	07/10/47	153	159
6,7	Citigroup Commercial
	Mortgage Trust Class C
	Series 2014-GC25	4.675%	10/10/47	20	20
6,7	Citigroup Commercial
	Mortgage Trust Class C
	Series 2015-GC33	4.724%	09/10/58	100	98
6,7	Citigroup Commercial
	Mortgage Trust Class C
	Series 2017-P8	4.410%	09/15/50	240	230
6,7	Citigroup Mortgage Loan Trust
	Class 2A1A Series 2007-AR8	3.534%	07/25/37	82	73
6,8	CLI Funding V LLC
	Class NOTE Series 2013-1A	2.830%	03/18/28	164	167
6,7,8	COMM 2013-CCRE9
	Mortgage Trust Class AM
	Series 2013-CR9	4.385%	07/10/45	250	264
6,7,8	COMM Mortgage Trust
	Class A Series 2014-277P	3.732%	08/10/49	980	1,060
6,7,8	COMM Mortgage Trust
	Class A2 Series 2013-SFS	3.086%	04/12/35	280	276
6	COMM Mortgage Trust
	Class A2 Series 2014-CR15	2.928%	02/10/47	89	89
6	COMM Mortgage Trust
	Class A3 Series 2012-CR4	2.853%	10/15/45	262	268
6	COMM Mortgage Trust
	Class A3 Series 2013-CR11	3.983%	08/10/50	270	292
6	COMM Mortgage Trust
	Class A3 Series 2013-CR12	3.765%	10/10/46	171	185
6	COMM Mortgage Trust
	Class A3 Series 2014-CR14	3.955%	02/10/47	50	54
6	COMM Mortgage Trust
	Class A3 Series 2014-CR20	3.326%	11/10/47	640	686
6	COMM Mortgage Trust
	Class A4 Series 2012-CR2	3.147%	08/15/45	75	77
6	COMM Mortgage Trust
	Class A4 Series 2012-CR5	2.771%	12/10/45	70	72
6	COMM Mortgage Trust
	Class A4 Series 2013-CR11	4.258%	08/10/50	1,047	1,145
6	COMM Mortgage Trust
	Class A4 Series 2013-CR12	4.046%	10/10/46	1,006	1,094
6,7	COMM Mortgage Trust
	Class A4 Series 2013-CR13	4.194%	11/10/46	576	630
6	COMM Mortgage Trust
	Class A4 Series 2013-CR8	3.334%	06/10/46	38	40
6,7	COMM Mortgage Trust
	Class A4 Series 2013-CR9	4.362%	07/10/45	330	358
6	COMM Mortgage Trust
	Class A4 Series 2013-LC6	2.941%	01/10/46	80	84
6,7	COMM Mortgage Trust
	Class A4 Series 2014-CR14	4.236%	02/10/47	470	517
6,7	COMM Mortgage Trust
	Class A4 Series 2014-CR15	4.074%	02/10/47	500	548
6	COMM Mortgage Trust
	Class A4 Series 2014-CR17	3.700%	05/10/47	39	42
6	COMM Mortgage Trust
	Class A4 Series 2014-CR18	3.550%	07/15/47	213	228

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	COMM Mortgage Trust
	Class A4 Series 2015-CR25	3.759%	08/10/48	991	1,109
6	COMM Mortgage Trust
	Class A4 Series 2015-CR26	3.630%	10/10/48	753	839
6	COMM Mortgage Trust
	Class A4 Series 2015-CR27	3.612%	10/10/48	405	452
6	COMM Mortgage Trust
	Class A4 Series 2015-LC19	3.183%	02/10/48	245	266
6,7	COMM Mortgage Trust
	Class A5 Series 2013-CR8	3.612%	06/10/46	1,205	1,283
6	COMM Mortgage Trust
	Class A5 Series 2013-LC13	4.205%	08/10/46	315	338
6	COMM Mortgage Trust
	Class A5 Series 2014-CR17	3.977%	05/10/47	1,141	1,253
6	COMM Mortgage Trust
	Class A5 Series 2014-CR18	3.828%	07/15/47	781	855
6	COMM Mortgage Trust
	Class A5 Series 2014-LC17	3.917%	10/10/47	479	530
6	COMM Mortgage Trust
	Class A5 Series 2015-CR22	3.309%	03/10/48	825	901
6	COMM Mortgage Trust
	Class A5 Series 2015-CR24	3.696%	08/10/48	252	281
6	COMM Mortgage Trust
	Class AM Series 2012-CR2	3.791%	08/15/45	100	103
6,8	COMM Mortgage Trust
	Class AM Series 2012-CR3	3.416%	10/15/45	260	266
6	COMM Mortgage Trust
	Class AM Series 2012-CR4	3.251%	10/15/45	40	40
6,8	COMM Mortgage Trust
	Class AM Series 2013-CR6	3.147%	03/10/46	250	260
6,7,8	COMM Mortgage Trust
	Class AM Series 2013-LC13	4.557%	08/10/46	435	475
6,7	COMM Mortgage Trust
	Class AM Series 2014-CR15	4.426%	02/10/47	250	275
6	COMM Mortgage Trust
	Class AM Series 2014-CR17	4.174%	05/10/47	650	706
6	COMM Mortgage Trust
	Class ASB Series 2013-CR10	3.795%	08/10/46	150	157
6,7	COMM Mortgage Trust
	Class B Series 2013-CR13	5.049%	11/10/46	110	117
6,8	COMM Mortgage Trust
	Class B Series 2013-CR6	3.397%	03/10/46	70	71
6,7	COMM Mortgage Trust
	Class C Series 2013-CR13	5.049%	11/10/46	1,300	1,305
6,7,8	COMM Mortgage Trust
	Class C Series 2013-CR9	4.385%	07/10/45	280	263
6,7	COMM Mortgage Trust
	Class C Series 2014-CR17	4.945%	05/10/47	200	192
6,7	COMM Mortgage Trust
	Class C Series 2015-CR27	4.602%	10/10/48	825	848
4,6,7,8	Connecticut Avenue
	Securities Trust Class 2M1
	Series 2019-R07, 1M USD
	LIBOR + 0.750%	0.898%	01/25/40	1,506	1,502
6	CSAIL Commercial Mortgage
	Trust Class A4 Series
	2015-C2	3.504%	06/15/57	1,000	1,103
6	CSAIL Commercial Mortgage
	Trust Class A4 Series
	2015-C4	3.808%	11/15/48	981	1,097

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	CSAIL Commercial Mortgage
	Trust Class A4 Series
	2017-C8	3.392%	06/15/50	525	589
6	CSAIL Commercial Mortgage
	Trust Class A5 Series
	2016-C7	3.502%	11/15/49	1,483	1,652
6,7	CSAIL Commercial Mortgage
	Trust Class C Series 2015-C3	4.494%	08/15/48	240	204
6,7	CSAIL Commercial Mortgage
	Trust Class C Series 2016-C5	4.723%	11/15/48	220	210
6,8	Daimler Trucks Retail Trust
	Class A4 Series 2019-1	2.790%	05/15/25	420	433
6	DBGS Mortgage Trust
	Class A4 Series 2018-C1	4.466%	10/15/51	1,010	1,219
6	DBJPM Mortgage Trust
	Class A5 Series 2017-C6	3.328%	06/10/50	130	146
6,7,8	Delamare Cards MTN Issuer
	plc Class A1 Series 2018-1A,
	1M USD LIBOR + 0.700%	0.856%	11/19/25	500	500
6,8	DLL LLC Class A3 Series
	2019-MA2	2.340%	09/20/23	1,030	1,053
6,8	DLL LLC Class A3 Series
	2019-MT3	2.080%	02/21/23	900	916
6,8	DLL LLC Class A4 Series
	2018-ST2	3.590%	06/20/24	300	308
6,8	DLL LLC Class A4 Series
	2019-DA1	2.920%	04/20/27	730	763
6,8	DLL LLC Class A4 Series
	2019-MT3	2.150%	09/21/26	500	515
6	Drive Auto Receivables Trust
	Class A3 Series 2020-1	2.020%	11/15/23	410	415
6	Drive Auto Receivables Trust
	Class B Series 2020-2	1.420%	03/17/25	230	232
6	Drive Auto Receivables Trust
	Class C Series 2018-3	3.720%	09/16/24	459	462
6	Drive Auto Receivables Trust
	Class C Series 2018-5	3.990%	01/15/25	770	795
6	Drive Auto Receivables Trust
	Class C Series 2020-2	2.280%	08/17/26	190	195
6,8	Drive Auto Receivables Trust
	Class D Series 2016-CA	4.180%	03/15/24	313	318
6	Drive Auto Receivables Trust
	Class D Series 2017-1	3.840%	03/15/23	31	31
6	Drive Auto Receivables Trust
	Class D Series 2018-2	4.140%	08/15/24	870	903
6	Drive Auto Receivables Trust
	Class D Series 2018-3	4.300%	09/16/24	530	552
6	Drive Auto Receivables Trust
	Class D Series 2018-5	4.300%	04/15/26	660	699
6	Drive Auto Receivables Trust
	Class D Series 2019-2	3.690%	08/17/26	500	525
6	Drive Auto Receivables Trust
	Class D Series 2019-4	2.700%	02/16/27	180	184
6	Drive Auto Receivables Trust
	Class D Series 2020-1	2.700%	05/17/27	180	185
6	Drive Auto Receivables Trust
	Class D Series 2020-2	3.050%	05/15/28	200	208
6,7,8	Edsouth Indenture No 9 LLC
	Class A Series 2015-1, 1M
	USD LIBOR + 0.800%	0.948%	10/25/56	297	293

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7,8	EDvestinU Private Education
	Loan Issue No. 1 LLC
	Class A Series 2019-A	3.580%	11/25/38	209	222
6,8	ELFI Graduate Loan
	Program LLC Class A2
	Series 2018-A	3.430%	08/25/42	365	378
6,8	Enterprise Fleet
	Financing LLC Class A2
	Series 2019-1	2.980%	10/20/24	193	196
6,8	Enterprise Fleet
	Financing LLC Class A2
	Series 2020-1	1.780%	12/22/25	2,400	2,436
6,8	Enterprise Fleet
	Financing LLC Class A3
	Series 2019-1	3.070%	10/20/24	430	450
6,8	Enterprise Fleet
	Financing LLC Class A3
	Series 2020-1	1.860%	12/22/25	500	513
6,8	Fair Square Issuance Trust
	Class A Series 2020-AA	2.900%	09/20/24	440	440
6,7	First Horizon Mortgage Class
	1A1 Series 2006-AR3
	Pass-Through Trust	2.790%	11/25/36	65	51
6,7	First Horizon Mortgage Class
	1A1 Series 2006-AR4
	Pass-Through Trust	3.953%	01/25/37	118	87
6	Ford Credit Auto Lease Trust
	Class B Series 2019-A	3.250%	07/15/22	780	797
6	Ford Credit Auto Lease Trust
	Class B Series 2020-B	1.000%	11/15/23	490	492
6	Ford Credit Auto Lease Trust
	Class C Series 2020-B	1.700%	02/15/25	340	344
6,8	Ford Credit Auto Owner Trust
	Class A Series 2017-2	2.360%	03/15/29	430	445
6,8	Ford Credit Auto Owner Trust
	Class A Series 2018-1	3.190%	07/15/31	2,230	2,457
6,8	Ford Credit Auto Owner Trust
	Class A Series 2018-2	3.470%	01/15/30	650	701
6,8	Ford Credit Auto Owner Trust
	Class A Series 2019-1	3.520%	07/15/30	490	536
6,8	Ford Credit Auto Owner Trust
	Class A Series 2020-1	2.040%	08/15/31	640	670
6	Ford Credit Auto Owner Trust
	Class A4 Series 2019-A	2.850%	08/15/24	900	950
6,8	Ford Credit Auto Owner Trust
	Class B Series 2017-2	2.600%	03/15/29	180	186
6,8	Ford Credit Auto Owner Trust
	Class B Series 2018-1	3.340%	07/15/31	810	883
6,8	Ford Credit Auto Owner Trust
	Class B Series 2018-2	3.610%	01/15/30	530	567
6	Ford Credit Auto Owner Trust
	Class B Series 2019-A	3.020%	10/15/24	350	371
6,8	Ford Credit Auto Owner Trust
	Class B Series 2020-1	2.290%	08/15/31	630	659
6	Ford Credit Auto Owner Trust
	Class B Series 2020-B	1.190%	01/15/26	500	509
6,8	Ford Credit Auto Owner Trust
	Class C Series 2017-2	2.750%	03/15/29	370	380
6,8	Ford Credit Auto Owner Trust
	Class C Series 2018-2	3.760%	01/15/30	240	255
6	Ford Credit Auto Owner Trust
	Class C Series 2019-A	3.250%	09/15/25	370	391

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	Ford Credit Auto Owner Trust
	Class C Series 2020-1	2.540%	08/15/31	770	797
6	Ford Credit Auto Owner Trust
	Class C Series 2020-B	2.040%	12/15/26	300	310
6	Ford Credit Floorplan Master
	Owner Trust A Class A
	Series 2019-1	2.840%	03/15/24	840	868
6	Ford Credit Floorplan Master
	Owner Trust A Class A
	Series 2019-4	2.440%	09/15/26	30	32
6	Ford Credit Floorplan Master
	Owner Trust A Class A1
	Series 2018-3	3.520%	10/15/23	985	1,017
6	Ford Credit Floorplan Master
	Owner Trust A Class A1
	Series 2019-3	2.230%	09/15/24	520	538
6	Ford Credit Floorplan Master
	Owner Trust A Class B
	Series 2019-1	3.250%	04/15/26	260	279
6	Ford Credit Floorplan Master
	Owner Trust A Class B
	Series 2019-3	2.420%	09/15/24	120	124
6	Ford Credit Floorplan Master
	Owner Trust A Class B
	Series 2020-1	0.980%	09/15/25	340	340
6	Ford Credit Floorplan Master
	Owner Trust A Class C
	Series 2020-1	1.420%	09/15/25	360	360
6	Ford Credit Floorplan Master
	Owner Trust A Class D
	Series 2020-1	2.120%	09/15/25	510	510
4,6,7,8	Freddie Mac STACR REMIC
	Trust Class M1 Series
	2020-DNA1, 1M USD LIBOR
	+ 0.700%	0.848%	01/25/50	257	256
4,6,7,8	Freddie Mac STACR REMIC
	Trust Class M1 Series
	2020-DNA2, 1M USD LIBOR
	+ 0.750%	0.898%	02/25/50	1,324	1,317
4,6,7,8	Freddie Mac STACR REMIC
	Trust Class M1 Series
	2020-HQA1, 1M USD
	LIBOR + 0.750%	0.898%	01/25/50	139	139
4,6,7,8	Freddie Mac STACR REMICS
	Class M1 Series 2018-SPI1	3.721%	02/25/48	43	42
6,8,9,10	Global SC Finance VII Srl
	Class A Series 2020-2A	2.260%	11/19/40	570	570
6	GM Financial Automobile
	Leasing Trust Class A4
	Series 2020-1	1.700%	12/20/23	320	327
6	GM Financial Automobile
	Leasing Trust Class B Series
	2020-1	1.840%	12/20/23	460	469
6	GM Financial Automobile
	Leasing Trust Class B Series
	2020-2	1.560%	07/22/24	180	183
6	GM Financial Automobile
	Leasing Trust Class B Series
	2020-3	0.760%	10/21/24	200	200
6	GM Financial Automobile
	Leasing Trust Class C Series
	2020-1	2.040%	12/20/23	300	305

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	GM Financial Automobile
	Leasing Trust Class C Series
	2020-2	2.560%	07/22/24	150	156
6	GM Financial Automobile
	Leasing Trust Class C Series
	2020-3	1.110%	10/21/24	380	380
6	GM Financial Automobile
	Leasing Trust Class D Series
	2020-1	2.280%	06/20/24	210	214
6	GM Financial Automobile
	Leasing Trust Class D Series
	2020-2	3.210%	12/20/24	210	219
6	GM Financial Automobile
	Leasing Trust Class D Series
	2020-3	1.710%	02/20/25	340	340
6	GM Financial Consumer
	Automobile Receivables
	Trust Class A3 Series 2019-4	1.750%	07/16/24	400	407
6	GM Financial Consumer
	Automobile Receivables
	Trust Class A4 Series 2018-4	3.320%	06/17/24	250	263
6	GM Financial Consumer
	Automobile Receivables
	Trust Class A4 Series 2019-4	1.760%	01/16/25	170	175
6,8	GM Financial Consumer
	Automobile Receivables
	Trust Class B Series 2017-3A	2.330%	03/16/23	70	71
6	GM Financial Consumer
	Automobile Receivables
	Trust Class B Series 2020-3	0.810%	01/16/26	200	200
6	GM Financial Consumer
	Automobile Receivables
	Trust Class C Series 2020-3	1.370%	01/16/26	100	101
6	GM Financial Consumer
	Automobile Receivables
	Trust Class D Series 2020-3	1.910%	09/16/27	100	100
6,7	GMACM Mortgage Loan Trust
	Class 3A1 Series 2005-AR6	3.601%	11/19/35	25	22
6,8	GMF Floorplan Owner
	Revolving Trust Class A
	Series 2019-1	2.700%	04/15/24	410	424
6,8	GMF Floorplan Owner
	Revolving Trust Class B
	Series 2020-1	1.030%	08/15/25	140	140
6,8	GMF Floorplan Owner
	Revolving Trust Class C
	Series 2020-1	1.480%	08/15/25	110	110
6,8	Golden Credit Card Trust
	Class A Series 2018-4A	3.440%	08/15/25	2,420	2,598
6,7,8	Gosforth Funding plc,
	Class A1 Series 2018-1A,
	3M USD LIBOR + 0.450%	0.700%	08/25/60	241	241
6,8	GRACE Mortgage Trust
	Class A Series 2014-GRCE	3.369%	06/10/28	500	504
6,8	GreatAmerica Leasing
	Receivables Funding LLC
	Class A4 Series 2019-1	3.210%	02/18/25	210	221
6,8	GreatAmerica Leasing
	Receivables Funding LLC
	Class A4 Series 2020-1	1.850%	02/16/26	400	414
6,8	GS Mortgage Securities Corp
	II Class A Series 2012-BWTR	2.954%	11/5/34	860	858

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	GS Mortgage Securities Corp.
	II Class A5 Series 2018-GS10	4.155%	07/10/51	130	154
6,8	GS Mortgage Securities Corp.
	Trust Class A Series
	2012-ALOHA	3.551%	04/10/34	790	796
6	GS Mortgage Securities Trust
	Class A3 Series 2017-GS6	3.433%	05/10/50	220	248
6	GS Mortgage Securities Trust
	Class A4 Series 2013-GC12	3.135%	06/10/46	306	322
6	GS Mortgage Securities Trust
	Class A4 Series 2013-GCJ14	3.955%	08/10/46	705	742
6	GS Mortgage Securities Trust
	Class A4 Series 2014-GC26	3.364%	11/10/47	500	536
6	GS Mortgage Securities Trust
	Class A4 Series 2015-GC28	3.136%	02/10/48	939	1,011
6	GS Mortgage Securities Trust
	Class A4 Series 2015-GC30	3.382%	05/10/50	300	328
6	GS Mortgage Securities Trust
	Class A4 Series 2015-GC32	3.764%	07/10/48	99	110
6	GS Mortgage Securities Trust
	Class A4 Series 2015-GC34	3.506%	10/10/48	588	651
6	GS Mortgage Securities Trust
	Class A4 Series 2016-GS3	2.850%	10/10/49	530	574
6,7	GS Mortgage Securities Trust
	Class A4 Series 2018-GS9	3.992%	03/10/51	10	12
6	GS Mortgage Securities Trust
	Class A4 Series 2019-GC38	3.968%	02/10/52	200	234
6	GS Mortgage Securities Trust
	Class A4 Series 2019-GC40	3.160%	07/10/52	110	124
6	GS Mortgage Securities Trust
	Class A4 Series 2019-GC42	3.001%	09/1/52	200	224
6,7	GS Mortgage Securities Trust
	Class A5 Series 2013-GC13	4.187%	07/10/46	543	584
6	GS Mortgage Securities Trust
	Class A5 Series 2013-GC14	4.243%	08/10/46	1,015	1,097
6	GS Mortgage Securities Trust
	Class A5 Series 2014-GC20	3.998%	04/10/47	1,000	1,087
6	GS Mortgage Securities Trust
	Class A5 Series 2014-GC24	3.931%	09/10/47	807	886
6	GS Mortgage Securities Trust
	Class A5 Series 2014-GC26	3.629%	11/10/47	330	361
6	GS Mortgage Securities Trust
	Class A5 Series 2015-GC28	3.396%	02/10/48	677	740
6	GS Mortgage Securities Trust
	Class AAB Series 2013-GC14	3.817%	08/10/46	114	119
6,8	GS Mortgage Securities Trust
	Class AS Series 2012-GC6	4.948%	01/10/45	25	26
6	GS Mortgage Securities Trust
	Class AS Series 2014-GC20	4.258%	04/10/47	20	22
6,7	GS Mortgage Securities Trust
	Class AS Series 2014-GC24	4.162%	09/10/47	380	410
6,7	GS Mortgage Securities Trust
	Class B Series 2013-GCJ12	3.777%	06/10/46	200	203
6,7	GS Mortgage Securities Trust
	Class B Series 2014-GC24	4.643%	09/10/47	270	243
6,7,8	GS Mortgage Securities Trust
	Class C Series 2011-GC3	5.751%	03/10/44	70	70
6,7	GS Mortgage Securities Trust
	Class C Series 2012-GCJ7	5.894%	05/10/45	210	201
6,7,8	GS Mortgage Securities Trust
	Class C Series 2013-GC13	4.220%	07/10/46	140	135

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	GS Mortgage Securities Trust
	Class C Series 2014-GC24	4.664%	09/10/47	410	334
6,7	GS Mortgage Securities Trust
	Class C Series 2015-GC34	4.805%	10/10/48	310	279
6,8	Hardee's Funding LLC
	Class A23 Series 2018-1A	5.710%	06/20/48	725	762
6,8	Harley Marine Financing LLC
	Class A2 Series 2018-1A	5.682%	05/15/43	453	410
6	Harley-Davidson Motorcycle
	Trust Class A3 Series 2019-A	2.340%	02/15/24	1,230	1,252
6	Harley-Davidson Motorcycle
	Trust Class A3 Series 2020-A	1.870%	10/15/24	760	775
6	Harley-Davidson Motorcycle
	Trust Class A4 Series 2019-A	2.390%	11/15/26	270	280
6	Harley-Davidson Motorcycle
	Trust Class A4 Series 2019-A	1.930%	04/15/27	240	248
6,8	Hertz Fleet Lease Funding LP
	Class A2 Series 2018-1	3.230%	05/10/32	515	518
6,8	Hertz Vehicle Financing II LP
	Class A Series 2015-3A	2.670%	09/25/21	76	76
6,8	Hertz Vehicle Financing II LP
	Class A Series 2016-2A	2.950%	03/25/22	148	148
6,8	Hilton USA Trust Class A
	Series 2016-HHV	3.719%	11/5/38	80	85
6,7,8	Holmes Master Issuer plc
	Class A2 Series 2018-1A,
	3M USD LIBOR + 0.360%	0.635%	10/15/54	217	217
6,7,8	Holmes Master Issuer plc
	Class A2 Series 2018-2A,
	3M USD LIBOR + 0.420%	0.695%	10/15/54	314	314
6	Honda Auto Receivables
	Owner Trust Class A4 Series
	2018-3	3.070%	11/21/24	210	217
6	Honda Auto Receivables
	Owner Trust Class A4 Series
	2018-4	3.300%	07/15/25	200	209
6	Honda Auto Receivables
	Owner Trust Class A4 Series
	2019-1	2.900%	06/18/24	230	241
6	Honda Auto Receivables
	Owner Trust Class A4 Series
	2019-3	1.850%	08/15/25	500	515
6	Honda Auto Receivables
	Owner Trust Class A4 Series
	2020-1	1.630%	10/21/26	720	743
6,8	Houston Galleria Mall Trust
	Class A1A2 Series
	2015-HGLR	3.087%	03/5/37	3,030	3,062
6,8	HPEFS Equipment Trust
	Class A3 Series 2019-1A	2.210%	09/20/29	100	102
6,8	HPEFS Equipment Trust
	Class A3 Series 2020-1A	1.760%	02/20/30	600	611
6,8	HPEFS Equipment Trust
	Class B Series 2019-1A	2.320%	09/20/29	180	184
6,8	HPEFS Equipment Trust
	Class B Series 2020-1A	1.890%	02/20/30	300	306
6,8	HPEFS Equipment Trust
	Class C Series 2019-1A	2.490%	09/20/29	100	102
6,8	HPEFS Equipment Trust
	Class D Series 2019-1A	2.720%	09/20/29	100	102
6,8	Hudson Yards Mortgage Trust
	Class A Series 2019-30HY	3.228%	07/10/39	330	370

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	Hudsons Bay Simon JV Trust
	Class A7 Series 2015-HB7	3.914%	08/5/34	500	445
6,8	Hyundai Auto Lease
	Securitization Trust Class B
	Series 2020-B	0.810%	10/15/24	190	190
6	Hyundai Auto Receivables
	Trust Class A3 Series 2019-B	1.940%	02/15/24	1,460	1,492
6	Hyundai Auto Receivables
	Trust Class A4 Series 2019-B	2.000%	04/15/25	410	426
6	Hyundai Auto Receivables
	Trust Class B Series 2019-A	2.940%	05/15/25	190	200
6	Hyundai Auto Receivables
	Trust Class B Series 2019-B	2.210%	04/15/25	120	126
6	Hyundai Auto Receivables
	Trust Class B Series 2020-B	0.940%	12/15/25	130	131
6	Hyundai Auto Receivables
	Trust Class C Series 2020-B	1.600%	12/15/26	160	163
6,8	Hyundai Floorplan Master
	Owner Trust Class A Series
	2019-1	2.680%	04/15/24	510	527
6,7,8	Invitation Homes Trust
	Class A Series 2017-SFR2,
	1M USD LIBOR + 0.850%	1.001%	12/17/36	659	655
6,7,8	Invitation Homes Trust
	Class A Series 2017-SFR2,
	1M USD LIBOR + 1.150%	1.301%	12/17/36	250	249
6,7,8	Invitation Homes Trust
	Class A Series 2018-SFR1,
	1M USD LIBOR + 0.700%	0.851%	03/17/37	974	961
6,7,8	Invitation Homes Trust
	Class A Series 2018-SFR1,
	1M USD LIBOR + 0.950%	1.101%	03/17/37	260	257
6,7,8	Irvine Core Office Trust
	Class A2 Series 2013-IRV	3.279%	05/15/48	358	373
6,8	Jackson Park Trust Class A
	Series 2019-LIC	2.766%	10/14/39	530	564
6	John Deere Owner Trust
	Class A4 Series 2019-B	2.320%	05/15/26	350	365
6,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A
	Series 2012-HSBC	3.093%	07/5/32	139	142
6,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A3
	Series 2010-C2	4.070%	11/15/43	30	30
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A3
	Series 2012-C6	3.507%	05/15/45	288	298
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A3
	Series 2012-C8	2.829%	10/15/45	319	329
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A3
	Series 2013-C16	3.881%	12/15/46	60	64
6,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A4
	Series 2011-C3	4.717%	02/15/46	314	314

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A4
	Series 2013-C13	3.994%	01/15/46	323	347
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A4
	Series 2013-C16	4.166%	12/15/46	410	447
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A5
	Series 2012-LC9	2.840%	12/15/47	755	779
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A5
	Series 2013-LC11	2.960%	04/15/46	402	421
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class A5
	Series 2016-JP3	2.870%	08/15/49	1,164	1,268
6,7,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class AS
	Series 2011-C5	5.605%	08/15/46	100	103
6,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class AS
	Series 2012-C8	3.424%	10/15/45	100	104
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class AS
	Series 2012-CBX	4.271%	06/15/45	650	678
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class AS
	Series 2013-C16	4.517%	12/15/46	400	428
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class ASB
	Series 2013-C16	3.674%	12/15/46	171	179
6	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class ASB
	Series 2014-C20	3.461%	07/15/47	297	309
6,7	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class B
	Series 2013-C16	5.130%	12/15/46	550	582
6,7,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class C
	Series 2010-C2	5.841%	11/15/43	150	149
6,7	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class C
	Series 2013-C13	4.214%	01/15/46	170	170
6,7	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class C
	Series 2013-C16	5.194%	12/15/46	270	281

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7,8	JP Morgan Chase
	Commercial Mortgage
	Securities Trust Class D
	Series 2010-C2	5.841%	11/15/43	170	105
6,7,8	JP Morgan Commercial
	Mortgage-Backed Securities
	Trust Class A4B Series
	2011-RR1	4.717%	03/16/46	70	70
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A3 Series 2014-C26	3.231%	01/15/48	566	610
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A3 Series 2015-C31	3.801%	08/15/48	590	662
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2013-C14	4.133%	08/15/46	300	324
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2013-C17	4.199%	01/15/47	497	544
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2014-C19	3.997%	04/15/47	70	77
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2014-C26	3.494%	01/15/48	1,030	1,126
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2015-C27	3.179%	02/15/48	354	384
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2015-C30	3.551%	07/15/48	580	635
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A4 Series 2015-C33	3.770%	12/15/48	513	577
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2013-C12	3.664%	07/15/45	439	468
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2013-C15	4.131%	11/15/45	800	869
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2014-C18	4.079%	02/15/47	750	821
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,320
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2015-C30	3.822%	07/15/48	1,290	1,446
6	JPMBB Commercial
	Mortgage Securities Trust
	Class A5 Series 2015-C32	3.598%	11/15/48	270	300
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class AS Series 2013-C12	4.175%	07/15/45	180	190
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class AS Series 2014-C18	4.439%	02/15/47	300	321
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class AS Series 2015-C30	4.226%	07/15/48	385	428

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	JPMBB Commercial
	Mortgage Securities Trust
	Class ASB Series 2013-C15	3.659%	11/15/45	60	63
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class B Series 2013-C15	4.927%	11/15/45	430	453
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class B Series 2014-C18	4.971%	02/15/47	300	316
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class C Series 2013-C15	5.373%	11/15/45	340	339
6,7	JPMBB Commercial
	Mortgage Securities Trust
	Class C Series 2014-C18	4.971%	02/15/47	150	148
6	JPMCC Commercial
	Mortgage Securities Trust
	Class A4 Series 2017-JP6	3.224%	07/15/50	250	279
6	JPMCC Commercial
	Mortgage Securities Trust
	Class A5 Series 2017-JP5	3.723%	03/15/50	200	229
6	JPMCC Commercial
	Mortgage Securities Trust
	Class A5 Series 2017-JP6	3.490%	07/15/50	280	317
6	JPMCC Commercial
	Mortgage Securities Trust
	Class A5 Series 2017-JP7	3.454%	09/15/50	350	397
6	JPMDB Commercial
	Mortgage Securities Trust
	Class A3 Series 2016-C4	3.141%	12/15/49	220	243
6	JPMDB Commercial
	Mortgage Securities Trust
	Class A4 Series 2018-C8	4.211%	06/15/51	10	12
6	JPMDB Commercial
	Mortgage Securities Trust
	Class A5 Series 2017-C7	3.409%	10/15/50	160	182
6,7	Lanark Master Issuer plc
	Class 1A Series 2018-2A,
	3M USD LIBOR + 0.420%	0.676%	12/22/69	230	229
6,7,8	Lanark Master Issuer plc
	Class 1A Series 2020-1A	2.277%	12/22/69	280	291
6,8	Laurel Road Prime Student
	Loan Trust Class A2B Series
	2017-C	2.810%	11/25/42	342	348
6,8	Laurel Road Prime Student
	Loan Trust Class A2FX Series
	2018-B	3.540%	05/26/43	534	549
6,8	LCCM Mortgage Trust Class A
	Series 2014-909	3.388%	05/15/31	450	452
6,7	MASTR Adjustable Rate
	Mortgages Trust Class 5A1
	Series 2004-3	3.109%	04/25/34	8	7
6	Mercedes-Benz Auto Lease
	Trust Class A4 Series 2020-A	1.880%	09/15/25	500	512
6	Mercedes-Benz Auto
	Receivables Trust Class A4
	Series 2019-1	2.040%	01/15/26	590	615
6,8	Mercedes-Benz Master
	Owner Trust Class A Series
	2019-BA	2.610%	05/15/24	1,370	1,418

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	Merrill Lynch Mortgage
	Investors Trust MLMI Class
	2A Series 2003-A4	3.736%	07/25/33	7	7
6,7	Merrill Lynch Mortgage
	Investors Trust MLMI Class
	2A2 Series 2003-A2, 6M
	USD LIBOR + 1.500%	1.810%	02/25/33	12	11
6,8	MMAF Equipment
	Finance LLC Class A4 Series
	2018-A	3.390%	01/10/25	200	209
6,8	MMAF Equipment
	Finance LLC Class A5 Series
	2015-AA	2.490%	02/19/36	345	350
6,8	MMAF Equipment
	Finance LLC Class A5 Series
	2018-A	3.610%	03/10/42	110	119
6,8	MMAF Equipment
	Finance LLC Class A5 Series
	2019-A	3.080%	11/12/41	220	238
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A3 Series 2013-C11	3.960%	08/15/46	259	273
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A3 Series 2014-C15	3.773%	04/15/47	750	814
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A3 Series 2015-C23	3.451%	07/15/50	233	254
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A3 Series 2015-C24	3.479%	05/15/48	420	463
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2012-C5	3.176%	08/15/45	506	522
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2012-C6	2.858%	11/15/45	115	118
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2013-C10	4.218%	07/15/46	683	735
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2013-C11	4.298%	08/15/46	580	630
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2013-C12	4.259%	10/15/46	80	87
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2013-C13	4.039%	11/15/46	200	218
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2013-C9	3.102%	05/15/46	595	626
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2014-C15	4.051%	04/15/47	315	345
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2014-C18	3.923%	10/15/47	490	542
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2015-C20	3.249%	02/15/48	780	843

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2015-C23	3.719%	07/15/50	822	916
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2016-C29	3.325%	05/15/49	2,279	2,517
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2016-C32	3.720%	12/15/49	2,904	3,307
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series 2017-C34	3.536%	11/15/52	490	554
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A4 Series2014 C19	3.526%	12/15/47	440	477
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A5 Series 2014-C14	4.064%	02/15/47	450	485
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A5 Series 2014-C16	3.892%	06/15/47	504	549
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A5 Series 2014-C17	3.741%	08/15/47	320	348
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,619
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class AS Series 2012-C5	3.792%	08/15/45	50	52
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class AS Series 2013-C7	3.214%	02/15/46	60	62
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class AS Series 2014-C14	4.384%	02/15/47	450	487
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class AS Series 2014-C16	4.094%	06/15/47	230	249
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class AS Series 2014-C17	4.011%	08/15/47	160	173
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class ASB Series 2013-C12	3.824%	10/15/46	106	111
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class B Series 2014-C16	4.494%	06/15/47	660	682
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class C Series 2013-C10	4.218%	07/15/46	70	66
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class C Series 2014-C15	5.070%	04/15/47	50	51
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class C Series 2014-C16	4.927%	06/15/47	300	244
6,7	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Class C Series 2016-C29	4.904%	05/15/49	40	37
6	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Series Class A4 2013-C7	2.918%	02/15/46	130	135

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Morgan Stanley Capital I
	Class A4 Series 2017-HR2	3.587%	12/15/50	195	221
6	Morgan Stanley Capital I
	Class ASB Series 2017-HR2	3.509%	12/15/50	140	156
6,8	Morgan Stanley Capital I Trust
	Class A Series 2014-150E	3.912%	09/9/32	675	722
6,8	Morgan Stanley Capital I Trust
	Class A Series 2014-CPT	3.350%	07/13/29	600	612
6,8	Morgan Stanley Capital I Trust
	Class A Series 2015-420	3.727%	10/12/50	681	728
6,8	Morgan Stanley Capital I Trust
	Class A2 Series 2012-STAR	3.201%	08/5/34	411	411
6	Morgan Stanley Capital I Trust
	Class A4 Series 2012-C4	3.244%	03/15/45	380	388
6	Morgan Stanley Capital I Trust
	Class A4 Series 2015-UBS8	3.809%	12/15/48	916	1,028
6	Morgan Stanley Capital I Trust
	Class A4 Series 2016-BNK2	3.049%	11/15/49	400	439
6	Morgan Stanley Capital I Trust
	Class A4 Series 2016-UB11	2.782%	08/15/49	654	705
6	Morgan Stanley Capital I Trust
	Class A4 Series 2016-UBS9	3.594%	03/15/49	963	1,062
6	Morgan Stanley Capital I Trust
	Class AS Series 2012-C4	3.773%	03/15/45	60	61
6,7	Morgan Stanley Capital I Trust
	Class C Series 2015-UBS8	4.737%	12/15/48	150	137
6,7	Morgan Stanley Mortgage
	Loan Trust Class 5A1 Series
	2006-8AR	2.746%	06/25/36	58	54
6,8	MSBAM Commercial
	Mortgage Securities Trust
	Class A2 Series 2012-CKSV	3.277%	10/15/30	785	710
6,8	Navient Private Education
	Loan Trust Class A2A Series
	2017-A	2.880%	12/16/58	335	343
6,8	Navient Private Education
	Loan Trust Class A2A Series
	2018-BA	3.610%	12/15/59	514	536
6,8	Navient Private Education Refi
	Loan Trust Class A2 Series
	2018-CA	3.520%	06/16/42	1,381	1,420
6,8	Navient Private Education Refi
	Loan Trust Class A2A Series
	2018-DA	4.000%	12/15/59	1,349	1,416
6,7,8	Navient Student Loan Trust
	Class A2 Series 2016-2, 1M
	USD LIBOR + 1.050%	1.198%	06/25/65	26	26
6,7,8	Navient Student Loan Trust
	Class A2 Series 2016-3, 1M
	USD LIBOR + 0.850%	0.998%	06/25/65	16	16
6,7,8	Navient Student Loan Trust
	Class A2 Series 2016-6, 1M
	USD LIBOR + 0.750%	0.898%	03/25/66	551	551
6,8	Navient Student Loan Trust
	Class A2 Series 2018-EA	3.390%	12/15/59	560	593
6,8	Navient Student Loan Trust
	Series Class A1 2018-EA	3.430%	12/15/59	181	181
6,8	Navient Student Loan Trust
	Series Class A1 2018-EA	4.000%	12/15/59	2,230	2,317
6	Nissan Auto Receivables
	Owner Trust Class A4 Series
	2018-B	3.160%	12/16/24	340	356

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Nissan Auto Receivables
	Owner Trust Class A4 Series
	2019-A	3.000%	09/15/25	280	295
6	Nissan Auto Receivables
	Owner Trust Class A4 Series
	2019-B	2.540%	12/15/25	610	640
6,8	One Bryant Park Trust Class A
	Series 2019-OBP	2.516%	09/15/54	530	566
6,8	Palisades Center Trust Class A
	Series 2016-PLSD	2.713%	04/13/33	200	148
6,7,8	Pepper Residential Securities
	Trust Class A1U Series 21A,
	1M USD LIBOR + 0.880%	1.032%	01/16/60	336	335
6,7,8	Pepper Residential Securities
	Trust No. 22 Class A1U
	Series 22A, 1M USD LIBOR
	+ 1.000%	1.156%	06/20/60	141	140
6,7,8	Pepper Residential Securities
	Trust No. 23 Class A1U
	Series 23A, 1M USD LIBOR
	+ 0.950%	1.100%	08/18/60	149	148
6,7,8	Permanent Master Issuer plc
	Class 1A1 Series 2018-1A,
	3M USD LIBOR + 0.380%	0.655%	07/15/58	103	103
6,8	PFS Financing Corp. Class A
	Series 2017-D	2.400%	10/17/22	520	520
6,8	PFS Financing Corp. Class A
	Series 2020-A	1.270%	06/15/25	1,000	1,008
6,8	PFS Financing Corp. Class A
	Series 2020-B	1.210%	06/15/24	600	606
6,8	PFS Financing Corp. Class A
	Series 2020-E	1.000%	10/15/25	290	291
6,8	PFS Financing Corp. Class A
	Series 2020-F	0.930%	08/15/24	220	221
6,7,8	PHEAA Student Loan Trust
	Class A Series 2016-2, 1M
	USD LIBOR + 0.950%	1.098%	11/25/65	487	486
6,8	Progress Residential Trust
	Class A Series 2017-SFR2	2.897%	12/17/34	389	390
6,8	Progress Residential Trust
	Class A Series 2018-SFR1	3.255%	03/17/35	559	563
6,8	Progress Residential Trust
	Class A Series 2018-SFR3	3.880%	10/17/35	999	1,026
6,8	Progress Residential Trust
	Class A Series 2020-SFR2	2.078%	06/17/37	120	122
6,8,9,10	Progress Residential Trust
	Class A Series 2020-SFR3	1.294%	10/17/27	200	200
6,8	Progress Residential Trust
	Class B Series 2017-SFR2	3.196%	12/17/34	100	100
6,8	Progress Residential Trust
	Class B Series 2018-SFR1	3.484%	03/17/35	100	101
6	PSNH Funding LLC 3
	Class A1 Series 2018-1	3.094%	02/1/26	143	148
6,7,8	RESIMAC Bastille Trust
	Class A1 Series 2018-1NC,
	1M USD LIBOR + 0.850%	1.004%	12/5/59	393	392
6,7,8	RESIMAC MBS Trust
	Class A1A Series 2018-2A,
	1M LIBOR + 0.850%	1.006%	04/10/50	70	70
6,7,8	RESIMAC Premier Class A1
	Series 2018-1A, 1M USD
	LIBOR + 0.800%	0.956%	11/10/49	366	365

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,7	RFMSI Series Trust Class 2A1
	Series 2006-SA3	4.659%	09/25/36	58	45
6,7	RFMSI Trust Class 2A1 Series
	2006-SA2	4.789%	08/25/36	185	156
6	Santander Drive Auto
	Receivables Trust Class B
	Series 2020-2	0.960%	11/15/24	320	322
6	Santander Drive Auto
	Receivables Trust Class C
	Series 2017-3	2.760%	12/15/22	46	46
6	Santander Drive Auto
	Receivables Trust Class C
	Series 2020-2	1.460%	09/15/25	630	635
6	Santander Drive Auto
	Receivables Trust Class C
	Series 2020-3	1.120%	01/15/26	830	830
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2018-1	3.320%	03/15/24	520	532
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2018-3	4.070%	08/15/24	1,390	1,448
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2018-4	3.980%	12/15/25	780	816
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2018-5	4.190%	12/16/24	1,250	1,301
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2020-2	2.220%	09/15/26	880	894
6	Santander Drive Auto
	Receivables Trust Class D
	Series 2020-3	1.640%	11/16/26	930	930
6,8	Santander Retail Auto Lease
	Trust Class A3 Series 2020-A	1.740%	07/20/23	3,170	3,242
6,8	Santander Retail Auto Lease
	Trust Class A4 Series 2020-A	1.760%	03/20/24	920	946
6,8	Santander Retail Auto Lease
	Trust Class D Series 2020-A	2.520%	11/20/24	470	480
6,8	Securitized Term Auto
	Receivables Trust Class A4
	Series 2018-1A	3.298%	11/25/22	160	164
6,8	Securitized Term Auto
	Receivables Trust Class A4
	Series 2018-2A	3.544%	06/26/23	230	236
6,8	SLM Private Education Loan
	Trust Class B Series 2014-A	3.500%	11/15/44	100	101
6	SMART ABS Series US Trust
	Class A4A Series 2016-2US	2.050%	12/14/22	66	66
6,8	SMB Private Education Loan
	Trust Class A2A Series
	2016-A	2.700%	05/15/31	170	174
6,8	SMB Private Education Loan
	Trust Class A2A Series
	2017-B	2.820%	10/15/35	353	365
6,8	SMB Private Education Loan
	Trust Class A2A Series
	2018-A	3.500%	02/15/36	1,369	1,438
6,8	SMB Private Education Loan
	Trust Class A2A Series
	2018-B	3.600%	01/15/37	669	702

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	SMB Private Education Loan
	Trust Class A2A Series
	2018-C	3.630%	11/15/35	921	967
6,7,8	SMB Private Education Loan
	Trust Class A2B Series
	2016-B, 1M USD LIBOR +
	1.450%	1.602%	02/17/32	158	159
6,7,8	SMB Private Education Loan
	Trust Class A2B Series
	2016-C, 1M USD LIBOR +
	1.100%	1.252%	09/15/34	173	173
6,7,8	SMB Private Education Loan
	Trust Class A2B Series
	2017-A, 1M USD LIBOR +
	0.900%	1.052%	09/15/34	195	195
6,7,8	SoFi Professional Loan
	Program LLC Class A1
	Series 2016-D, 1M USD
	LIBOR + 0.950%	1.098%	01/25/39	26	25
6,7,8	SoFi Professional Loan
	Program LLC Class A1
	Series 2017-C, 1M USD
	LIBOR + 0.600%	0.748%	07/25/40	15	15
6,8	SoFi Professional Loan
	Program LLC Class A2A
	Series 2018-A	2.390%	02/25/42	3	3
6,8	SoFi Professional Loan
	Program LLC Class A2B
	Series 2016-C	2.360%	12/27/32	84	85
6,8	SoFi Professional Loan
	Program LLC Class A2B
	Series 2016-D	2.340%	04/25/33	93	95
6,8	SoFi Professional Loan
	Program LLC Class A2B
	Series 2017-A	2.400%	03/26/40	26	26
6,8	SoFi Professional Loan
	Program LLC Class A2B
	Series 2017-E	2.720%	11/26/40	354	361
6,8	SoFi Professional Loan
	Program LLC Class A2B
	Series 2018-A	2.950%	02/25/42	390	401
6,8	SoFi Professional Loan
	Program LLC
	Class A2BSeries 2016-B	2.740%	10/25/32	75	76
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2016-D	3.340%	08/25/47	780	803
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2017-B	2.740%	05/25/40	179	182
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2017-D	2.650%	09/25/40	233	240
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2017-F	2.840%	01/25/41	253	260
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2018-C	3.590%	01/25/48	1,300	1,360
6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2018-D	3.600%	02/25/48	1,150	1,200

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	SoFi Professional Loan
	Program LLC Class A2FX
	Series 2019-B	3.090%	08/17/48	520	541
6,8	SoFi Professional Loan
	Program Trust Class A1FX
	Series 2020-A	2.060%	05/15/46	1,173	1,183
6,8	Stack Infrastructure
	Issuer LLC Class A2 Series
	2019-1A	4.540%	02/25/44	428	461
6	Synchrony Card Funding LLC
	Class A Series 2019-A2	2.340%	06/15/25	1,600	1,651
6	Synchrony Card Issuance
	Trust Class A Series 2018-A1	3.380%	09/15/24	90	93
6	Synchrony Credit Card Master
	Note Trust Class A Series
	2017-2	2.620%	10/15/25	1,945	2,029
6	Synchrony Credit Card Master
	Note Trust Class B Series
	2017-2	2.820%	10/15/25	290	302
6	Synchrony Credit Card Master
	Note Trust Class C Series
	2016-2C	2.950%	05/15/24	280	284
6	Synchrony Credit Card Master
	Note Trust Class C Series
	2017-2	3.010%	10/15/25	380	396
6,8	Taco Bell Funding LLC
	Class A23 Series 2019-1A	4.970%	05/25/46	87	94
6,8	Taco Bell Funding LLC
	Class A2II Series 2016-1A	4.377%	05/25/46	203	204
6,8	Tesla Auto Lease Trust
	Class A3 Series 2019-A	2.160%	10/20/22	700	719
6,8	Tesla Auto Lease Trust
	Class A4 Series 2019-A	2.200%	11/21/22	400	411
6,8	Tesla Auto Lease Trust
	Class A4 Series 2020-A	0.780%	12/20/23	130	131
6,8	Tesla Auto Lease Trust Class B
	Series 2018-B	4.120%	10/20/21	360	369
6,8	Tesla Auto Lease Trust Class B
	Series 2020-A	1.180%	01/22/24	210	212
6,8	Tesla Auto Lease Trust Class C
	Series 2018-B	4.360%	10/20/21	330	339
6,8	Tesla Auto Lease Trust Class C
	Series 2020-A	1.680%	02/20/24	100	101
6,8	Textainer Marine Containers
	VII Ltd Class A Series
	2019-1A	3.960%	04/20/44	328	335
6,8	Tidewater Auto Receivables
	Trust Class B Series 2018-AA	3.450%	11/15/24	55	55
6,8	Tidewater Auto Receivables
	Trust Class C Series 2018-AA	3.840%	11/15/24	200	204
6,8	Tidewater Auto Receivables
	Trust Class D Series
	2018-AA	4.300%	11/15/24	120	123
6,8	Tif Funding II LLC Class A
	Series 2020-1A	2.090%	08/20/45	248	248
6,8	TMSQ Mortgage Trust Class A
	Series 2014-1500	3.680%	10/10/36	640	680
6,8	Toyota Auto Loan Extended
	Note Trust Class A Series
	2019-1A	2.560%	11/25/31	100	107

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6,8	Toyota Auto Loan Extended
	Note Trust Class A Series
	2020-1A	1.350%	05/25/33	590	605
6	Toyota Auto Receivables
	Owner Trust Class A4 Series
	2019-A	3.000%	05/15/24	190	201
6	Toyota Auto Receivables
	Owner Trust Class A4 Series
	2019-D	1.990%	02/18/25	300	312
6	Toyota Auto Receivables
	Owner Trust Class A4 Series
	2020-A	1.680%	05/15/25	900	929
6,8	Trafigura Securitisation
	Finance PLC Class A2 Series
	2018-1A	3.730%	03/15/22	1,500	1,516
6,8	Trinity Rail Leasing LLC
	Class A2 Series 2018-1A	4.620%	06/17/48	740	755
6,8	TRIP Rail Master Funding LLC
	Class A1 Series 2017-1A	2.709%	08/15/47	33	33
6	UBS Commercial Mortgage
	Trust Class A4 Series
	2017-C7	3.679%	12/15/50	150	173
6	UBS Commercial Mortgage
	Trust Class AS Series
	2012-C1	4.171%	05/10/45	30	31
6	UBS Commercial Mortgage
	Trust Class ASB Series
	2019-C16	3.460%	04/15/52	167	187
6,8	UBS-BAMLL Trust Class A
	Series 2012-WRM	3.663%	06/10/30	606	629
6	UBS-Barclays Commercial
	Mortgage Trust Class A4
	Series 2013-C6	3.244%	04/10/46	150	157
6	UBS-Barclays Commercial
	Mortgage Trust Class A5
	Series 2012-C4	2.850%	12/10/45	223	231
6	UBS-Barclays Commercial
	Mortgage Trust Class AS
	Series 2013-C6	3.469%	04/10/46	50	52
6,8	Vantage Data Centers
	Issuer LLC Class A2 Series
	2018-1A	4.072%	02/16/43	390	404
6,8	Vantage Data Centers
	Issuer LLC Class A2 Series
	2019-1A	3.188%	07/15/44	198	202
6	Verizon Owner Trust Class B
	Series 2020-A	1.980%	07/22/24	500	518
6	Verizon Owner Trust Class B
	Series 2020-B	0.680%	02/20/25	1,300	1,299
6	Verizon Owner Trust Class C
	Series 2020-B	0.830%	02/20/25	430	430
6,8	VNDO Mortgage Trust Class A
	Series 2012-6AVE	2.996%	11/15/30	297	305
6,8	VNDO Mortgage Trust Class A
	Series 2013-PENN	3.808%	12/13/29	270	270
6,7,8	VNDO Mortgage Trust Class B
	Series 2013-PENN	4.079%	12/13/29	80	80
6,7,8	VNDO Mortgage Trust Class C
	Series 2013-PENN	4.079%	12/13/29	60	60
6	Volkswagen Auto Loan
	Enhanced Trust Class A4
	Series 2018-1	3.150%	07/22/24	220	227

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Volkswagen Auto Loan
	Enhanced Trust Class A4
	Series 2018-2	3.330%	02/20/25	220	230
6,7	WaMu Mortgage
	Pass-Through Certificates
	Class 1A7 Series 2003-AR9
	Trust	2.790%	09/25/33	8	8
6,7	WaMu Mortgage
	Pass-Through Certificates
	Class A Series 2002-AR18
	Trust	3.954%	01/25/33	6	5
6,7	WaMu Mortgage
	Pass-Through Certificates
	Class A7 Series 2003-AR7
	Trust	2.688%	08/25/33	5	5
6	Wells Fargo Commercial
	Mortgage Trust Class A3
	Series 2012-LC5	2.918%	10/15/45	622	644
6	Wells Fargo Commercial
	Mortgage Trust Class A3
	Series 2015-C30	3.411%	09/15/58	453	499
6	Wells Fargo Commercial
	Mortgage Trust Class A3
	Series 2016-BNK1	2.652%	08/15/49	320	343
6,7	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2013-LC12	4.218%	07/15/46	777	836
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2015-C27	3.190%	02/15/48	638	685
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2015-C29	3.637%	06/15/48	1,445	1,605
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2015-C30	3.664%	09/15/58	420	468
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2015-LC22	3.839%	09/15/58	899	1,009
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2016-C32	3.560%	01/15/59	1,344	1,490
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2016-C37	3.525%	12/15/49	260	289
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2017-C39	3.157%	09/15/50	120	132
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2017-C40	3.581%	10/15/50	650	737
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2017-C41	3.472%	11/15/50	390	440
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2017-C42	3.589%	12/15/50	375	428
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2017-RC1	3.631%	01/15/60	194	219
6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2018-C46	4.152%	08/15/51	290	341

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	Wells Fargo Commercial
	Mortgage Trust Class A4
	Series 2019-C54	3.146%	12/15/52	160	181
6	Wells Fargo Commercial
	Mortgage Trust Class A5
	Series 2014-LC16	3.817%	08/15/50	1,120	1,218
6	Wells Fargo Commercial
	Mortgage Trust Class A5
	Series 2014-LC18	3.405%	12/15/47	870	949
6	Wells Fargo Commercial
	Mortgage Trust Class A5
	Series 2017-C38	3.453%	07/15/50	520	588
6	Wells Fargo Commercial
	Mortgage Trust Class AS
	Series 2012-LC5	3.539%	10/15/45	40	41
6,7	Wells Fargo Commercial
	Mortgage Trust Class AS
	Series 2013-LC12	4.410%	07/15/46	110	117
6	Wells Fargo Commercial
	Mortgage Trust Class AS
	Series 2014-LC16	4.020%	08/15/50	200	215
6,7	Wells Fargo Commercial
	Mortgage Trust Class AS
	Series 2015-C30	4.067%	09/15/58	350	387
6,7	Wells Fargo Commercial
	Mortgage Trust Class AS
	Series 2015-LC22	4.207%	09/15/58	275	306
6,7	Wells Fargo Commercial
	Mortgage Trust Class ASB
	Series 2013-LC12	3.928%	07/15/46	119	125
6	Wells Fargo Commercial
	Mortgage Trust Class ASB
	Series 2019-C49	3.933%	03/15/52	210	242
6	Wells Fargo Commercial
	Mortgage Trust Class ASB
	Series 2019-C50	3.635%	05/15/52	230	263
6	Wells Fargo Commercial
	Mortgage Trust Class B
	Series 2014-LC16	4.322%	08/15/50	350	371
6	Wells Fargo Commercial
	Mortgage Trust Class C
	Series 2014-LC16	4.458%	08/15/50	220	213
6,7	Wells Fargo Commercial
	Mortgage Trust Class C
	Series 2015-C29	4.357%	06/15/48	270	261
6,7	Wells Fargo Commercial
	Mortgage Trust Class C
	Series 2015-C30	4.648%	09/15/58	270	264
6,7	Wells Fargo Commercial
	Mortgage Trust Class C
	Series 2015-LC22	4.688%	09/15/58	315	307
6,7	Wells Fargo Commercial
	Mortgage Trust Class C
	Series 2018-C43	4.514%	03/15/51	80	76
6,7	Wells Fargo Mortgage Backed
	Securities Trust Class 2A1
	Series 2006-AR14	2.941%	10/25/36	94	88
6,8	Wendy's Funding LLC
	Class A21 Series 2018-1A	3.573%	03/15/48	156	161
6,7,8	WFLD Mortgage Trust Class A
	Series 2014-MONT	3.880%	08/10/31	875	846

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

6	WFRBS Commercial
	Mortgage Trust Class A2
	Series 2012-C7	3.431%	06/15/45	274	282
6	WFRBS Commercial
	Mortgage Trust Class A3
	Series 2012-C10	2.875%	12/15/45	265	272
6	WFRBS Commercial
	Mortgage Trust Class A3
	Series 2012-C8	3.001%	08/15/45	102	105
6	WFRBS Commercial
	Mortgage Trust Class A3
	Series 2012-C9	2.870%	11/15/45	512	529
6,8	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2011-C3	4.375%	03/15/44	253	255
6,7	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2013-C15	4.153%	08/15/46	355	386
6	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2013-C17	4.023%	12/15/46	230	250
6	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2014-C19	3.829%	03/15/47	480	517
6	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2014-C21	3.410%	08/15/47	31	33
6	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2014-C23	3.650%	10/15/57	514	560
6	WFRBS Commercial
	Mortgage Trust Class A4
	Series 2014-LC14	3.766%	03/15/47	60	64
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2013-C16	4.415%	09/15/46	350	382
6,7	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2013-C18	4.162%	12/15/46	665	727
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-C19	4.101%	03/15/47	530	581
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-C20	3.995%	05/15/47	565	620
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-C21	3.678%	08/15/47	989	1,082
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-C23	3.917%	10/15/57	340	376
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-C24	3.607%	11/15/47	342	373
6	WFRBS Commercial
	Mortgage Trust Class A5
	Series 2014-LC14	4.045%	03/15/47	903	987
6,7	WFRBS Commercial
	Mortgage Trust Class AS
	Series 2012-C7	4.090%	06/15/45	135	135
6	WFRBS Commercial
	Mortgage Trust Class AS
	Series 2012-C9	3.388%	11/15/45	70	72

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	WFRBS Commercial
	Mortgage Trust Class AS
	Series 2013-C13	3.345%	05/15/45	50	52
6	WFRBS Commercial
	Mortgage Trust Class AS
	Series 2014-C21	3.891%	08/15/47	170	182
6	WFRBS Commercial
	Mortgage Trust Class ASB
	Series 2013-C15	3.720%	08/15/46	251	262
6	WFRBS Commercial
	Mortgage Trust Class ASB
	Series 2013-C17	3.558%	12/15/46	55	58
6	WFRBS Commercial
	Mortgage Trust Class ASB
	Series 2013-C18	3.676%	12/15/46	106	111
6,7	WFRBS Commercial
	Mortgage Trust Class B
	Series 2013-C18	4.845%	12/15/46	140	149
6	WFRBS Commercial
	Mortgage Trust Class B
	Series 2014-C20	4.378%	05/15/47	280	296
6,7	WFRBS Commercial
	Mortgage Trust Class C
	Series 2014-C20	4.513%	05/15/47	90	79
6,7	WFRBS Commercial
	Mortgage Trust Class C
	Series 2014-C21	4.234%	08/15/47	300	291
6	World Omni Auto Receivables
	Trust Class A4 Series 2018-D	3.440%	12/16/24	130	138
6	World Omni Auto Receivables
	Trust Class A4 Series 2019-A	3.220%	06/16/25	230	244
6	World Omni Auto Receivables
	Trust Class B Series 2018-A	2.890%	04/15/25	220	228
6	World Omni Auto Receivables
	Trust Class B Series 2019-B	2.860%	06/16/25	170	177
6	World Omni Auto Receivables
	Trust Class B Series 2020-B	1.220%	03/16/26	150	152
6	World Omni Auto Receivables
	Trust Class B Series 2020-C	0.870%	10/15/26	300	300
6	World Omni Auto Receivables
	Trust Class C Series 2020-C	1.390%	05/17/27	100	100
6	World Omni Automobile
	Lease Securitization Trust
	Class B Series 2019-A	3.240%	07/15/24	210	216
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $285,584)					297,882
Corporate Bonds (72.4%)
Communications (4.3%)
11	AT&T Inc.	2.650%	12/17/21	450	541
	AT&T Inc.	3.000%	06/30/22	1,166	1,212
	AT&T Inc.	2.625%	12/1/22	200	208
11	AT&T Inc.	1.950%	09/15/23	495	610
	AT&T Inc.	4.050%	12/15/23	130	144
	AT&T Inc.	4.450%	04/1/24	90	100
	AT&T Inc.	3.950%	01/15/25	250	280
	AT&T Inc.	3.400%	05/15/25	2,195	2,422
	AT&T Inc.	3.600%	07/15/25	55	61
8	Cablevision Lightpath LLC	3.875%	09/15/27	15	15
8	Cablevision Lightpath LLC	5.625%	09/15/28	15	15
8	CCO Holdings LLC / CCO
	Holdings Capital Corp.	4.500%	08/15/30	95	100

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
8 CCO Holdings LLC / CCO
Holdings Capital Corp.	4.250%	02/1/31	30	31
Charter Communications
Operating LLC / Charter
Communications Operating
Capital	4.464%	07/23/22	8,669	9,174
Charter Communications
Operating LLC / Charter
Communications Operating
Capital	4.500%	02/1/24	2,326	2,577
Charter Communications
Operating LLC / Charter
Communications Operating
Capital	4.908%	07/23/25	2,130	2,459
Comcast Cable
Communications
Holdings Inc.	9.455%	11/15/22	290	346
Comcast Corp.	3.600%	03/1/24	30	33
Comcast Corp.	3.700%	04/15/24	2,722	3,005
Comcast Corp.	3.375%	02/15/25	800	884
Comcast Corp.	3.100%	04/1/25	1,455	1,603
Comcast Corp.	3.375%	08/15/25	1,300	1,450
Comcast Corp.	3.950%	10/15/25	330	378
8 Cox Communications Inc.	3.150%	08/15/24	725	781
CSC Holdings LLC	6.750%	11/15/21	150	157
8 CSC Holdings LLC	5.375%	02/1/28	150	158
8 CSC Holdings LLC	7.500%	04/1/28	30	33
8 CSC Holdings LLC	5.750%	01/15/30	60	64
8 CSC Holdings LLC	4.625%	12/1/30	149	149
8 Deutsche Telekom
International Finance BV	2.485%	09/19/23	450	470
Discovery
Communications LLC	2.950%	03/20/23	1,970	2,076
Discovery
Communications LLC	3.800%	03/13/24	845	922
Discovery
Communications LLC	3.900%	11/15/24	897	995
Discovery
Communications LLC	3.950%	06/15/25	105	118
8 Expedia Group Inc.	3.600%	12/15/23	160	163
8 Expedia Group Inc.	6.250%	05/1/25	35	38
8 Expedia Group Inc.	7.000%	05/1/25	35	38
8 Expedia Group Inc.	4.625%	08/1/27	195	204
Fox Corp.	3.666%	01/25/22	1,853	1,932
Fox Corp.	4.030%	01/25/24	1,275	1,401
Fox Corp.	3.050%	04/7/25	1,628	1,776
Interpublic Group of Cos. Inc.	3.500%	10/1/20	130	130
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,866
Interpublic Group of Cos. Inc.	4.200%	04/15/24	200	222
Lamar Media Corp.	5.750%	02/1/26	30	31
8 Lamar Media Corp.	3.750%	02/15/28	40	40
8 Lamar Media Corp.	4.875%	01/15/29	20	21
8 Lamar Media Corp.	4.000%	02/15/30	72	72
8 Level 3 Financing Inc.	4.625%	09/15/27	80	82
8 Level 3 Financing Inc.	4.250%	07/1/28	95	97
8 Level 3 Financing Inc.	3.625%	01/15/29	80	79
8 Netflix Inc.	3.625%	06/15/25	420	437
Netflix Inc.	5.875%	11/15/28	10	12
8 Nexstar Broadcasting Inc.	5.625%	07/15/27	120	126
8 Nexstar Broadcasting Inc.	4.750%	11/1/28	100	102

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Omnicom Group Inc.	3.625%	05/1/22	3,435	3,597
8,10	QualityTech LP / QTS Finance
	Corp.	3.875%	10/1/28	65	65
	Qwest Corp.	6.750%	12/1/21	1,100	1,159
	Rogers Communications Inc.	3.000%	03/15/23	70	74
8	Sirius XM Radio Inc.	4.625%	07/15/24	240	248
8	Sirius XM Radio Inc.	5.000%	08/1/27	20	21
11	Sky Ltd.	1.500%	09/15/21	395	471
8	Sky Ltd.	3.125%	11/26/22	1,560	1,646
8	Sky Ltd.	3.750%	09/16/24	895	1,000
	Sprint Corp.	7.125%	06/15/24	364	417
	Sprint Corp.	7.625%	03/1/26	110	133
8	Switch Ltd.	3.750%	09/15/28	45	45
8	Tegna Inc.	4.750%	03/15/26	130	133
	Telefonica Emisiones SA	5.462%	02/16/21	406	413
	Time Warner Entertainment
	Co. LP	8.375%	03/15/23	270	318
	T-Mobile USA Inc.	6.000%	03/1/23	640	642
8	T-Mobile USA Inc.	3.500%	04/15/25	9,765	10,714
	T-Mobile USA Inc.	4.500%	02/1/26	290	299
	TWDC Enterprises 18 Corp.	2.550%	02/15/22	60	62
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	690	718
8	Twitter Inc.	3.875%	12/15/27	60	63
	Verizon Communications Inc.	2.450%	11/1/22	40	41
12	Verizon Communications Inc.	3.500%	02/17/23	170	129
	Verizon Communications Inc.	5.150%	09/15/23	2,750	3,118
	Verizon Communications Inc.	4.150%	03/15/24	300	333
	Verizon Communications Inc.	3.500%	11/1/24	700	772
	Verizon Communications Inc.	3.376%	02/15/25	1,570	1,750
7,12	Verizon Communications Inc.,
	3M Australian Bank Bill Rate
	+ 1.220%	1.320%	02/17/23	1,030	741
	ViacomCBS Inc.	3.375%	03/1/22	400	412
	ViacomCBS Inc.	2.500%	02/15/23	488	505
	ViacomCBS Inc.	2.900%	06/1/23	876	914
	ViacomCBS Inc.	4.250%	09/1/23	4,312	4,697
	ViacomCBS Inc.	3.500%	01/15/25	2,000	2,177
	ViacomCBS Inc.	4.750%	05/15/25	2,473	2,840
8	Virgin Media Finance plc	5.000%	07/15/30	65	65
8	Virgin Media Secured Finance
	plc	4.500%	08/15/30	58	59
8	Virgin Media Vendor Financing
	Notes IV DAC	5.000%	07/15/28	115	115
11	Vivendi SA	0.000%	06/13/22	400	470
8	Vmed O2 UK Financing I plc	4.250%	01/31/31	90	91
7,12	Vodafone Group plc	1.140%	12/13/22	140	100
	Vodafone Group plc	2.950%	02/19/23	715	752
	Vodafone Group plc	3.750%	01/16/24	3,950	4,309
	Walt Disney Co.	4.500%	02/15/21	100	102
	Walt Disney Co.	1.650%	09/1/22	335	342
	Walt Disney Co.	3.000%	09/15/22	500	525
	Walt Disney Co.	1.750%	08/30/24	3,610	3,757
	Walt Disney Co.	3.700%	09/15/24	110	122
	Walt Disney Co.	3.350%	03/24/25	3,010	3,343
8	WMG Acquisition Corp.	3.000%	02/15/31	70	68
	WPP Finance 2010	3.625%	09/7/22	30	31
8	Zayo Group Holdings Inc.	4.000%	03/1/27	100	98

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Zayo Group Holdings Inc.	6.125%	03/1/28	50	51
					97,507
Consumer Discretionary (4.6%)
8	1011778 BC ULC / New Red
	Finance Inc.	5.000%	10/15/25	250	256
8	1011778 BC ULC / New Red
	Finance Inc.	3.875%	01/15/28	15	15
8	1011778 BC ULC / New Red
	Finance Inc.	4.375%	01/15/28	65	66
	Amazon.com Inc.	2.800%	08/22/24	418	453
	Amazon.com Inc.	5.200%	12/3/25	2,970	3,612
8	American Builders &
	Contractors Supply Co. Inc.	4.000%	01/15/28	30	31
	American Honda Finance
	Corp.	1.650%	07/12/21	265	268
	American Honda Finance
	Corp.	1.700%	09/9/21	50	51
	American Honda Finance
	Corp.	3.375%	12/10/21	2,900	2,999
11	American Honda Finance
	Corp.	1.600%	04/20/22	700	841
11	American Honda Finance
	Corp.	0.350%	08/26/22	2,395	2,827
	American Honda Finance
	Corp.	2.600%	11/16/22	80	83
	American Honda Finance
	Corp.	2.050%	01/10/23	100	103
	American Honda Finance
	Corp.	1.950%	05/10/23	2,000	2,071
	American Honda Finance
	Corp.	0.875%	07/7/23	3,000	3,025
	American Honda Finance
	Corp.	3.450%	07/14/23	790	851
	American Honda Finance
	Corp.	3.625%	10/10/23	3,000	3,261
	American Honda Finance
	Corp.	2.150%	09/10/24	4,000	4,203
	American Honda Finance
	Corp.	1.200%	07/8/25	618	622
8	ANGI Group LLC	3.875%	08/15/28	42	42
8	Asbury Automotive
	Group Inc.	4.500%	03/1/28	72	72
8	Asbury Automotive
	Group Inc.	4.750%	03/1/30	20	20
	AutoZone Inc.	2.875%	01/15/23	115	121
	AutoZone Inc.	3.625%	04/15/25	3,050	3,403
	BorgWarner Inc.	3.375%	03/15/25	200	216
8	Burlington Coat Factory
	Warehouse Corp.	6.250%	04/15/25	45	47
8	Caesars Entertainment Inc.	6.250%	07/1/25	80	83
8	Caesars Resort
	Collection LLC / CRC
	Finco Inc.	5.750%	07/1/25	20	21
8	Carnival Corp.	11.500%	04/1/23	84	94
8	Churchill Downs Inc.	5.500%	04/1/27	115	120
8	Churchill Downs Inc.	4.750%	01/15/28	90	90
8	Clarios Global LP	6.750%	05/15/25	40	42
8	Clarios Global LP / Clarios US
	Finance Co.	6.250%	05/15/26	50	53

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
8 Cornerstone Building
Brands Inc.	6.125%	01/15/29	35	35
Dana Inc.	5.375%	11/15/27	40	41
Dana Inc.	5.625%	06/15/28	60	62
8 ERAC USA Finance LLC	2.600%	12/1/21	300	305
8 ERAC USA Finance LLC	3.300%	10/15/22	1,000	1,045
8 ERAC USA Finance LLC	2.700%	11/1/23	700	736
Ford Motor Co.	8.500%	04/21/23	211	230
Ford Motor Credit Co. LLC	3.339%	03/28/22	200	199
Ford Motor Credit Co. LLC	3.087%	01/9/23	370	363
Ford Motor Credit Co. LLC	5.125%	06/16/25	160	165
Ford Motor Credit Co. LLC	4.125%	08/17/27	205	199
Ford Motor Credit Co. LLC	3.815%	11/2/27	60	57
General Motors Co.	4.875%	10/2/23	1,840	2,004
General Motors Co.	5.400%	10/2/23	2,060	2,271
General Motors Co.	6.125%	10/1/25	1,000	1,158
General Motors Financial Co.
Inc.	4.200%	03/1/21	1,095	1,105
General Motors Financial Co.
Inc.	4.375%	09/25/21	3,660	3,776
General Motors Financial Co.
Inc.	4.200%	11/6/21	1,200	1,238
General Motors Financial Co.
Inc.	3.450%	04/10/22	350	359
General Motors Financial Co.
Inc.	3.150%	06/30/22	100	103
General Motors Financial Co.
Inc.	3.250%	01/5/23	490	506
General Motors Financial Co.
Inc.	5.200%	03/20/23	3,000	3,248
General Motors Financial Co.
Inc.	4.250%	05/15/23	200	213
General Motors Financial Co.
Inc.	4.150%	06/19/23	100	106
General Motors Financial Co.
Inc.	5.100%	01/17/24	2,750	2,999
General Motors Financial Co.
Inc.	3.950%	04/13/24	650	686
General Motors Financial Co.
Inc.	3.500%	11/7/24	1,300	1,368
General Motors Financial Co.
Inc.	2.900%	02/26/25	680	700
General Motors Financial Co.
Inc.	4.350%	04/9/25	1,250	1,358
General Motors Financial Co.
Inc.	4.300%	07/13/25	990	1,076
Goodyear Tire & Rubber Co.	9.500%	05/31/25	85	92
Goodyear Tire & Rubber Co.	4.875%	03/15/27	118	112
8 Harley-Davidson Financial
Services Inc.	2.850%	01/15/21	155	155
8 Harley-Davidson Financial
Services Inc.	2.550%	06/9/22	955	970
8 Harley-Davidson Financial
Services Inc.	3.350%	06/8/25	500	521
8 Hilton Domestic Operating
Co. Inc.	5.375%	05/1/25	120	124
Hilton Domestic Operating
Co. Inc.	5.125%	05/1/26	90	92
8 Hilton Domestic Operating
Co. Inc.	5.750%	05/1/28	30	32

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	International Game
	Technology plc	6.250%	01/15/27	15	16
8	International Game
	Technology plc	5.250%	01/15/29	60	61
8	Ken Garff Automotive LLC	4.875%	09/15/28	100	98
8	L Brands Inc.	6.875%	07/1/25	25	27
	Lennar Corp.	5.375%	10/1/22	80	85
	Lennar Corp.	5.250%	06/1/26	20	22
8	Live Nation
	Entertainment Inc.	6.500%	05/15/27	60	65
8	Live Nation
	Entertainment Inc.	4.750%	10/15/27	40	37
	Lowe's Cos. Inc.	3.125%	09/15/24	100	109
	Marriott International Inc.	5.750%	05/1/25	85	95
	Marriott International Inc.	4.625%	06/15/30	220	235
8	Mattamy Group Corp.	4.625%	03/1/30	25	25
	McDonald's Corp.	2.625%	01/15/22	60	62
	McDonald's Corp.	3.350%	04/1/23	1,132	1,209
	McDonald's Corp.	3.375%	05/26/25	500	556
	McDonald's Corp.	3.300%	07/1/25	3,030	3,375
	McDonald's Corp.	1.450%	09/1/25	700	720
8,10	Michaels Stores Inc.	4.750%	10/1/27	35	35
8	Nissan Motor Acceptance
	Corp.	1.900%	09/14/21	355	356
8	Nissan Motor Acceptance
	Corp.	3.650%	09/21/21	405	413
8	Nissan Motor Co. Ltd.	3.043%	09/15/23	2,125	2,153
8	Nissan Motor Co. Ltd.	3.522%	09/17/25	1,500	1,510
	Penske Automotive
	Group Inc.	3.500%	09/1/25	140	139
	PulteGroup Inc.	5.500%	03/1/26	80	91
	PulteGroup Inc.	5.000%	01/15/27	40	45
	Ralph Lauren Corp.	1.700%	06/15/22	200	204
8	Royal Caribbean Cruises Ltd.	10.875%	06/1/23	20	22
8	Royal Caribbean Cruises Ltd.	9.125%	06/15/23	20	21
8	Royal Caribbean Cruises Ltd.	11.500%	06/1/25	40	46
8	Specialty Building Products
	Holdings LLC / SBP Finance
	Corp.	6.375%	09/30/26	7	7
	TJX Cos. Inc.	3.500%	04/15/25	4,500	5,018
11	Toyota Finance Australia Ltd.	1.584%	04/21/22	500	601
	Toyota Motor Corp.	3.419%	07/20/23	50	54
	Toyota Motor Credit Corp.	1.900%	04/8/21	90	91
	Toyota Motor Credit Corp.	2.750%	05/17/21	325	330
	Toyota Motor Credit Corp.	3.300%	01/12/22	275	285
	Toyota Motor Credit Corp.	1.150%	05/26/22	2,970	3,007
	Toyota Motor Credit Corp.	2.700%	01/11/23	100	105
	Toyota Motor Credit Corp.	2.900%	03/30/23	3,300	3,497
	Toyota Motor Credit Corp.	0.500%	08/14/23	1,400	1,401
	Toyota Motor Credit Corp.	1.350%	08/25/23	3,000	3,078
	Toyota Motor Credit Corp.	3.450%	09/20/23	2,745	2,980
	Toyota Motor Credit Corp.	2.900%	04/17/24	70	75
	Toyota Motor Credit Corp.	3.000%	04/1/25	2,000	2,190
	TRI Pointe Group Inc.	5.700%	06/15/28	195	214
8	Vail Resorts Inc.	6.250%	05/15/25	210	222
11	Volkswagen Financial
	Services AG	2.500%	04/6/23	495	609
11	Volkswagen Financial
	Services AG	0.875%	04/12/23	500	592

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
12	Volkswagen Financial
	Services Australia Pty Ltd.	3.100%	04/17/23	250	185
8	Volkswagen Group of America
	Finance LLC	2.500%	09/24/21	1,200	1,222
8	Volkswagen Group of America
	Finance LLC	4.000%	11/12/21	1,785	1,850
8	Volkswagen Group of America
	Finance LLC	2.900%	05/13/22	1,600	1,654
8	Volkswagen Group of America
	Finance LLC	2.700%	09/26/22	1,200	1,243
8	Volkswagen Group of America
	Finance LLC	3.125%	05/12/23	1,000	1,056
8	Volkswagen Group of America
	Finance LLC	3.350%	05/13/25	500	546
8	William Carter Co.	5.500%	05/15/25	129	136
8	Williams Scotsman
	International Inc.	4.625%	08/15/28	86	86
8	Wyndham Hotels &
	Resorts Inc.	4.375%	08/15/28	35	34
					104,071
Consumer Staples (5.7%)
8	Alimentation Couche-Tard Inc.	2.700%	07/26/22	3,675	3,794
	Altria Group Inc.	3.490%	02/14/22	5,840	6,073
	Altria Group Inc.	2.850%	08/9/22	740	770
11	Altria Group Inc.	1.000%	02/15/23	495	592
	Altria Group Inc.	4.000%	01/31/24	2,000	2,196
	Altria Group Inc.	2.350%	05/6/25	4,500	4,751
	Anheuser-Busch InBev
	Finance Inc.	3.300%	02/1/23	1,339	1,422
	Anheuser-Busch InBev
	Worldwide Inc.	4.150%	01/23/25	6,250	7,061
	BAT Capital Corp.	2.764%	08/15/22	6,165	6,387
	BAT Capital Corp.	3.222%	08/15/24	3,150	3,357
	BAT Capital Corp.	3.215%	09/6/26	156	168
	BAT Capital Corp.	4.700%	04/2/27	600	687
11	BAT International Finance plc	4.875%	02/24/21	360	430
13	BAT International Finance plc	1.750%	07/5/21	420	545
8	BAT International Finance plc	3.250%	06/7/22	2,535	2,639
8	BAT International Finance plc	3.950%	06/15/25	3,180	3,517
	BAT International Finance plc	1.668%	03/25/26	1,250	1,249
	Bunge Ltd. Finance Corp Co.	1.630%	08/17/25	220	221
	Campbell Soup Co.	3.650%	03/15/23	372	397
11	CK Hutchison Finance 16 Ltd.	1.250%	04/6/23	450	539
	Coca-Cola Co.	2.950%	03/25/25	500	549
	Conagra Brands Inc.	4.300%	05/1/24	498	556
	Constellation Brands Inc.	2.650%	11/7/22	687	713
	Constellation Brands Inc.	3.200%	02/15/23	390	412
	Constellation Brands Inc.	4.250%	05/1/23	1,900	2,073
	Constellation Brands Inc.	4.750%	11/15/24	696	803
	Constellation Brands Inc.	4.400%	11/15/25	300	349
11	Diageo Finance plc	0.250%	10/22/21	855	1,007
	Dollar General Corp.	3.250%	04/15/23	3,000	3,181
	Estee Lauder Cos. Inc.	2.000%	12/1/24	220	232
	General Mills Inc.	3.200%	04/16/21	715	725
	General Mills Inc.	2.600%	10/12/22	850	885
	General Mills Inc.	3.700%	10/17/23	681	742
	Grupo Bimbo SAB de CV	4.500%	01/25/22	400	418
8	Grupo Bimbo SAB de CV	4.500%	01/25/22	300	313
	Hershey Co.	0.900%	06/1/25	100	101

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JM Smucker Co.	3.500%	03/15/25	1,401	1,570
Kellogg Co.	3.125%	05/17/22	100	104
Kellogg Co.	2.650%	12/1/23	905	959
Keurig Dr Pepper Inc.	3.551%	05/25/21	479	489
Keurig Dr Pepper Inc.	4.057%	05/25/23	3,682	4,000
Keurig Dr Pepper Inc.	3.130%	12/15/23	680	730
Keurig Dr Pepper Inc.	4.417%	05/25/25	1,500	1,728
Kimberly-Clark Corp.	3.050%	08/15/25	200	222
8 Kraft Heinz Foods Co.	3.875%	05/15/27	160	169
Kroger Co.	2.950%	11/1/21	1,653	1,694
Kroger Co.	3.400%	04/15/22	2,300	2,388
Kroger Co.	2.800%	08/1/22	1,142	1,187
Kroger Co.	3.850%	08/1/23	1,200	1,300
Kroger Co.	4.000%	02/1/24	1,302	1,434
8 Lamb Weston Holdings Inc.	4.625%	11/1/24	222	231
8 Lamb Weston Holdings Inc.	4.875%	11/1/26	70	73
8 Lamb Weston Holdings Inc.	4.875%	05/15/28	75	81
McCormick & Co. Inc.	2.700%	08/15/22	972	1,010
McCormick & Co. Inc.	3.150%	08/15/24	100	109
8 Mondelez International
Holdings Netherlands BV	2.125%	09/19/22	200	206
8 Mondelez International
Holdings Netherlands BV	2.250%	09/19/24	2,400	2,532
Mondelez International Inc.	0.625%	07/1/22	1,500	1,504
Mondelez International Inc.	2.125%	04/13/23	2,183	2,265
Mondelez International Inc.	3.625%	05/7/23	609	655
Mondelez International Inc.	1.500%	05/4/25	2,083	2,139
PepsiCo Inc.	2.250%	03/19/25	1,435	1,536
8 Performance Food Group Inc.	5.500%	06/1/24	108	109
8 Performance Food Group Inc.	6.875%	05/1/25	35	37
8 Performance Food Group Inc.	5.500%	10/15/27	97	100
8 Pernod Ricard SA	5.750%	04/7/21	228	234
8 Pernod Ricard SA	4.450%	01/15/22	365	383
8 Pernod Ricard SA	4.250%	07/15/22	285	303
Philip Morris International Inc.	2.500%	08/22/22	600	623
Philip Morris International Inc.	2.500%	11/2/22	735	765
Philip Morris International Inc.	2.625%	03/6/23	225	236
Philip Morris International Inc.	1.125%	05/1/23	3,000	3,046
Philip Morris International Inc.	2.125%	05/10/23	400	415
Philip Morris International Inc.	2.875%	05/1/24	1,000	1,071
Philip Morris International Inc.	1.500%	05/1/25	3,500	3,608
8 Post Holdings Inc.	5.750%	03/1/27	20	21
8 Post Holdings Inc.	4.625%	04/15/30	87	90
Procter & Gamble Co.	2.450%	03/25/25	800	864
8 Reckitt Benckiser Treasury
Services plc	2.375%	06/24/22	6,140	6,319
8 Reckitt Benckiser Treasury
Services plc	2.750%	06/26/24	5,450	5,809
Reynolds American Inc.	4.000%	06/12/22	4,204	4,433
Reynolds American Inc.	4.450%	06/12/25	2,612	2,938
Sysco Corp.	5.650%	04/1/25	500	592
Target Corp.	2.250%	04/15/25	865	925
Tyson Foods Inc.	4.500%	06/15/22	300	318
Tyson Foods Inc.	3.900%	09/28/23	1,000	1,094
Tyson Foods Inc.	3.950%	08/15/24	2,582	2,868
Unilever Capital Corp.	2.600%	05/5/24	1,500	1,606
Walmart Inc.	2.550%	04/11/23	1,247	1,311
Walmart Inc.	3.300%	04/22/24	500	545

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Walmart Inc.	2.850%	07/8/24	470	511
					131,343
Energy (7.0%)
	Baker Hughes a GE Co LLC /
	Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	1,023	1,069
	BP Capital Markets
	America Inc.	3.245%	05/6/22	1,665	1,738
	BP Capital Markets
	America Inc.	2.520%	09/19/22	1,665	1,725
	BP Capital Markets
	America Inc.	2.937%	04/6/23	1,105	1,168
	BP Capital Markets
	America Inc.	2.750%	05/10/23	1,920	2,024
	BP Capital Markets
	America Inc.	3.216%	11/28/23	2,230	2,396
	BP Capital Markets
	America Inc.	3.790%	02/6/24	1,820	1,990
	BP Capital Markets
	America Inc.	3.224%	04/14/24	1,540	1,660
	BP Capital Markets
	America Inc.	3.194%	04/6/25	1,385	1,522
	BP Capital Markets plc	3.062%	03/17/22	45	47
	BP Capital Markets plc	2.500%	11/6/22	845	878
	BP Capital Markets plc	3.814%	02/10/24	1,100	1,207
	BP Capital Markets plc	3.535%	11/4/24	1,061	1,171
	BP Capital Markets plc	3.506%	03/17/25	355	395
	Buckeye Partners LP	4.150%	07/1/23	95	94
	Canadian Natural Resources
	Ltd.	2.950%	01/15/23	1,315	1,366
	Canadian Natural Resources
	Ltd.	2.050%	07/15/25	290	295
	Cenovus Energy Inc.	3.000%	08/15/22	150	145
	Cenovus Energy Inc.	5.375%	07/15/25	190	183
	Cheniere Corpus Christi
	Holdings LLC	7.000%	06/30/24	3,110	3,576
	Cheniere Corpus Christi
	Holdings LLC	5.875%	03/31/25	1,900	2,164
8	Cheniere Energy Inc.	4.625%	10/15/28	125	128
	Chevron Corp.	1.141%	05/11/23	1,290	1,314
	Chevron Corp.	1.554%	05/11/25	1,955	2,021
	Chevron USA Inc.	0.426%	08/11/23	430	430
	Chevron USA Inc.	0.687%	08/12/25	1,500	1,494
	Cimarex Energy Co.	4.375%	06/1/24	195	209
	CNOOC Finance 2012 Ltd.	3.875%	05/2/22	1,622	1,691
	CNOOC Finance 2014 ULC	4.250%	04/30/24	710	786
	CNOOC Finance 2015
	USA LLC	3.500%	05/5/25	837	920
	CNPC General Capital Ltd.	3.950%	04/19/22	200	209
	ConocoPhillips Co.	2.400%	12/15/22	665	688
	DCP Midstream Operating LP	5.625%	07/15/27	58	59
	Diamondback Energy Inc.	2.875%	12/1/24	1,415	1,433
	Diamondback Energy Inc.	4.750%	05/31/25	200	215
	Ecopetrol SA	5.375%	06/26/26	110	121
	Empresa Nacional del
	Petroleo	4.750%	12/6/21	235	245
	Empresa Nacional del
	Petroleo	4.375%	10/30/24	400	433
	Empresa Nacional del
	Petroleo	3.750%	08/5/26	255	271

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Empresa Nacional del
	Petroleo	5.250%	11/6/29	400	465
	Enbridge Energy Partners LP	5.875%	10/15/25	320	382
	Enbridge Inc.	2.900%	07/15/22	430	446
	Enbridge Inc.	4.000%	10/1/23	1,015	1,098
	Enbridge Inc.	2.500%	01/15/25	750	782
8	Endeavor Energy
	Resources LP / EER
	Finance Inc.	6.625%	07/15/25	39	40
	Energy Transfer Operating LP	4.650%	06/1/21	995	1,010
	Energy Transfer Operating LP	5.200%	02/1/22	1,452	1,503
	Energy Transfer Operating LP	3.600%	02/1/23	575	589
	Energy Transfer Operating LP	4.250%	03/15/23	1,189	1,237
	Energy Transfer Operating LP	4.200%	09/15/23	1,542	1,625
	Energy Transfer Operating LP	5.875%	01/15/24	640	703
	Energy Transfer Operating LP	4.900%	02/1/24	1,310	1,397
	Energy Transfer Operating LP	4.500%	04/15/24	1,105	1,169
	Energy Transfer Partners LP /
	Regency Energy Finance
	Corp.	5.875%	03/1/22	2,350	2,458
	Energy Transfer Partners LP /
	Regency Energy Finance
	Corp.	5.000%	10/1/22	2,535	2,668
	Energy Transfer Partners LP /
	Regency Energy Finance
	Corp.	4.500%	11/1/23	2,205	2,331
8	Eni SPA	4.000%	09/12/23	1,845	1,999
	Enterprise Products
	Operating LLC	3.500%	02/1/22	1,820	1,888
	Enterprise Products
	Operating LLC	3.900%	02/15/24	875	952
	EOG Resources Inc.	2.625%	03/15/23	562	586
8	EQM Midstream Partners LP	6.000%	07/1/25	95	98
	EQT Corp.	3.000%	10/1/22	110	107
11	Exxon Mobil Corp.	0.142%	06/26/24	495	582
	Exxon Mobil Corp.	2.019%	08/16/24	3,095	3,253
	Exxon Mobil Corp.	2.992%	03/19/25	875	958
	Gazprom PJSC Via Gaz
	Capital SA	6.510%	03/7/22	270	287
8	Gray Oak Pipeline LLC	2.600%	10/15/25	320	321
	Harvest Operations Corp.	3.000%	09/21/22	200	209
	Husky Energy Inc.	3.950%	04/15/22	40	41
8	KazMunayGas National Co.
	JSC	6.375%	10/24/48	400	510
	Kinder Morgan Energy
	Partners LP	5.800%	03/1/21	145	148
	Kinder Morgan Energy
	Partners LP	5.000%	10/1/21	360	372
	Kinder Morgan Energy
	Partners LP	4.150%	03/1/22	115	120
	Kinder Morgan Energy
	Partners LP	3.950%	09/1/22	2,300	2,421
	Kinder Morgan Energy
	Partners LP	3.450%	02/15/23	1,005	1,054
	Kinder Morgan Energy
	Partners LP	3.500%	09/1/23	390	415
	Kinder Morgan Energy
	Partners LP	4.150%	02/1/24	370	405
	Kinder Morgan Energy
	Partners LP	4.300%	05/1/24	505	555

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy
Partners LP	4.250%	09/1/24	155	172
8 Kinder Morgan Inc.	5.000%	02/15/21	870	881
Kinder Morgan Inc.	3.150%	01/15/23	2,725	2,858
8 Kinder Morgan Inc.	5.625%	11/15/23	1,310	1,475
Kinder Morgan Inc.	4.300%	06/1/25	540	608
Marathon Oil Corp.	2.800%	11/1/22	2,510	2,563
Marathon Petroleum Corp.	3.400%	12/15/20	715	716
Marathon Petroleum Corp.	5.125%	03/1/21	900	916
Marathon Petroleum Corp.	4.500%	05/1/23	2,615	2,821
Marathon Petroleum Corp.	4.750%	12/15/23	1,545	1,690
Marathon Petroleum Corp.	3.625%	09/15/24	1,045	1,116
Marathon Petroleum Corp.	4.700%	05/1/25	372	420
8 MEG Energy Corp.	6.500%	01/15/25	114	111
8 Midwest Connector Capital
Co. LLC	3.625%	04/1/22	2,055	2,070
8 Midwest Connector Capital
Co. LLC	3.900%	04/1/24	1,175	1,183
MPLX LP	3.500%	12/1/22	1,103	1,154
MPLX LP	3.375%	03/15/23	475	501
MPLX LP	4.500%	07/15/23	70	76
MPLX LP	4.875%	12/1/24	920	1,027
MPLX LP	1.750%	03/1/26	1,240	1,238
Newfield Exploration Co.	5.750%	01/30/22	975	975
Newfield Exploration Co.	5.625%	07/1/24	200	193
Noble Energy Inc.	3.900%	11/15/24	550	600
Nustar Logistics LP	5.750%	10/1/25	140	144
Occidental Petroleum Corp.	3.125%	02/15/22	200	187
Occidental Petroleum Corp.	2.700%	08/15/22	1,282	1,197
Occidental Petroleum Corp.	5.875%	09/1/25	62	57
Occidental Petroleum Corp.	6.625%	09/1/30	42	39
ONEOK Inc.	2.750%	09/1/24	870	891
ONEOK Inc.	2.200%	09/15/25	200	197
ONEOK Partners LP	3.375%	10/1/22	145	150
ONEOK Partners LP	5.000%	09/15/23	310	336
Ovintiv Inc.	3.900%	11/15/21	140	140
8 Parsley Energy LLC / Parsley
Finance Corp.	5.375%	01/15/25	50	50
8 Parsley Energy LLC / Parsley
Finance Corp.	5.250%	08/15/25	30	30
Pertamina Persero PT	4.875%	05/3/22	1,129	1,193
Pertamina Persero PT	4.300%	05/20/23	200	215
Petroleos Mexicanos	4.625%	09/21/23	1	1
Petronas Capital Ltd.	3.125%	03/18/22	380	391
Petronas Capital Ltd.	7.875%	05/22/22	315	350
8 Petronas Capital Ltd.	3.500%	04/21/30	268	300
Phillips 66	4.300%	04/1/22	1,535	1,619
Phillips 66	3.700%	04/6/23	985	1,054
Plains All American
Pipeline LP / PAA Finance
Corp.	5.000%	02/1/21	615	616
Plains All American
Pipeline LP / PAA Finance
Corp.	3.650%	06/1/22	885	906
Plains All American
Pipeline LP / PAA Finance
Corp.	3.850%	10/15/23	300	314

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American
Pipeline LP / PAA Finance
Corp.	3.600%	11/1/24	350	360
8 Rattler Midstream LP	5.625%	07/15/25	35	35
Sabine Pass Liquefaction LLC	6.250%	03/15/22	1,490	1,579
Sabine Pass Liquefaction LLC	5.625%	04/15/23	4,007	4,389
Sabine Pass Liquefaction LLC	5.750%	05/15/24	1,505	1,704
Sabine Pass Liquefaction LLC	5.625%	03/1/25	1,565	1,789
Schlumberger Finance
Canada Ltd.	1.400%	09/17/25	330	333
Shell International Finance BV	2.250%	01/6/23	1,762	1,832
Shell International Finance BV	3.400%	08/12/23	120	130
Shell International Finance BV	0.375%	09/15/23	2,470	2,460
Shell International Finance BV	3.500%	11/13/23	705	767
Shell International Finance BV	2.000%	11/7/24	3,895	4,086
Shell International Finance BV	2.375%	04/6/25	495	528
Shell International Finance BV	3.250%	05/11/25	440	486
Sinopec Group Overseas
Development 2012 Ltd.	3.900%	05/17/22	277	289
8 Sinopec Group Overseas
Development 2013 Ltd.	4.375%	10/17/23	800	876
Sinopec Group Overseas
Development 2013 Ltd.	4.375%	10/17/23	1,140	1,248
Sinopec Group Overseas
Development 2017 Ltd.	2.500%	09/13/22	1,332	1,368
Southern Natural Gas Co LLC
/ Southern Natural Issuing
Corp.	4.400%	06/15/21	155	157
Spectra Energy Partners LP	3.500%	03/15/25	365	398
State Oil Co. of the Azerbaijan
Republic	4.750%	03/13/23	225	233
Suncor Energy Inc.	2.800%	05/15/23	1,510	1,580
Suncor Energy Inc.	3.600%	12/1/24	315	343
Sunoco Logistics Partners
Operations LP	4.400%	04/1/21	1,570	1,592
Sunoco Logistics Partners
Operations LP	3.450%	01/15/23	485	497
Sunoco Logistics Partners
Operations LP	4.250%	04/1/24	1,305	1,365
8 Tallgrass Energy Partners LP /
Tallgrass Energy Finance
Corp.	7.500%	10/1/25	10	10
Targa Resources Partners LP /
Targa Resources Partners
Finance Corp.	6.500%	07/15/27	50	52
Total Capital Canada Ltd.	2.750%	07/15/23	1,345	1,429
Total Capital International SA	2.700%	01/25/23	355	373
Total Capital International SA	3.700%	01/15/24	700	768
Total Capital International SA	2.434%	01/10/25	1,870	1,987
TransCanada PipeLines Ltd.	2.500%	08/1/22	1,970	2,031
TransCanada PipeLines Ltd.	3.750%	10/16/23	880	951
Valero Energy Corp.	2.700%	04/15/23	825	855
Valero Energy Corp.	1.200%	03/15/24	1,305	1,302
Valero Energy Corp.	2.850%	04/15/25	430	450
Western Midstream
Operating LP	4.100%	02/1/25	445	422
Western Midstream
Operating LP	5.050%	02/1/30	180	173
Williams Cos. Inc.	7.875%	09/1/21	120	128
Williams Cos. Inc.	4.000%	11/15/21	395	407

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Cos. Inc.	3.600%	03/15/22	2,645	2,738
	Williams Cos. Inc.	3.350%	08/15/22	270	280
	Williams Cos. Inc.	3.700%	01/15/23	845	892
	Williams Cos. Inc.	4.500%	11/15/23	257	281
	Williams Cos. Inc.	4.550%	06/24/24	450	498
	Williams Cos. Inc.	3.900%	01/15/25	40	44
	Williams Cos. Inc.	4.000%	09/15/25	50	55
	WPX Energy Inc.	5.875%	06/15/28	40	42
	WPX Energy Inc.	4.500%	01/15/30	60	59
					159,056
Financials (26.4%)
11	ABN AMRO Bank NV	6.375%	04/27/21	450	546
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	3.300%	01/23/23	150	150
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	4.125%	07/3/23	315	321
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	4.500%	09/15/23	1,420	1,461
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	3.150%	02/15/24	830	820
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	3.500%	01/15/25	810	787
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	6.500%	07/15/25	510	549
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust	4.450%	10/1/25	150	150
	Aflac Inc.	3.625%	11/15/24	145	162
8	AIG Global Funding	2.700%	12/15/21	315	323
	Air Lease Corp.	2.250%	01/15/23	672	673
	Air Lease Corp.	2.750%	01/15/23	245	250
	Air Lease Corp.	3.875%	07/3/23	365	380
	Air Lease Corp.	4.250%	02/1/24	580	601
	Air Lease Corp.	2.300%	02/1/25	1,000	985
	Air Lease Corp.	3.250%	03/1/25	90	91
	Air Lease Corp.	3.375%	07/1/25	415	424
	Ally Financial Inc.	4.125%	02/13/22	100	104
	Ally Financial Inc.	4.625%	05/19/22	270	284
	Ally Financial Inc.	1.450%	10/2/23	1,055	1,051
	Ally Financial Inc.	5.750%	11/20/25	150	168
	American Express Co.	3.700%	11/5/21	2,020	2,087
	American Express Co.	2.750%	05/20/22	778	805
	American Express Co.	2.500%	08/1/22	300	310
	American Express Co.	3.700%	08/3/23	5,692	6,166
	American Express Co.	3.400%	02/22/24	1,445	1,569
	American Express Co.	2.500%	07/30/24	1,730	1,836
	American Express Credit
	Corp.	2.250%	05/5/21	108	109
	American International
	Group Inc.	4.875%	06/1/22	400	428
	American International
	Group Inc.	2.500%	06/30/25	2,504	2,673
	American International
	Group Inc.	3.750%	07/10/25	420	470
	Ameriprise Financial Inc.	3.000%	03/22/22	1,000	1,036
	Ameriprise Financial Inc.	4.000%	10/15/23	100	110
	Ameriprise Financial Inc.	3.700%	10/15/24	900	1,004
	Ameriprise Financial Inc.	3.000%	04/2/25	740	809
8	Apollo Management
	Holdings LP	4.000%	05/30/24	165	182

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Assurant Inc.	4.200%	09/27/23	300	322
8	Australia & New Zealand
	Banking Group Ltd.	2.950%	07/22/30	450	466
7,12	Australia & New Zealand
	Banking Group Ltd., 3M
	Australian Bank Bill Rate +
	2.700%	2.800%	05/17/26	250	181
8	Banco Santander Chile	2.500%	12/15/20	2,060	2,062
	Banco Santander SA	3.125%	02/23/23	1,200	1,257
	Banco Santander SA	2.706%	06/27/24	2,600	2,739
	Banco Santander SA	2.746%	05/28/25	1,240	1,302
7,12	Banco Santander SA, 3M
	Australian Bank Bill Rate +
	1.650%	1.750%	01/19/23	600	427
	Bank of America Corp.	2.738%	01/23/22	1,000	1,006
11	Bank of America Corp.	0.736%	02/7/22	450	529
	Bank of America Corp.	3.499%	05/17/22	1,810	1,841
	Bank of America Corp.	3.124%	01/20/23	3,035	3,129
	Bank of America Corp.	2.816%	07/21/23	500	519
11	Bank of America Corp.	0.750%	07/26/23	1,005	1,201
	Bank of America Corp.	3.004%	12/20/23	3,198	3,358
	Bank of America Corp.	4.125%	01/22/24	1,732	1,911
	Bank of America Corp.	3.550%	03/5/24	4,503	4,784
	Bank of America Corp.	4.000%	04/1/24	300	332
	Bank of America Corp.	3.864%	07/23/24	1,200	1,296
	Bank of America Corp.	4.200%	08/26/24	520	577
	Bank of America Corp.	4.000%	01/22/25	1,920	2,138
	Bank of America Corp.	3.458%	03/15/25	300	324
	Bank of America Corp.	3.950%	04/21/25	510	564
	Bank of America Corp.	0.981%	09/25/25	1,700	1,699
	Bank of America Corp.	3.093%	10/1/25	2,000	2,157
	Bank of America Corp.	2.456%	10/22/25	750	790
	Bank of America Corp.	3.366%	01/23/26	857	934
	Bank of America Corp.	2.015%	02/13/26	650	674
	Bank of America Corp.	1.319%	06/19/26	1,565	1,575
	Bank of Montreal	2.900%	03/26/22	275	285
	Bank of Montreal	3.300%	02/5/24	4,815	5,206
	Bank of Montreal	4.338%	10/5/28	375	402
	Bank of New York Mellon
	Corp.	1.950%	08/23/22	204	210
	Bank of New York Mellon
	Corp.	1.850%	01/27/23	850	878
	Bank of New York Mellon
	Corp.	2.950%	01/29/23	631	665
	Bank of New York Mellon
	Corp.	2.661%	05/16/23	150	155
	Bank of New York Mellon
	Corp.	3.450%	08/11/23	2,713	2,946
	Bank of New York Mellon
	Corp.	3.650%	02/4/24	440	483
	Bank of New York Mellon
	Corp.	3.400%	05/15/24	670	734
	Bank of New York Mellon
	Corp.	3.250%	09/11/24	372	407
	Bank of New York Mellon
	Corp.	3.000%	02/24/25	219	241
	Bank of New York Mellon
	Corp.	1.600%	04/24/25	1,403	1,456
	Bank of Nova Scotia	1.950%	02/1/23	3,940	4,065
	Bank of Nova Scotia	2.200%	02/3/25	1,600	1,689

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Nova Scotia	1.300%	06/11/25	870	883
13	Banque Federative du Credit
	Mutuel SA	1.375%	12/20/21	500	653
8	Banque Federative du Credit
	Mutuel SA	2.125%	11/21/22	1,250	1,289
8	Banque Federative du Credit
	Mutuel SA	3.750%	07/20/23	1,780	1,924
8	Banque Federative du Credit
	Mutuel SA	2.375%	11/21/24	800	845
13	Barclays Bank plc	10.000%	05/21/21	1,417	1,927
	Barclays plc	3.684%	01/10/23	200	206
	Barclays plc	4.610%	02/15/23	950	994
	Barclays plc	4.375%	09/11/24	1,280	1,356
	Barclays plc	3.932%	05/7/25	1,325	1,418
	Barclays plc	2.852%	05/7/26	1,500	1,561
11	Berkshire Hathaway Inc.	0.625%	01/17/23	500	595
	Berkshire Hathaway Inc.	2.750%	03/15/23	959	1,010
11	Blackstone Property Partners
	Europe Holdings Sarl	1.400%	07/6/22	775	921
8	BNP Paribas SA	2.819%	11/19/25	1,160	1,223
8	BNP Paribas SA	2.219%	06/9/26	540	556
8	BOC Aviation Ltd.	2.375%	09/15/21	790	795
	BPCE SA	2.750%	12/2/21	295	303
8	BPCE SA	2.375%	01/14/25	750	779
7,12	BPCE SA, 3M Australian Bank
	Bill Rate + 1.100%	1.202%	04/26/23	660	477
	Canadian Imperial Bank of
	Commerce	2.550%	06/16/22	730	758
	Canadian Imperial Bank of
	Commerce	2.606%	07/22/23	1,180	1,222
	Canadian Imperial Bank of
	Commerce	3.500%	09/13/23	2,995	3,253
	Canadian Imperial Bank of
	Commerce	3.100%	04/2/24	980	1,057
	Capital One Bank USA NA	2.014%	01/27/23	2,100	2,137
	Capital One Bank USA NA	3.375%	02/15/23	645	682
	Capital One Bank USA NA	2.280%	01/28/26	520	541
	Capital One Financial Corp.	3.050%	03/9/22	1,140	1,177
	Capital One Financial Corp.	2.600%	05/11/23	1,135	1,187
	Capital One Financial Corp.	3.500%	06/15/23	40	43
	Capital One Financial Corp.	3.750%	04/24/24	200	218
	Capital One NA	2.250%	09/13/21	450	457
	Capital One NA	2.150%	09/6/22	300	308
	Charles Schwab Corp.	3.550%	02/1/24	200	218
	Charles Schwab Corp.	4.200%	03/24/25	533	612
	Chubb INA Holdings Inc.	2.875%	11/3/22	769	805
	Chubb INA Holdings Inc.	2.700%	03/13/23	795	836
	Chubb INA Holdings Inc.	3.350%	05/15/24	3,172	3,479
	Chubb INA Holdings Inc.	3.150%	03/15/25	530	585
	Citibank NA	2.844%	05/20/22	500	507
	Citibank NA	3.650%	01/23/24	2,000	2,185
7,12	Citibank NA, 3M Australian
	Bank Bill Rate + 0.750%	0.850%	05/20/22	500	359
	Citigroup Inc.	4.500%	01/14/22	340	357
11	Citigroup Inc.	0.500%	01/29/22	295	349
	Citigroup Inc.	2.750%	04/25/22	3,685	3,809
	Citigroup Inc.	2.312%	11/4/22	1,949	1,985
	Citigroup Inc.	3.142%	01/24/23	2,475	2,554
	Citigroup Inc.	3.500%	05/15/23	1,000	1,066

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	2.876%	07/24/23	1,440	1,496
	Citigroup Inc.	1.678%	05/15/24	1,345	1,376
	Citigroup Inc.	4.044%	06/1/24	2,250	2,427
	Citigroup Inc.	3.750%	06/16/24	200	220
	Citigroup Inc.	3.875%	03/26/25	45	50
	Citigroup Inc.	3.352%	04/24/25	1,990	2,146
	Citigroup Inc.	3.300%	04/27/25	395	435
	Citigroup Inc.	4.400%	06/10/25	426	479
	Citigroup Inc.	3.106%	04/8/26	710	764
	Citigroup Inc.	3.200%	10/21/26	230	254
7,12	Citigroup Inc., 3M Australian
	Bank Bill Rate + 1.550%	1.650%	05/4/21	1,137	819
7,12	Citigroup Inc., 3M Australian
	Bank Bill Rate + 1.720%	1.822%	10/27/23	200	146
	Citizens Bank NA	3.250%	02/14/22	1,125	1,166
	CME Group Inc.	3.000%	09/15/22	235	247
8	Commonwealth Bank of
	Australia	3.450%	03/16/23	1,804	1,932
8	Commonwealth Bank of
	Australia	3.350%	06/4/24	1,685	1,843
7,12	Commonwealth Bank of
	Australia, 3M Australian
	Bank Bill Rate + 2.650%	2.740%	06/3/26	100	72
	Cooperatieve Rabobank UA	3.950%	11/9/22	250	265
	Cooperatieve Rabobank UA	2.750%	01/10/23	1,760	1,850
8	Cooperatieve Rabobank UA	3.875%	09/26/23	2,245	2,454
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,434	2,695
8	Cooperatieve Rabobank UA	2.625%	07/22/24	1,345	1,432
	Cooperatieve Rabobank UA	4.375%	08/4/25	250	281
	Credit Suisse AG	2.100%	11/12/21	350	357
	Credit Suisse AG	2.800%	04/8/22	2,600	2,691
	Credit Suisse AG	1.000%	05/5/23	1,000	1,009
	Credit Suisse AG	3.625%	09/9/24	2,190	2,422
8	Credit Suisse Group AG	3.574%	01/9/23	1,105	1,142
8	Credit Suisse Group AG	4.207%	06/12/24	2,370	2,562
8	Credit Suisse Group AG	2.193%	06/5/26	420	433
7,12	Credit Suisse Group AG, 3M
	USD LIBOR + 1.250%	1.341%	03/8/24	310	220
11	Credit Suisse Group Funding
	Guernsey Ltd.	1.250%	04/14/22	1,245	1,488
	Credit Suisse Group Funding
	Guernsey Ltd.	3.800%	06/9/23	2,330	2,499
8	Danske Bank A/S	2.000%	09/8/21	800	812
11	Danske Bank A/S	1.375%	05/24/22	295	353
8	Danske Bank A/S	3.001%	09/20/22	1,000	1,019
8	Danske Bank A/S	3.875%	09/12/23	1,000	1,074
8	Danske Bank A/S, 1YR CMT +
	1.030%	1.171%	12/8/23	1,530	1,529
	Deutsche Bank AG	2.222%	09/18/24	935	941
	Development Bank of
	Kazakhstan JSC	4.125%	12/10/22	1,160	1,211
8,14	Dexia Credit Local SA	2.500%	01/25/21	2,450	2,468
8,14	Dexia Credit Local SA	1.875%	09/15/21	235	238
8,14	Dexia Credit Local SA	2.375%	09/20/22	250	258
	Discover Bank	4.200%	08/8/23	850	930
	Discover Bank	2.450%	09/12/24	750	791
8	DNB Bank ASA	2.150%	12/2/22	1,500	1,552
8	DNB Bank ASA	1.127%	09/16/26	720	717
11	FCA Bank SPA	1.250%	06/21/22	670	798

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	FCA Bank SPA	0.625%	11/24/22	300	354
	Fifth Third Bancorp	3.650%	01/25/24	900	981
	Fifth Third Bank NA	2.875%	10/1/21	510	522
	Fifth Third Bank NA	1.800%	01/30/23	800	823
	First Republic Bank	2.500%	06/6/22	2,265	2,335
	First Republic Bank	1.912%	02/12/24	1,760	1,806
8	Five Corners Funding Trust	4.419%	11/15/23	3,113	3,455
	Franklin Resources Inc.	2.800%	09/15/22	970	1,012
8	GE Capital Funding LLC	3.450%	05/15/25	405	434
	Goldman Sachs Group Inc.	2.600%	12/27/20	700	703
	Goldman Sachs Group Inc.	2.875%	02/25/21	2,628	2,648
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,375	1,378
	Goldman Sachs Group Inc.	5.750%	01/24/22	763	815
	Goldman Sachs Group Inc.	3.000%	04/26/22	1,557	1,578
11	Goldman Sachs Group Inc.	1.375%	07/26/22	295	355
	Goldman Sachs Group Inc.	2.876%	10/31/22	2,792	2,858
	Goldman Sachs Group Inc.	2.908%	06/5/23	807	835
	Goldman Sachs Group Inc.	2.905%	07/24/23	128	133
	Goldman Sachs Group Inc.	3.625%	02/20/24	1,820	1,977
	Goldman Sachs Group Inc.	4.000%	03/3/24	690	757
	Goldman Sachs Group Inc.	3.850%	07/8/24	1,420	1,558
	Goldman Sachs Group Inc.	3.500%	01/23/25	645	706
	Goldman Sachs Group Inc.	3.500%	04/1/25	2,160	2,384
	Goldman Sachs Group Inc.	3.750%	05/22/25	700	778
	Goldman Sachs Group Inc.	3.272%	09/29/25	2,205	2,387
	Goldman Sachs Group Inc.	4.250%	10/21/25	285	323
7,12	Goldman Sachs Group Inc., ,
	3M Australian Bank Bill Rate
	+ 1.200%	1.300%	05/16/23	630	453
7,12	Goldman Sachs Group Inc.,
	3M Australian Bank Bill Rate
	+ 1.370%	1.461%	09/8/21	520	375
8	Great-West Lifeco US Finance
	2020 LP	0.904%	08/12/25	400	399
	HSBC Holdings plc	4.000%	03/30/22	300	315
	HSBC Holdings plc	3.262%	03/13/23	2,870	2,967
	HSBC Holdings plc	3.600%	05/25/23	2,220	2,369
	HSBC Holdings plc	3.033%	11/22/23	2,991	3,122
15	HSBC Holdings plc	3.196%	12/5/23	1,600	1,271
	HSBC Holdings plc	4.250%	03/14/24	900	965
	HSBC Holdings plc	3.950%	05/18/24	1,775	1,900
	HSBC Holdings plc	3.803%	03/11/25	1,790	1,927
	HSBC Holdings plc	4.250%	08/18/25	330	358
	HSBC Holdings plc	2.633%	11/7/25	1,009	1,044
	HSBC Holdings plc	1.645%	04/18/26	1,025	1,019
	HSBC Holdings plc	2.099%	06/4/26	1,600	1,620
7,12	HSBC Holdings plc, 3M
	Australian Bank Bill Rate +
	1.100%	1.200%	02/16/24	200	141
	Huntington Bancshares Inc.	4.350%	02/4/23	200	215
	Huntington National Bank	2.500%	08/7/22	1,747	1,814
	Huntington National Bank	3.550%	10/6/23	2,065	2,244
	Industrial & Commercial Bank
	of China Ltd.	2.905%	11/13/20	250	250
7	Industrial & Commercial Bank
	of China Ltd., 3M USD
	LIBOR + 0.750%	0.993%	11/8/20	500	500
	ING Groep NV	3.550%	04/9/24	200	217

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Intercontinental
	Exchange Inc.	0.700%	06/15/23	860	862
	Intercontinental
	Exchange Inc.	4.000%	10/15/23	1,630	1,788
8	Intesa Sanpaolo SPA	3.250%	09/23/24	1,690	1,778
	Invesco Finance plc	3.125%	11/30/22	970	1,022
	Invesco Finance plc	4.000%	01/30/24	1,270	1,387
	Jefferies Group LLC	5.125%	01/20/23	130	142
11	JPMorgan Chase & Co.	2.750%	08/24/22	1,020	1,259
	JPMorgan Chase & Co.	3.250%	09/23/22	1,215	1,285
	JPMorgan Chase & Co.	2.972%	01/15/23	3,241	3,346
	JPMorgan Chase & Co.	3.207%	04/1/23	1,836	1,908
	JPMorgan Chase & Co.	2.776%	04/25/23	2,779	2,876
	JPMorgan Chase & Co.	2.700%	05/18/23	947	998
	JPMorgan Chase & Co.	3.559%	04/23/24	3,215	3,435
	JPMorgan Chase & Co.	3.625%	05/13/24	775	853
	JPMorgan Chase & Co.	1.514%	06/1/24	950	970
	JPMorgan Chase & Co.	3.797%	07/23/24	480	519
	JPMorgan Chase & Co.	0.653%	09/16/24	735	735
	JPMorgan Chase & Co.	4.023%	12/5/24	2,457	2,703
	JPMorgan Chase & Co.	3.125%	01/23/25	150	164
	JPMorgan Chase & Co.	3.220%	03/1/25	4,532	4,859
	JPMorgan Chase & Co.	2.301%	10/15/25	3,060	3,207
	JPMorgan Chase & Co.	2.005%	03/13/26	1,190	1,233
	JPMorgan Chase & Co.	2.083%	04/22/26	2,075	2,168
	KeyBank NA	2.500%	11/22/21	250	256
	KeyBank NA	2.300%	09/14/22	420	435
8	Ladder Capital Finance
	Holdings LLLP / Ladder
	Capital Finance Corp.	4.250%	02/1/27	45	39
11	LeasePlan Corp. NV	1.000%	02/25/22	335	396
11	Leeds Building Society	2.625%	04/1/21	400	475
9,16	Lehman Brothers Holdings
	E-Capital Trust I	3.589%	08/19/65	210	—
	Lincoln National Corp.	4.000%	09/1/23	303	331
11	Lloyds Banking Group plc	0.750%	11/9/21	450	531
	Lloyds Banking Group plc	2.858%	03/17/23	2,065	2,122
	Lloyds Banking Group plc	1.326%	06/15/23	1,790	1,801
	Lloyds Banking Group plc	4.050%	08/16/23	1,450	1,572
	Lloyds Banking Group plc	2.907%	11/7/23	5,000	5,187
	Lloyds Banking Group plc	3.900%	03/12/24	500	542
	Lloyds Banking Group plc	4.500%	11/4/24	300	327
	Lloyds Banking Group plc	4.450%	05/8/25	815	921
	Lloyds Banking Group plc	3.870%	07/9/25	871	955
12	Macquarie Bank Ltd.	1.750%	06/21/22	90	66
7,12	Macquarie Bank Ltd., 3M
	Australian Bank Bill Rate +
	0.750%	0.840%	06/21/22	1,860	1,341
12	Macquarie Group Ltd.	3.250%	12/15/22	400	293
8	Macquarie Group Ltd.	3.189%	11/28/23	275	287
	Macquarie Group Ltd.	3.189%	11/28/23	960	1,003
7,12	Macquarie Group Ltd., 3M
	Australian Bank Bill Rate +
	1.150%	1.243%	12/15/22	1,150	824
	Manufacturers & Traders Trust
	Co.	2.500%	05/18/22	675	698
7	Manufacturers & Traders Trust
	Co., 3M USD LIBOR +
	0.640%	0.886%	12/1/21	245	245

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Marsh & McLennan Cos. Inc.	4.800%	07/15/21	300	307
	Marsh & McLennan Cos. Inc.	2.750%	01/30/22	150	154
	Marsh & McLennan Cos. Inc.	3.300%	03/14/23	442	468
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	423
	Marsh & McLennan Cos. Inc.	3.500%	06/3/24	250	273
8	MassMutual Global Funding II	2.750%	06/22/24	2,200	2,370
	MetLife Inc.	3.600%	04/10/24	205	226
8	Metropolitan Life Global
	Funding I	1.950%	01/13/23	280	289
8	Metropolitan Life Global
	Funding I	0.900%	06/8/23	990	1,004
8	Metropolitan Life Global
	Funding I	3.600%	01/11/24	405	443
11	Metropolitan Life Global
	Funding I	0.375%	04/9/24	495	588
	Mitsubishi UFJ Financial
	Group Inc.	3.218%	03/7/22	1,905	1,976
	Mitsubishi UFJ Financial
	Group Inc.	2.623%	07/18/22	2,210	2,290
	Mitsubishi UFJ Financial
	Group Inc.	2.665%	07/25/22	1,293	1,341
	Mitsubishi UFJ Financial
	Group Inc.	3.761%	07/26/23	3,270	3,539
	Mitsubishi UFJ Financial
	Group Inc.	2.527%	09/13/23	200	210
	Mitsubishi UFJ Financial
	Group Inc.	3.407%	03/7/24	1,575	1,711
	Mitsubishi UFJ Financial
	Group Inc.	2.801%	07/18/24	2,160	2,302
	Mitsubishi UFJ Financial
	Group Inc.	0.848%	09/15/24	2,150	2,148
	Mitsubishi UFJ Financial
	Group Inc.	2.193%	02/25/25	2,350	2,464
	Mitsubishi UFJ Financial
	Group Inc.	3.777%	03/2/25	900	1,003
	Mitsubishi UFJ Financial
	Group Inc.	1.412%	07/17/25	835	848
8	Mizuho Bank Ltd.	2.950%	10/17/22	480	501
8	Mizuho Bank Ltd.	3.750%	04/16/24	240	263
8	Mizuho Bank Ltd.	3.600%	09/25/24	400	440
	Mizuho Financial Group Inc.	2.273%	09/13/21	460	468
	Mizuho Financial Group Inc.	2.953%	02/28/22	915	946
	Mizuho Financial Group Inc.	2.721%	07/16/23	1,800	1,864
	Mizuho Financial Group Inc.	1.241%	07/10/24	1,410	1,422
	Mizuho Financial Group Inc.	2.226%	05/25/26	600	627
	Morgan Stanley	5.500%	07/28/21	800	833
	Morgan Stanley	2.625%	11/17/21	1,985	2,035
	Morgan Stanley	2.750%	05/19/22	2,995	3,103
	Morgan Stanley	4.875%	11/1/22	740	802
11	Morgan Stanley	1.000%	12/2/22	800	959
	Morgan Stanley	3.125%	01/23/23	5,540	5,859
	Morgan Stanley	3.750%	02/25/23	5,725	6,146
	Morgan Stanley	4.100%	05/22/23	1,800	1,946
	Morgan Stanley	3.737%	04/24/24	657	706
	Morgan Stanley	3.700%	10/23/24	590	654
	Morgan Stanley	2.720%	07/22/25	3,658	3,892
	Morgan Stanley	4.000%	07/23/25	450	507
	Morgan Stanley	2.188%	04/28/26	1,847	1,934
	MUFG Americas Holdings
	Corp.	3.500%	06/18/22	891	933

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	MUFG Union Bank NA	3.150%	04/1/22	3,350	3,478
	MUFG Union Bank NA	2.100%	12/9/22	1,000	1,032
8	National Bank of Canada	2.150%	10/7/22	1,500	1,547
	National Bank of Canada	2.100%	02/1/23	1,330	1,374
8	Nationwide Building Society	2.000%	01/27/23	1,575	1,618
8	Nationwide Building Society	3.766%	03/8/24	200	212
8	Nationwide Building Society	4.363%	08/1/24	950	1,027
8	Nationwide Building Society	1.000%	08/28/25	800	791
	Natwest Group plc	6.125%	12/15/22	267	292
	Natwest Group plc	3.498%	05/15/23	740	765
	Natwest Group plc	6.100%	06/10/23	605	665
	Natwest Group plc	3.875%	09/12/23	1,010	1,085
	Natwest Group plc	6.000%	12/19/23	450	503
	Natwest Group plc	2.359%	05/22/24	320	328
	Natwest Group plc	4.519%	06/25/24	300	323
	Natwest Group plc	4.269%	03/22/25	2,263	2,455
	Natwest Group plc	3.754%	11/1/29	705	728
8	New York Life Global Funding	1.100%	05/5/23	430	437
	Nomura Holdings Inc.	2.648%	01/16/25	1,000	1,053
	Nomura Holdings Inc.	1.851%	07/16/25	1,695	1,726
8	Nordea Bank Abp	1.000%	06/9/23	600	607
8	Nordea Bank Abp	0.750%	08/28/25	1,200	1,192
11	Nykredit Realkredit A/S	0.250%	01/20/23	1,000	1,174
	PNC Bank NA	2.625%	02/17/22	1,809	1,857
	PNC Bank NA	2.700%	11/1/22	1,330	1,388
	PNC Bank NA	2.028%	12/9/22	940	956
	PNC Bank NA	1.743%	02/24/23	1,150	1,172
	PNC Bank NA	3.800%	07/25/23	750	818
	PNC Bank NA	3.300%	10/30/24	2,424	2,656
	PNC Financial Services
	Group Inc.	2.854%	11/9/22	523	548
	PNC Financial Services
	Group Inc.	3.900%	04/29/24	248	274
	Progressive Corp.	3.750%	08/23/21	415	428
	Prudential Financial Inc.	4.500%	11/16/21	495	518
	Prudential Financial Inc.	5.200%	03/15/44	85	89
	Regions Financial Corp.	2.750%	08/14/22	395	411
8	Reliance Standard Life Global
	Funding II	2.150%	01/21/23	400	409
8	Reliance Standard Life Global
	Funding II	3.850%	09/19/23	1,120	1,205
	Royal Bank of Canada	1.600%	04/17/23	1,500	1,539
	Royal Bank of Canada	3.700%	10/5/23	1,915	2,091
	Royal Bank of Canada	2.550%	07/16/24	5,047	5,398
	Royal Bank of Canada	2.250%	11/1/24	3,091	3,276
	Royal Bank of Canada	1.150%	06/10/25	550	558
	Santander Holdings USA Inc.	3.700%	03/28/22	2,374	2,457
	Santander Holdings USA Inc.	3.400%	01/18/23	1,480	1,548
	Santander Holdings USA Inc.	3.500%	06/7/24	2,410	2,583
	Santander Holdings USA Inc.	3.450%	06/2/25	415	445
	Santander UK Group Holdings
	plc	3.571%	01/10/23	620	640
	Santander UK Group Holdings
	plc	3.373%	01/5/24	2,017	2,108
	Santander UK Group Holdings
	plc	4.796%	11/15/24	820	901
	Santander UK Group Holdings
	plc	1.532%	08/21/26	675	663
	Santander UK plc	3.750%	11/15/21	1,250	1,294

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Santander UK plc	2.100%	01/13/23	1,200	1,234
	Santander UK plc	4.000%	03/13/24	1,730	1,909
	Santander UK plc	2.875%	06/18/24	655	699
8	Skandinaviska Enskilda
	Banken AB	0.550%	09/1/23	2,390	2,390
11	Skandinaviska Enskilda
	Banken AB	2.500%	05/28/26	570	678
8	SMBC Aviation Capital
	Finance DAC	2.650%	07/15/21	445	449
8	State Street Corp.	2.825%	03/30/23	480	497
	State Street Corp.	3.100%	05/15/23	400	426
	State Street Corp.	3.776%	12/3/24	580	635
	State Street Corp.	2.354%	11/1/25	1,330	1,404
8	State Street Corp.	2.901%	03/30/26	270	293
	Stifel Financial Corp.	3.500%	12/1/20	405	405
	Sumitomo Mitsui Financial
	Group Inc.	2.442%	10/19/21	2,219	2,266
	Sumitomo Mitsui Financial
	Group Inc.	2.784%	07/12/22	3,002	3,114
	Sumitomo Mitsui Financial
	Group Inc.	2.778%	10/18/22	1,380	1,440
	Sumitomo Mitsui Financial
	Group Inc.	3.102%	01/17/23	2,205	2,327
	Sumitomo Mitsui Financial
	Group Inc.	3.748%	07/19/23	2,320	2,512
	Sumitomo Mitsui Financial
	Group Inc.	3.936%	10/16/23	150	164
	Sumitomo Mitsui Financial
	Group Inc.	2.696%	07/16/24	6,410	6,814
	Sumitomo Mitsui Financial
	Group Inc.	2.348%	01/15/25	800	842
	Sumitomo Mitsui Financial
	Group Inc.	1.474%	07/8/25	2,380	2,418
7,12	Sumitomo Mitsui Financial
	Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	1.290%	03/7/23	263	188
7,12	Sumitomo Mitsui Financial
	Group Inc., 3M Australian
	Bank Bill Rate + 1.250%	1.350%	10/16/24	785	558
7,12	Sumitomo Mitsui Financial
	Group Inc., 3M Australian
	Bank Bill Rate + 1.270%	1.360%	03/29/22	1,227	883
8	Svenska Handelsbanken AB	0.625%	06/30/23	1,270	1,272
12	Svenska Handelsbanken AB	3.250%	09/27/23	390	300
	Svenska Handelsbanken AB	3.900%	11/20/23	2,581	2,842
13	Swedbank AB	1.250%	12/29/21	590	769
13	Swedbank AB	1.625%	12/28/22	1,120	1,482
8	Swedbank AB	0.600%	09/25/23	1,070	1,063
	Synchrony Bank	3.000%	06/15/22	400	412
	Synchrony Financial	2.850%	07/25/22	780	803
	Synchrony Financial	4.375%	03/19/24	150	163
	Synchrony Financial	4.250%	08/15/24	435	471
	TD Ameritrade Holding Corp.	2.950%	04/1/22	105	108
	TD Ameritrade Holding Corp.	3.625%	04/1/25	100	112
	Toronto-Dominion Bank	0.750%	06/12/23	3,050	3,069
	Toronto-Dominion Bank	3.500%	07/19/23	4,440	4,817
	Toronto-Dominion Bank	0.450%	09/11/23	2,990	2,983
	Toronto-Dominion Bank	2.650%	06/12/24	1,865	1,992
	Toronto-Dominion Bank	1.150%	06/12/25	1,050	1,065
	Toronto-Dominion Bank	0.750%	09/11/25	1,220	1,215

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7,12	Toronto-Dominion Bank, 3M
	Australian Bank Bill Rate +
	1.000%	1.100%	07/10/24	1,110	796
	Travelers Cos. Inc.	3.900%	11/1/20	105	105
	Truist Bank	3.525%	10/26/21	1,150	1,150
	Truist Bank	2.625%	01/15/22	3,260	3,345
	Truist Bank	2.800%	05/17/22	2,595	2,692
	Truist Bank	2.450%	08/1/22	3,411	3,534
	Truist Bank	1.250%	03/9/23	250	255
	Truist Bank	3.200%	04/1/24	4,811	5,202
	Truist Bank	3.689%	08/2/24	1,150	1,249
	Truist Bank	2.150%	12/6/24	1,945	2,054
	Truist Bank	1.500%	03/10/25	580	596
	Truist Financial Corp.	2.700%	01/27/22	1,395	1,435
	Truist Financial Corp.	3.950%	03/22/22	100	105
	Truist Financial Corp.	3.050%	06/20/22	2,731	2,843
	Truist Financial Corp.	2.200%	03/16/23	1,090	1,132
	Truist Financial Corp.	3.750%	12/6/23	355	388
	Truist Financial Corp.	2.500%	08/1/24	1,975	2,098
	Truist Financial Corp.	2.850%	10/26/24	45	49
	Truist Financial Corp.	1.200%	08/5/25	560	570
	U.S. Bancorp	3.000%	03/15/22	1,320	1,368
	U.S. Bancorp	2.950%	07/15/22	635	663
	U.S. Bancorp	3.700%	01/30/24	1,449	1,595
	U.S. Bancorp	3.375%	02/5/24	1,966	2,138
	U.S. Bancorp	2.400%	07/30/24	3,667	3,901
	U.S. Bancorp	3.600%	09/11/24	490	543
	U.S. Bancorp	1.450%	05/12/25	1,200	1,238
	U.S. Bank NA	1.950%	01/9/23	1,800	1,863
	U.S. Bank NA	2.850%	01/23/23	250	264
	U.S. Bank NA	2.050%	01/21/25	1,250	1,321
8	UBS AG	1.750%	04/21/22	2,750	2,804
8	UBS Group AG	2.650%	02/1/22	1,722	1,771
8	UBS Group AG	3.491%	05/23/23	210	219
8	UBS Group AG	2.859%	08/15/23	1,872	1,941
8	UBS Group AG	1.008%	07/30/24	1,285	1,285
11	Unione di Banche Italiane SPA	1.000%	07/22/22	295	350
8	USAA Capital Corp.	1.500%	05/1/23	800	823
9,16	Washington Mutual Bank /
	Debt not acquired by
	JPMorgan	6.875%	06/15/11	517	—
	Wells Fargo & Co.	4.600%	04/1/21	673	687
	Wells Fargo & Co.	2.100%	07/26/21	1,140	1,156
13	Wells Fargo & Co.	2.125%	04/22/22	705	928
	Wells Fargo & Co.	2.625%	07/22/22	4,610	4,782
	Wells Fargo & Co.	3.069%	01/24/23	1,410	1,454
	Wells Fargo & Co.	3.450%	02/13/23	1,500	1,590
	Wells Fargo & Co.	3.750%	01/24/24	2,775	3,010
	Wells Fargo & Co.	1.654%	06/2/24	1,680	1,711
	Wells Fargo & Co.	3.000%	02/19/25	540	583
	Wells Fargo & Co.	2.406%	10/30/25	2,185	2,283
	Wells Fargo & Co.	2.164%	02/11/26	1,790	1,859
	Wells Fargo & Co.	2.188%	04/30/26	3,625	3,765
7,12	Wells Fargo & Co., 3M
	Australian Bank Bill Rate +
	1.100%	1.202%	04/27/22	657	472
7,12	Wells Fargo & Co., 3M
	Australian Bank Bill Rate +
	1.320%	1.422%	07/27/21	1,635	1,178

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo Bank NA	3.625%	10/22/21	621	640
	Wells Fargo Bank NA	2.082%	09/9/22	3,750	3,801
13	Wells Fargo Bank NA	5.250%	08/1/23	400	577
	Wells Fargo Bank NA	3.550%	08/14/23	5,684	6,154
	Westpac Banking Corp.	2.750%	01/11/23	3,310	3,484
	Westpac Banking Corp.	2.000%	01/13/23	1,050	1,083
	Westpac Banking Corp.	3.300%	02/26/24	3,100	3,363
	Westpac Banking Corp.	2.894%	02/4/30	95	98
7,12	Westpac Banking Corp., 3M
	Australian Bank Bill Rate +
	3.100%	3.191%	03/10/26	1,200	867
7,12	Westpac Banking Corp., 3M
	Australian Bank Bill Rate
	+1.800%	1.890%	06/22/28	1,800	1,293
	Willis North America Inc.	3.600%	05/15/24	135	147
					602,130
Health Care (8.9%)
	AbbVie Inc.	3.375%	11/14/21	1,778	1,835
8	AbbVie Inc.	2.150%	11/19/21	8,500	8,658
8	AbbVie Inc.	5.000%	12/15/21	860	897
8	AbbVie Inc.	3.450%	03/15/22	2,345	2,434
8	AbbVie Inc.	3.250%	10/1/22	416	434
	AbbVie Inc.	2.900%	11/6/22	3,380	3,544
	AbbVie Inc.	3.200%	11/6/22	2,058	2,164
8	AbbVie Inc.	2.300%	11/21/22	6,500	6,727
8	AbbVie Inc.	2.800%	03/15/23	200	208
	AbbVie Inc.	2.850%	05/14/23	100	105
	AbbVie Inc.	3.750%	11/14/23	525	572
11	AbbVie Inc.	1.250%	06/1/24	495	601
8	AbbVie Inc.	3.850%	06/15/24	1,914	2,100
8	AbbVie Inc.	2.600%	11/21/24	7,150	7,568
	AbbVie Inc.	3.600%	05/14/25	170	188
8,10	Acadia Healthcare Co. Inc.	5.000%	04/15/29	35	35
	Aetna Inc.	2.750%	11/15/22	375	390
	Aetna Inc.	2.800%	06/15/23	731	768
	Amgen Inc.	3.875%	11/15/21	414	426
	Amgen Inc.	2.700%	05/1/22	565	584
	Amgen Inc.	2.650%	05/11/22	910	941
	Amgen Inc.	3.625%	05/15/22	149	155
	Amgen Inc.	1.900%	02/21/25	500	522
	Amgen Inc.	3.125%	05/1/25	100	109
	Anthem Inc.	2.375%	01/15/25	240	255
	AstraZeneca plc	2.375%	06/12/22	90	93
	AstraZeneca plc	3.500%	08/17/23	290	313
	AstraZeneca plc	3.375%	11/16/25	1,500	1,682
8	Bausch Health Cos. Inc.	7.000%	03/15/24	250	259
8	Bausch Health Cos. Inc.	6.125%	04/15/25	100	102
8	Bausch Health Cos. Inc.	5.500%	11/1/25	60	61
8	Bausch Health Cos. Inc.	5.750%	08/15/27	70	75
8	Bausch Health Cos. Inc.	7.000%	01/15/28	30	32
	Baxalta Inc.	3.600%	06/23/22	100	104
	Baxter International Inc.	1.700%	08/15/21	540	545
8	Baxter International Inc.	3.750%	10/1/25	745	844
8	Bayer US Finance II LLC	3.875%	12/15/23	3,587	3,915
8	Bayer US Finance II LLC	4.250%	12/15/25	1,650	1,886
	Becton Dickinson and Co.	3.125%	11/8/21	900	924
	Becton Dickinson and Co.	2.894%	06/6/22	400	413
	Becton Dickinson and Co.	3.363%	06/6/24	1,110	1,197

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	Becton Dickinson Euro
	Finance Sarl	0.174%	06/4/21	2,085	2,443
	Biogen Inc.	3.625%	09/15/22	1,275	1,353
	Boston Scientific Corp.	3.450%	03/1/24	3,835	4,154
	Boston Scientific Corp.	1.900%	06/1/25	1,910	1,990
	Bristol-Myers Squibb Co.	2.000%	08/1/22	400	412
	Bristol-Myers Squibb Co.	3.250%	08/15/22	360	379
	Bristol-Myers Squibb Co.	3.550%	08/15/22	1,278	1,352
	Bristol-Myers Squibb Co.	2.750%	02/15/23	1,500	1,580
	Bristol-Myers Squibb Co.	3.250%	02/20/23	625	667
	Bristol-Myers Squibb Co.	3.625%	05/15/24	600	662
	Bristol-Myers Squibb Co.	2.900%	07/26/24	8,060	8,741
	Cardinal Health Inc.	3.079%	06/15/24	495	531
	Centene Corp.	4.750%	05/15/22	259	262
	Centene Corp.	4.750%	01/15/25	100	103
8	Centene Corp.	5.375%	06/1/26	60	63
	Cigna Corp.	3.900%	02/15/22	965	1,008
	Cigna Corp.	3.050%	11/30/22	1,350	1,415
	Cigna Corp.	3.000%	07/15/23	1,795	1,902
	Cigna Corp.	3.750%	07/15/23	2,052	2,218
	Cigna Corp.	3.500%	06/15/24	3,833	4,176
	Cigna Corp.	4.125%	11/15/25	2,246	2,570
	CommonSpirit Health	4.200%	08/1/23	100	108
	CommonSpirit Health	2.760%	10/1/24	985	1,030
	Coventry Health Care Inc.	5.450%	06/15/21	300	307
	Covidien International Finance
	SA	3.200%	06/15/22	300	312
	CVS Health Corp.	3.500%	07/20/22	1,000	1,048
	CVS Health Corp.	2.750%	12/1/22	1,200	1,250
	CVS Health Corp.	3.700%	03/9/23	11,370	12,161
	CVS Health Corp.	4.000%	12/5/23	1,500	1,642
	CVS Health Corp.	2.625%	08/15/24	2,900	3,082
	CVS Health Corp.	4.100%	03/25/25	5,728	6,469
8	DaVita Inc.	4.625%	06/1/30	245	251
8	DaVita Inc.	3.750%	02/15/31	95	92
	DH Europe Finance II Sarl	2.050%	11/15/22	2,730	2,815
	DH Europe Finance II Sarl	2.200%	11/15/24	4,400	4,646
11	DH Europe Finance Sarl	1.700%	01/4/22	300	359
8	Emergent BioSolutions Inc.	3.875%	08/15/28	15	15
	Encompass Health Corp.	4.500%	02/1/28	60	60
	Gilead Sciences Inc.	3.250%	09/1/22	858	899
	Gilead Sciences Inc.	2.500%	09/1/23	525	552
	Gilead Sciences Inc.	0.750%	09/29/23	2,800	2,802
	Gilead Sciences Inc.	3.700%	04/1/24	2,104	2,304
	GlaxoSmithKline Capital Inc.	3.375%	05/15/23	2,020	2,173
	GlaxoSmithKline Capital plc	2.875%	06/1/22	2,224	2,311
	GlaxoSmithKline Capital plc	0.534%	10/1/23	2,500	2,504
	GlaxoSmithKline Capital plc	3.000%	06/1/24	4,091	4,421
	HCA Inc.	4.750%	05/1/23	1,000	1,089
	HCA Inc.	5.000%	03/15/24	2,170	2,430
	HCA Inc.	5.375%	02/1/25	155	170
	HCA Inc.	5.375%	09/1/26	40	44
	HCA Inc.	3.500%	09/1/30	40	41
8	Hill-Rom Holdings Inc.	4.375%	09/15/27	135	139
8	Hologic Inc.	4.375%	10/15/25	300	307
	Laboratory Corp. of America
	Holdings	3.750%	08/23/22	1,760	1,850

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Laboratory Corp. of America
	Holdings	3.250%	09/1/24	200	217
	McKesson Corp.	2.700%	12/15/22	1,900	1,976
	McKesson Corp.	2.850%	03/15/23	650	680
	McKesson Corp.	3.796%	03/15/24	2,200	2,407
11	Medtronic Global Holdings
	SCA	0.000%	03/7/21	1,105	1,297
11	Medtronic Global Holdings
	SCA	0.010%	03/15/23	2,155	2,532
	Medtronic Inc.	3.500%	03/15/25	1,520	1,712
	Merck & Co. Inc.	2.900%	03/7/24	80	86
	Merck & Co. Inc.	2.750%	02/10/25	510	554
8	Mylan Inc.	3.125%	01/15/23	865	910
	Mylan NV	3.150%	06/15/21	1,500	1,524
11	Mylan NV	2.250%	11/22/24	220	274
	Novartis Capital Corp.	2.400%	09/21/22	229	238
	Novartis Capital Corp.	3.400%	05/6/24	80	88
	Pfizer Inc.	3.000%	06/15/23	250	267
	Pfizer Inc.	2.950%	03/15/24	20	22
	Pfizer Inc.	0.800%	05/28/25	1,940	1,952
	Quest Diagnostics Inc.	4.700%	04/1/21	100	102
8	Royalty Pharma plc	0.750%	09/2/23	1,000	996
8	Royalty Pharma plc	1.200%	09/2/25	500	498
	Shire Acquisitions
	Investments Ireland DAC	2.400%	09/23/21	2,272	2,312
	Shire Acquisitions
	Investments Ireland DAC	2.875%	09/23/23	2,300	2,438
	SSM Health Care Corp.	3.688%	06/1/23	1,615	1,737
	Stryker Corp.	3.375%	05/15/24	250	271
	Stryker Corp.	1.150%	06/15/25	1,500	1,519
	Takeda Pharmaceutical Co.
	Ltd.	4.000%	11/26/21	4,965	5,150
8	Takeda Pharmaceutical Co.
	Ltd.	2.450%	01/18/22	850	869
	Takeda Pharmaceutical Co.
	Ltd.	4.400%	11/26/23	1,957	2,174
8	Tenet Healthcare Corp.	4.625%	09/1/24	50	50
8	Tenet Healthcare Corp.	7.500%	04/1/25	20	22
8	Tenet Healthcare Corp.	4.875%	01/1/26	195	198
	Thermo Fisher Scientific Inc.	3.000%	04/15/23	470	497
	Thermo Fisher Scientific Inc.	4.133%	03/25/25	1,000	1,139
	UnitedHealth Group Inc.	2.375%	10/15/22	2,870	2,983
	UnitedHealth Group Inc.	2.750%	02/15/23	400	420
	UnitedHealth Group Inc.	2.875%	03/15/23	1,550	1,640
	UnitedHealth Group Inc.	3.500%	02/15/24	793	870
	UnitedHealth Group Inc.	2.375%	08/15/24	1,435	1,525
	UnitedHealth Group Inc.	1.250%	01/15/26	340	347
11	Upjohn Finance BV	0.816%	06/23/22	500	592
8	Upjohn Inc.	1.125%	06/22/22	2,200	2,217
8	Upjohn Inc.	1.650%	06/22/25	2,500	2,555
	Zimmer Biomet Holdings Inc.	3.150%	04/1/22	655	677
	Zoetis Inc.	3.250%	02/1/23	419	442
					203,305
Industrials (5.0%)
	3M Co.	1.750%	02/14/23	640	660
	3M Co.	2.250%	03/15/23	605	632
	3M Co.	2.650%	04/15/25	820	891
8	Air Canada	7.750%	04/15/21	1,392	1,395

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Air Canada Series 2013-1
	Class B Pass Through Trust	5.375%	05/15/21	551	501
8	Airbus Finance BV	2.700%	04/17/23	225	235
8	Allison Transmission Inc.	5.000%	10/1/24	40	40
8	Allison Transmission Inc.	4.750%	10/1/27	90	93
8	Allison Transmission Inc.	5.875%	06/1/29	30	32
8	Aramark Services Inc.	6.375%	05/1/25	170	177
	Aramark Services Inc.	4.750%	06/1/26	50	50
8	Aramark Services Inc.	5.000%	02/1/28	30	30
12	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	460
12	Aurizon Network Pty Ltd.	4.000%	06/21/24	240	186
12	Australia Pacific Airports
	Melbourne Pty Ltd.	4.000%	09/15/22	430	318
	Block Financial LLC	5.250%	10/1/25	173	194
	Boeing Co.	2.700%	05/1/22	460	469
	Boeing Co.	4.508%	05/1/23	5,777	6,088
	Boeing Co.	1.875%	06/15/23	775	775
	Boeing Co.	2.800%	03/1/24	875	894
	Boeing Co.	2.850%	10/30/24	245	247
	Boeing Co.	4.875%	05/1/25	2,525	2,754
	Burlington Northern Santa
	Fe LLC	3.050%	03/15/22	140	144
	Burlington Northern Santa
	Fe LLC	3.850%	09/1/23	162	177
	Burlington Northern Santa
	Fe LLC	3.750%	04/1/24	365	402
	Burlington Northern Santa
	Fe LLC	3.400%	09/1/24	230	253
	Burlington Northern Santa
	Fe LLC	3.000%	04/1/25	55	60
	Burlington Northern Santa
	Fe LLC	3.650%	09/1/25	50	57
8	BWX Technologies Inc.	4.125%	06/30/28	20	21
	Canadian National Railway
	Co.	2.850%	12/15/21	200	204
	Canadian Pacific Railway Co.	2.900%	02/1/25	60	65
8	Cargo Aircraft
	Management Inc.	4.750%	02/1/28	85	86
8	Carrier Global Corp.	1.923%	02/15/23	675	694
8	Carrier Global Corp.	2.242%	02/15/25	1,629	1,698
	Caterpillar Financial Services
	Corp.	0.950%	05/13/22	1,970	1,991
	Caterpillar Financial Services
	Corp.	2.400%	06/6/22	1,900	1,962
	Caterpillar Financial Services
	Corp.	1.900%	09/6/22	2,942	3,026
	Caterpillar Financial Services
	Corp.	1.950%	11/18/22	435	449
	Caterpillar Financial Services
	Corp.	2.550%	11/29/22	630	659
	Caterpillar Financial Services
	Corp.	2.625%	03/1/23	420	445
	Caterpillar Financial Services
	Corp.	3.450%	05/15/23	30	32
	Caterpillar Financial Services
	Corp.	0.450%	09/14/23	2,590	2,589
	Caterpillar Financial Services
	Corp.	3.750%	11/24/23	730	803
	Caterpillar Financial Services
	Corp.	3.300%	06/9/24	550	603

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services
	Corp.	2.150%	11/8/24	430	457
	Caterpillar Inc.	3.400%	05/15/24	500	546
8	Clark Equipment Co.	5.875%	06/1/25	60	62
8	Clean Harbors Inc.	4.875%	07/15/27	110	115
8	Clean Harbors Inc.	5.125%	07/15/29	30	32
	CNH Industrial Capital LLC	4.875%	04/1/21	95	97
	CNH Industrial Capital LLC	3.875%	10/15/21	230	236
	CNH Industrial Capital LLC	4.375%	04/5/22	750	786
	CNH Industrial Capital LLC	1.950%	07/2/23	790	802
	CNH Industrial NV	4.500%	08/15/23	1,105	1,199
6	Continental Airlines Class A
	Series 2010-1 Pass Through
	Trust	4.750%	01/12/21	59	57
6	Continental Airlines Class A-1
	Series 2000-1 Pass Through
	Trust	8.048%	11/1/20	—	—
6	Continental Airlines Class B
	Series 2012-2 Pass Through
	Trust	5.500%	10/29/20	92	90
6	Continental Airlines Series
	2005-ERJ1 Pass Through
	Trust	9.798%	04/1/21	33	31
	CSX Corp.	3.700%	11/1/23	206	225
	CSX Corp.	3.400%	08/1/24	1,565	1,723
	CSX Transportation Inc.	6.251%	01/15/23	80	89
	Cummins Inc.	3.650%	10/1/23	200	217
	Cummins Inc.	0.750%	09/1/25	500	502
	Deere & Co.	2.750%	04/15/25	785	854
6	Delta Air Lines Class A Series
	2007-1 Pass Through Trust	6.821%	08/10/22	123	122
6	Delta Air Lines Class B Series
	2007-1 Pass Through Trust	8.021%	08/10/22	111	106
	Delta Air Lines Inc.	2.900%	10/28/24	113	101
8	Delta Air Lines Inc.	7.000%	05/1/25	345	380
	Delta Air Lines Inc.	7.375%	01/15/26	155	162
8	Delta Air Lines Inc. / SkyMiles
	IP Ltd.	4.500%	10/20/25	660	677
	Embraer Netherlands Finance
	BV	5.050%	06/15/25	119	114
	Embraer Overseas Ltd.	5.696%	09/16/23	37	37
	Embraer SA	5.150%	06/15/22	610	616
	FedEx Corp.	3.400%	01/14/22	645	669
	FedEx Corp.	3.800%	05/15/25	2,090	2,357
	General Dynamics Corp.	2.250%	11/15/22	562	582
	General Dynamics Corp.	3.375%	05/15/23	30	32
	General Dynamics Corp.	1.875%	08/15/23	445	462
	General Dynamics Corp.	2.375%	11/15/24	30	32
	General Dynamics Corp.	3.250%	04/1/25	1,950	2,159
	General Dynamics Corp.	3.500%	05/15/25	400	448
8	Heathrow Funding Ltd.	4.875%	07/15/21	1,275	1,305
	Hillenbrand Inc.	5.750%	06/15/25	55	59
	Honeywell International Inc.	2.150%	08/8/22	40	41
11	Honeywell International Inc.	0.000%	03/10/24	200	234
	Honeywell International Inc.	1.350%	06/1/25	1,180	1,217
	Howmet Aerospace Inc.	6.875%	05/1/25	50	55
8	Huntington Ingalls
	Industries Inc.	3.844%	05/1/25	945	1,037
	Illinois Tool Works Inc.	3.375%	09/15/21	80	82
	Illinois Tool Works Inc.	3.500%	03/1/24	10	11

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	1.950%	06/13/22	600	617
	John Deere Capital Corp.	1.200%	04/6/23	420	428
	John Deere Capital Corp.	3.450%	06/7/23	15	16
	John Deere Capital Corp.	2.650%	06/24/24	80	86
11	John Deere Cash
	Management SA	1.375%	04/2/24	495	610
	Johnson Controls
	International plc	3.750%	12/1/21	25	26
	Johnson Controls
	International plc	3.625%	07/2/24	303	331
	L3Harris Technologies Inc.	4.950%	02/15/21	710	714
	L3Harris Technologies Inc.	3.850%	06/15/23	3,571	3,869
	L3Harris Technologies Inc.	3.950%	05/28/24	390	430
	Lennox International Inc.	1.350%	08/1/25	230	232
	Lockheed Martin Corp.	2.900%	03/1/25	230	251
8	Mileage Plus Holdings LLC /
	Mileage Plus Intellectual
	Property Assets Ltd.	6.500%	06/20/27	317	330
8	Mueller Water Products Inc.	5.500%	06/15/26	50	52
7,12	New Terminal Financing Co
	Pty Ltd., 3M Australian Bank
	Bill Rate + 1.450%	1.556%	07/12/24	250	172
	Norfolk Southern Corp.	3.250%	12/1/21	100	103
	Norfolk Southern Corp.	2.903%	02/15/23	165	173
	Norfolk Southern Corp.	3.650%	08/1/25	110	124
	Northrop Grumman Corp.	3.500%	03/15/21	105	107
	Northrop Grumman Corp.	2.550%	10/15/22	2,588	2,695
	Northrop Grumman Corp.	3.250%	08/1/23	905	976
	Northrop Grumman Corp.	2.930%	01/15/25	2,192	2,384
	Otis Worldwide Corp.	2.056%	04/5/25	1,920	2,016
	Parker-Hannifin Corp.	3.500%	09/15/22	200	211
8	Penske Truck Leasing Co. Lp /
	PTL Finance Corp.	3.300%	04/1/21	1,070	1,083
	Precision Castparts Corp.	2.500%	01/15/23	2,585	2,696
12	Qantas Airways Ltd.	7.500%	06/11/21	1,300	965
12	Qantas Airways Ltd.	7.750%	05/19/22	1,280	988
8	Raytheon Technologies Corp.	2.800%	03/15/22	2,485	2,563
8	Raytheon Technologies Corp.	2.500%	12/15/22	1,297	1,345
	Raytheon Technologies Corp.	3.650%	08/16/23	308	335
8	Raytheon Technologies Corp.	3.200%	03/15/24	5,495	5,901
	Raytheon Technologies Corp.	3.950%	08/16/25	1,750	1,991
	Republic Services Inc.	4.750%	05/15/23	815	897
	Republic Services Inc.	2.500%	08/15/24	40	43
	Republic Services Inc.	3.200%	03/15/25	250	275
	Ryder System Inc.	2.875%	06/1/22	1,350	1,397
	Ryder System Inc.	2.500%	09/1/22	300	310
	Ryder System Inc.	3.650%	03/18/24	2,105	2,288
11	Siemens
	Financieringsmaatschappij
	NV	0.125%	06/5/22	500	589
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,032
	Southwest Airlines Co.	4.750%	05/4/23	800	854
	Southwest Airlines Co.	5.250%	05/4/25	105	116
8	Spirit AeroSystems Inc.	5.500%	01/15/25	35	35
	Stanley Black & Decker Inc.	3.400%	12/1/21	30	31
	Stanley Black & Decker Inc.	2.900%	11/1/22	1,635	1,720
11	Thales SA	0.000%	05/31/22	600	704
	TransDigm Inc.	6.500%	05/15/25	40	40
8	TransDigm Inc.	8.000%	12/15/25	45	49

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	TransDigm Inc.	6.250%	03/15/26	120	125
	TransDigm Inc.	5.500%	11/15/27	150	144
	Tyco Electronics Group SA	4.875%	01/15/21	380	385
	Tyco Electronics Group SA	3.500%	02/3/22	1,565	1,615
	Tyco Electronics Group SA	3.450%	08/1/24	440	477
6	UAL Series 2007-1 Pass
	Through Trust	6.636%	01/2/24	426	390
	Union Pacific Corp.	3.200%	06/8/21	245	250
	Union Pacific Corp.	2.950%	03/1/22	2,229	2,311
	Union Pacific Corp.	4.163%	07/15/22	250	265
	Union Pacific Corp.	2.950%	01/15/23	797	837
	Union Pacific Corp.	3.500%	06/8/23	1,475	1,587
	Union Pacific Corp.	3.646%	02/15/24	400	437
	Union Pacific Corp.	3.150%	03/1/24	1,500	1,621
	United Parcel Service Inc.	2.350%	05/16/22	170	175
	United Parcel Service Inc.	2.450%	10/1/22	935	976
	United Parcel Service Inc.	2.200%	09/1/24	545	577
	United Rentals North
	America Inc.	4.625%	10/15/25	345	353
	United Rentals North
	America Inc.	3.875%	11/15/27	257	265
6	US Airways Series 2001-1C
	Pass Through Trust	7.346%	09/20/23	122	104
	Waste Management Inc.	2.900%	09/15/22	500	520
	Waste Management Inc.	2.400%	05/15/23	110	115
8	WESCO Distribution Inc.	7.250%	06/15/28	155	169
12	WSO Finance Pty Ltd.	3.500%	07/14/23	310	232
					113,888
Materials (1.2%)
8	Air Liquide Finance SA	2.250%	09/27/23	1,435	1,501
	Air Products and
	Chemicals Inc.	2.750%	02/3/23	2	2
	Air Products and
	Chemicals Inc.	1.500%	10/15/25	200	207
8	Arconic Corp.	6.000%	05/15/25	35	37
8	Ardagh Packaging Finance plc
	/ Ardagh Holdings USA Inc.	5.250%	04/30/25	75	78
8	Ardagh Packaging Finance plc
	/ Ardagh Holdings USA Inc.	5.250%	08/15/27	30	31
8	Axalta Coating Systems LLC	4.875%	08/15/24	100	102
8	Axalta Coating Systems LLC /
	Axalta Coating Systems
	Dutch Holding B BV	4.750%	06/15/27	80	82
	Ball Corp.	5.000%	03/15/22	30	31
	Ball Corp.	4.000%	11/15/23	215	228
	Ball Corp.	4.875%	03/15/26	120	134
	Ball Corp.	2.875%	08/15/30	122	118
	Berry Global Inc.	6.000%	10/15/22	8	8
8	Berry Global Inc.	4.875%	07/15/26	195	206
8	Berry Global Inc.	5.625%	07/15/27	95	99
	BHP Billiton Finance USA Ltd.	2.875%	02/24/22	210	217
	BHP Billiton Finance USA Ltd.	3.850%	09/30/23	520	571
8	Big River Steel LLC / BRS
	Finance Corp.	6.625%	01/31/29	60	61
8	Chevron Phillips Chemical Co.
	LLC / Chevron Phillips
	Chemical Co. LP	3.300%	05/1/23	1,710	1,817
	Dow Chemical Co.	3.500%	10/1/24	500	547
	DuPont de Nemours Inc.	4.205%	11/15/23	3,106	3,414

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DuPont de Nemours Inc.	4.493%	11/15/25	1,305	1,504
	Eastman Chemical Co.	3.600%	08/15/22	575	603
	EI du Pont de Nemours and
	Co.	1.700%	07/15/25	315	327
8	Element Solutions Inc. Co.	3.875%	09/1/28	120	118
	FMC Corp.	3.950%	02/1/22	610	630
	Freeport-McMoRan Inc.	4.375%	08/1/28	200	205
8	Georgia-Pacific LLC	1.750%	09/30/25	2,860	2,981
8	Graham Packaging Co. Inc.	7.125%	08/15/28	60	63
8	Graphic Packaging
	International LLC	3.500%	03/15/28	40	40
8	Graphic Packaging
	International LLC	3.500%	03/1/29	63	63
8	Hudbay Minerals Inc.	6.125%	04/1/29	61	60
8	Indonesia Asahan Aluminium
	Persero PT	5.230%	11/15/21	740	771
8	Indonesia Asahan Aluminium
	Persero PT	4.750%	05/15/25	788	861
	Linde Inc.	2.200%	08/15/22	85	88
	LYB International Finance BV	4.000%	07/15/23	700	759
	LYB International Finance
	III LLC	2.875%	05/1/25	600	643
	LyondellBasell Industries NV	6.000%	11/15/21	445	466
	LyondellBasell Industries NV	5.750%	04/15/24	400	458
	Newmont Corp.	3.625%	06/9/21	30	30
	Newmont Corp.	3.500%	03/15/22	2	2
	Newmont Corp.	3.700%	03/15/23	1,098	1,138
8	Novelis Corp.	4.750%	01/30/30	55	54
	Nucor Corp.	2.000%	06/1/25	460	480
	Nutrien Ltd.	3.150%	10/1/22	514	536
	Nutrien Ltd.	1.900%	05/13/23	641	661
	Nutrien Ltd.	3.500%	06/1/23	276	294
	Nutrien Ltd.	3.625%	03/15/24	151	164
	Nutrien Ltd.	3.375%	03/15/25	205	226
8	Nutrition & Biosciences Inc.	0.697%	09/15/22	570	571
8	OCI NV	5.250%	11/1/24	50	51
	OCI NV	4.625%	10/15/25	60	60
	Packaging Corp. of America	3.650%	09/15/24	11	12
8,10	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC /
	Reynolds Group Issuer Lu	4.000%	10/15/27	160	161
	Sherwin-Williams Co.	4.200%	01/15/22	2	2
	Sherwin-Williams Co.	3.125%	06/1/24	2	2
	Silgan Holdings Inc.	4.125%	02/1/28	100	102
8	Standard Industries Inc.	5.000%	02/15/27	43	45
8	Standard Industries Inc.	4.375%	07/15/30	100	102
	Steel Dynamics Inc.	2.800%	12/15/24	445	470
	Steel Dynamics Inc.	2.400%	06/15/25	365	382
8	Trivium Packaging Finance BV	5.500%	08/15/26	10	10
8	Trivium Packaging Finance BV	8.500%	08/15/27	10	11
	Vale Overseas Ltd.	6.250%	08/10/26	105	124
11	Vale SA	3.750%	01/10/23	100	123
	WestRock RKT LLC	4.900%	03/1/22	200	213
	WestRock RKT LLC	4.000%	03/1/23	1,010	1,079
8	WR Grace & Co-Conn	4.875%	06/15/27	60	62
	WRKCo Inc.	3.000%	09/15/24	960	1,031
	WRKCo Inc.	3.750%	03/15/25	270	302

28,631

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Real Estate (2.2%)
12	Ale Direct Property Trust	4.000%	08/20/22	370	271
	Alexandria Real Estate
	Equities Inc.	4.000%	01/15/24	1,805	1,995
	Alexandria Real Estate
	Equities Inc.	3.450%	04/30/25	1,120	1,246
	American Tower Corp.	3.000%	06/15/23	1,824	1,931
	American Tower Corp.	3.375%	05/15/24	930	1,007
	American Tower Corp.	2.400%	03/15/25	660	699
	AvalonBay Communities Inc.	2.850%	03/15/23	400	419
	Brandywine Operating
	Partnership LP	4.100%	10/1/24	185	194
	Brixmor Operating
	Partnership LP	3.875%	08/15/22	575	595
	Brixmor Operating
	Partnership LP	3.650%	06/15/24	915	963
	Brixmor Operating
	Partnership LP	3.850%	02/1/25	146	155
	Camden Property Trust	2.950%	12/15/22	1,150	1,199
	Camden Property Trust	4.875%	06/15/23	410	450
	Camden Property Trust	4.250%	01/15/24	1,518	1,665
	Camden Property Trust	3.500%	09/15/24	180	196
	CC Holdings GS V LLC /
	Crown Castle GS III Corp.	3.849%	04/15/23	762	819
	Corporate Office
	Properties LP	2.250%	03/15/26	865	874
	Crown Castle International
	Corp.	5.250%	01/15/23	3,814	4,195
	Crown Castle International
	Corp.	3.150%	07/15/23	1,202	1,277
	Crown Castle International
	Corp.	3.200%	09/1/24	1,930	2,084
	Crown Castle International
	Corp.	1.350%	07/15/25	2,160	2,181
	Digital Realty Trust LP	2.750%	02/1/23	110	115
	Digital Realty Trust LP	4.750%	10/1/25	90	106
	ERP Operating LP	3.000%	04/15/23	10	11
	Federal Realty Investment
	Trust	2.550%	01/15/21	449	451
	Federal Realty Investment
	Trust	3.000%	08/1/22	1,080	1,112
	Federal Realty Investment
	Trust	2.750%	06/1/23	260	270
	Federal Realty Investment
	Trust	3.950%	01/15/24	84	91
	Healthpeak Properties Inc.	4.250%	11/15/23	850	928
	Healthpeak Properties Inc.	4.200%	03/1/24	465	511
	Healthpeak Properties Inc.	3.875%	08/15/24	202	223
	Healthpeak Properties Inc.	3.400%	02/1/25	280	306
	Highwoods Realty LP	3.200%	06/15/21	277	281
	Highwoods Realty LP	3.625%	01/15/23	170	177
	Kimco Realty Corp.	3.400%	11/1/22	200	211
	Kimco Realty Corp.	3.125%	06/1/23	532	560
	Kimco Realty Corp.	3.300%	02/1/25	670	721
	MGM Growth Properties
	Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	5.625%	05/1/24	226	239
8	MGM Growth Properties
	Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	4.625%	06/15/25	161	164

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MGM Growth Properties
Operating Partnership LP /
MGP Finance Co-Issuer Inc.	4.500%	09/1/26	33	34
Mid-America Apartments LP	4.300%	10/15/23	135	147
Mid-America Apartments LP	3.750%	06/15/24	160	174
National Retail Properties Inc.	3.900%	06/15/24	390	422
National Retail Properties Inc.	4.000%	11/15/25	310	343
Omega Healthcare
Investors Inc.	4.950%	04/1/24	232	247
8 Ontario Teachers' Cadillac
Fairview Properties Trust	3.125%	03/20/22	1,326	1,357
8 Ontario Teachers' Cadillac
Fairview Properties Trust	3.875%	03/20/27	200	218
Public Storage	2.370%	09/15/22	835	865
Realty Income Corp.	3.250%	10/15/22	2,580	2,706
Realty Income Corp.	3.875%	07/15/24	165	182
Realty Income Corp.	3.875%	04/15/25	485	549
Sabra Health Care LP	4.800%	06/1/24	1,010	1,047
Simon Property Group LP	2.500%	07/15/21	800	809
Simon Property Group LP	2.350%	01/30/22	1,295	1,316
Simon Property Group LP	2.625%	06/15/22	130	133
Simon Property Group LP	2.750%	02/1/23	200	208
Simon Property Group LP	3.750%	02/1/24	1,060	1,142
Simon Property Group LP	2.000%	09/13/24	1,610	1,660
Simon Property Group LP	3.375%	10/1/24	90	97
Simon Property Group LP	3.500%	09/1/25	280	307
Ventas Realty LP	3.750%	05/1/24	355	380
Ventas Realty LP	3.500%	02/1/25	80	86
Weingarten Realty Investors	3.500%	04/15/23	150	154
Welltower Inc.	3.750%	03/15/23	729	772
Welltower Inc.	3.950%	09/1/23	1,095	1,185
Welltower Inc.	3.625%	03/15/24	565	610
Welltower Inc.	4.000%	06/1/25	1,160	1,295
				49,337
Technology (3.2%)
Adobe Inc.	1.700%	02/1/23	165	170
Apple Inc.	2.400%	01/13/23	40	42
Apple Inc.	2.850%	02/23/23	1,310	1,382
Apple Inc.	0.750%	05/11/23	485	490
Apple Inc.	3.000%	02/9/24	1,379	1,485
Apple Inc.	3.450%	05/6/24	2,870	3,163
Apple Inc.	2.850%	05/11/24	3,391	3,652
Apple Inc.	2.750%	01/13/25	1,300	1,409
Broadcom Corp. / Broadcom
Cayman Finance Ltd.	3.625%	01/15/24	200	215
Broadcom Inc.	3.125%	10/15/22	1,150	1,202
Broadcom Inc.	3.625%	10/15/24	2,160	2,355
Broadcom Inc.	4.700%	04/15/25	550	624
CDW LLC / CDW Finance
Corp.	4.125%	05/1/25	100	103
CDW LLC / CDW Finance
Corp.	4.250%	04/1/28	45	46
CDW LLC / CDW Finance
Corp.	3.250%	02/15/29	70	70
8 CommScope Inc.	5.500%	03/1/24	70	72
8 CommScope Inc.	6.000%	03/1/26	75	78
8 CommScope Inc.	8.250%	03/1/27	20	21
8 CommScope Inc.	7.125%	07/1/28	58	59

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Dell International LLC / EMC
	Corp.	4.420%	06/15/21	314	321
8	Dell International LLC / EMC
	Corp.	4.000%	07/15/24	525	567
8	Dell International LLC / EMC
	Corp.	5.850%	07/15/25	1,330	1,552
	DXC Technology Co.	4.000%	04/15/23	760	801
	Equifax Inc.	2.600%	12/1/24	601	640
11	Fidelity National Information
	Services Inc.	0.125%	05/21/21	600	704
11	Fidelity National Information
	Services Inc.	0.125%	12/3/22	1,000	1,177
	Fidelity National Information
	Services Inc.	3.500%	04/15/23	800	852
	Fiserv Inc.	3.800%	10/1/23	585	638
	Fiserv Inc.	2.750%	07/1/24	5,290	5,655
8	Gartner Inc.	3.750%	10/1/30	35	35
	Global Payments Inc.	3.800%	04/1/21	1,500	1,520
	Hewlett Packard Enterprise
	Co.	4.400%	10/15/22	1,150	1,229
	IBM Credit LLC	2.200%	09/8/22	180	186
	Intel Corp.	3.400%	03/25/25	975	1,089
	Intel Corp.	3.700%	07/29/25	400	453
	International Business
	Machines Corp.	2.500%	01/27/22	900	926
	International Business
	Machines Corp.	1.875%	08/1/22	355	365
11	International Business
	Machines Corp.	0.375%	01/31/23	600	711
	International Business
	Machines Corp.	3.375%	08/1/23	195	211
	International Business
	Machines Corp.	3.625%	02/12/24	1,800	1,974
	International Business
	Machines Corp.	3.000%	05/15/24	2,345	2,540
	International Business
	Machines Corp.	3.300%	05/15/26	330	372
	Intuit Inc.	0.650%	07/15/23	625	627
	Marvell Technology Group
	Ltd.	4.200%	06/22/23	750	809
	Mastercard Inc.	3.375%	04/1/24	40	44
8	NCR Corp.	8.125%	04/15/25	15	17
8	NCR Corp.	5.000%	10/1/28	21	21
8	NCR Corp.	5.250%	10/1/30	21	21
8	Nielsen Finance LLC / Nielsen
	Finance Co.	5.625%	10/1/28	90	92
8	NXP BV / NXP Funding LLC	3.875%	09/1/22	3,347	3,535
8	NXP BV / NXP Funding LLC	4.625%	06/1/23	500	547
8	NXP BV / NXP Funding LLC	4.875%	03/1/24	1,250	1,398
8	ON Semiconductor Corp.	3.875%	09/1/28	83	84
	Oracle Corp.	2.500%	10/15/22	200	208
	Oracle Corp.	2.625%	02/15/23	2,139	2,245
	Oracle Corp.	3.625%	07/15/23	200	217
	Oracle Corp.	2.400%	09/15/23	4,222	4,441
	Oracle Corp.	3.400%	07/8/24	740	809
	Oracle Corp.	2.500%	04/1/25	2,190	2,344
	PayPal Holdings Inc.	2.200%	09/26/22	4,177	4,318
	Qorvo Inc.	4.375%	10/15/29	35	37
8	Qorvo Inc.	3.375%	04/1/31	55	56
8	QUALCOMM Inc.	1.300%	05/20/28	501	498

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	QUALCOMM Inc.	1.650%	05/20/32	1,360	1,346
8	Sabre GLBL Inc.	9.250%	04/15/25	45	50
8	Sabre GLBL Inc.	7.375%	09/1/25	103	103
8	SS&C Technologies Inc.	5.500%	09/30/27	60	64
	Verisk Analytics Inc.	5.800%	05/1/21	315	324
	Verisk Analytics Inc.	4.125%	09/12/22	1,200	1,277
	Verisk Analytics Inc.	4.000%	06/15/25	10	11
	Visa Inc.	3.150%	12/14/25	2,965	3,310
	VMware Inc.	2.950%	08/21/22	1,853	1,928
	VMware Inc.	4.500%	05/15/25	1,070	1,211
	Western Digital Corp.	4.750%	02/15/26	260	280
					73,428
Utilities (3.9%)
	AEP Texas Inc.	2.400%	10/1/22	700	723
	Ameren Corp.	2.500%	09/15/24	1,060	1,123
	Ameren Illinois Co.	2.700%	09/1/22	215	222
	Baltimore Gas and Electric
	Co.	3.500%	11/15/21	230	236
	Baltimore Gas and Electric
	Co.	2.800%	08/15/22	600	622
	Baltimore Gas and Electric
	Co.	3.350%	07/1/23	415	443
	Berkshire Hathaway Energy
	Co.	3.750%	11/15/23	2,415	2,633
8	Berkshire Hathaway Energy
	Co.	4.050%	04/15/25	500	570
8	Calpine Corp.	4.500%	02/15/28	120	123
8	Calpine Corp.	5.125%	03/15/28	70	72
8	Calpine Corp.	4.625%	02/1/29	15	15
8	Calpine Corp.	5.000%	02/1/31	10	10
	CenterPoint Energy Houston
	Electric LLC	2.250%	08/1/22	50	51
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,151
	CenterPoint Energy Inc.	2.500%	09/1/22	1,470	1,522
	CenterPoint Energy Inc.	3.850%	02/1/24	65	71
	Comision Federal de
	Electricidad	4.875%	05/26/21	400	409
	Connecticut Light and Power
	Co.	2.500%	01/15/23	820	854
	Dominion Energy Gas
	Holdings LLC	3.550%	11/1/23	300	323
	Dominion Energy Inc.	2.750%	09/15/22	1,245	1,287
8	Dominion Energy Inc.	2.450%	01/15/23	100	104
	Dominion Energy Inc.	3.300%	03/15/25	900	993
7	Dominion Energy Inc., 3M
	USD LIBOR + 0.530%	0.774%	09/15/23	1,130	1,132
	DTE Electric Co.	2.650%	06/15/22	30	31
	DTE Energy Co.	2.600%	06/15/22	1,170	1,208
	DTE Energy Co.	3.300%	06/15/22	1,000	1,039
	DTE Energy Co.	2.250%	11/1/22	2,495	2,578
	DTE Energy Co.	3.700%	08/1/23	1,995	2,147
	DTE Energy Co.	3.850%	12/1/23	330	358
	DTE Energy Co.	1.050%	06/1/25	660	661
	Duke Energy Corp.	3.227%	03/11/22	8,375	8,664
	Duke Energy Corp.	3.950%	10/15/23	1,794	1,954
	Duke Energy Corp.	3.750%	04/15/24	700	767
	Duke Energy Corp.	0.900%	09/15/25	990	988
	Duke Energy Ohio Inc.	3.800%	09/1/23	380	413
	Duke Energy Progress LLC	3.250%	08/15/25	250	276

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
11	E.ON SE	0.000%	10/24/22	410	482
8	East Ohio Gas Co.	1.300%	06/15/25	210	214
8	EDP Finance BV	5.250%	01/14/21	2,070	2,096
8	Electricite de France SA	4.500%	09/21/28	200	237
8	Engie SA	2.875%	10/10/22	175	182
	Entergy Arkansas LLC	3.050%	06/1/23	220	234
	Entergy Arkansas LLC	3.700%	06/1/24	320	351
	Entergy Corp.	4.000%	07/15/22	1,260	1,329
	Entergy Corp.	0.900%	09/15/25	1,675	1,670
	Entergy Louisiana LLC	4.800%	05/1/21	335	340
	Entergy Louisiana LLC	3.300%	12/1/22	205	216
	Entergy Louisiana LLC	4.050%	09/1/23	360	393
	Evergy Inc.	2.450%	09/15/24	1,500	1,585
	Eversource Energy	0.800%	08/15/25	405	403
	Exelon Corp.	2.450%	04/15/21	215	217
	Exelon Corp.	3.950%	06/15/25	500	563
	Exelon Generation Co. LLC	3.400%	03/15/22	222	230
	Florida Power & Light Co.	2.850%	04/1/25	465	510
	Georgia Power Co.	2.200%	09/15/24	820	863
11	innogy Finance BV	6.500%	08/10/21	400	495
13	innogy Finance BV	5.500%	07/6/22	800	1,118
13	innogy Finance BV	5.625%	12/6/23	100	148
	ITC Holdings Corp.	2.700%	11/15/22	750	782
	Korea Midland Power Co. Ltd	2.375%	07/22/22	304	313
	Korea Midland Power Co. Ltd.	2.500%	07/21/21	200	203
	Korea Midland Power Co. Ltd.	3.375%	01/22/22	937	970
	LG&E and KU Energy LLC	4.375%	10/1/21	280	288
	MidAmerican Energy Co.	3.700%	09/15/23	165	179
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,111
	National Rural Utilities
	Cooperative Finance Corp.	2.700%	02/15/23	300	315
	National Rural Utilities
	Cooperative Finance Corp.	3.400%	11/15/23	195	211
	National Rural Utilities
	Cooperative Finance Corp.	2.950%	02/7/24	25	27
	NextEra Energy Capital
	Holdings Inc.	2.900%	04/1/22	1,445	1,497
	NextEra Energy Capital
	Holdings Inc.	3.300%	08/15/22	6,466	6,793
	NextEra Energy Capital
	Holdings Inc.	2.800%	01/15/23	180	188
	NextEra Energy Capital
	Holdings Inc.	3.150%	04/1/24	1,200	1,296
	NRG Energy Inc.	7.250%	05/15/26	448	477
	NSTAR Electric Co.	3.500%	09/15/21	470	480
	NSTAR Electric Co.	2.375%	10/15/22	615	636
	Oncor Electric Delivery Co.
	LLC	4.100%	06/1/22	235	247
	Oncor Electric Delivery Co.
	LLC	2.750%	06/1/24	1,425	1,528
	Oncor Electric Delivery Co.
	LLC	2.950%	04/1/25	330	360
	Pacific Gas and Electric Co.	1.750%	06/16/22	1,835	1,833
	Pacific Gas and Electric Co.	3.500%	06/15/25	335	352
	Pacific Gas and Electric Co.	3.450%	07/1/25	335	350
	PacifiCorp	3.600%	04/1/24	525	578
8	Pattern Energy Operations LP
	/ Pattern Energy
	Operations Inc.	4.500%	08/15/28	70	73

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PECO Energy Co.	3.150%	10/15/25	115	126
	Perusahaan Perseroan
	Persero PT Perusahaan
	Listrik Negara	5.500%	11/22/21	912	954
	PG&E Corp.	5.000%	07/1/28	125	121
	Potomac Electric Power Co.	3.600%	03/15/24	340	372
	PPL Capital Funding Inc.	4.200%	06/15/22	50	53
	PPL Capital Funding Inc.	3.500%	12/1/22	225	237
	Progress Energy Inc.	3.150%	04/1/22	520	537
	Public Service Electric and
	Gas Co.	3.250%	09/1/23	110	119
	Public Service Enterprise
	Group Inc.	2.650%	11/15/22	45	47
	Public Service Enterprise
	Group Inc.	2.875%	06/15/24	1,665	1,775
	Public Service Enterprise
	Group Inc.	0.800%	08/15/25	1,685	1,675
	Puget Energy Inc.	6.000%	09/1/21	100	105
	Puget Energy Inc.	5.625%	07/15/22	1,175	1,263
	Sempra Energy	2.900%	02/1/23	415	435
	Southern Co. Gas Capital
	Corp.	2.450%	10/1/23	155	163
	Southwestern Electric Power
	Co.	3.550%	02/15/22	490	506
	Southwestern Public Service
	Co.	3.300%	06/15/24	1,340	1,449
	State Grid Overseas
	Investment 2014 Ltd.	4.125%	05/7/24	250	276
	State Grid Overseas
	Investment 2016 Ltd.	2.750%	05/4/22	692	711
	State Grid Overseas
	Investment 2016 Ltd.	3.750%	05/2/23	310	331
	Tampa Electric Co.	5.400%	05/15/21	370	381
12	United Energy Distribution
	Pty Ltd.	3.850%	10/23/24	800	633
7,12	Victoria Power Networks
	Finance Pty Ltd., 3M
	Australian Bank Bill Rate +
	0.280%	0.383%	01/15/22	1,810	1,279
	Virginia Electric and Power
	Co.	3.450%	09/1/22	715	748
	Virginia Electric and Power
	Co.	2.750%	03/15/23	145	152
	Virginia Electric and Power
	Co.	3.450%	02/15/24	575	620
8	Vistra Operations Co. LLC	5.500%	09/1/26	30	31
8	Vistra Operations Co. LLC	5.625%	02/15/27	60	63
8	Vistra Operations Co. LLC	5.000%	07/31/27	125	131
	WEC Energy Group Inc.	0.550%	09/15/23	1,835	1,838
	Xcel Energy Inc.	0.500%	10/15/23	830	828
					88,695
Total Corporate Bonds (Cost $1,600,364)					1,651,391
Sovereign Bonds (4.0%)
8	Arab Petroleum Investments
	Corp.	4.125%	09/18/23	442	479
8	Banque Ouest Africaine de
	Developpement	5.500%	05/6/21	200	202
8	Banque Ouest Africaine de
	Developpement	5.000%	07/27/27	430	464

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	BNG Bank NV	2.125%	12/14/20	866	869
8	CDP Financial Inc.	3.150%	07/24/24	670	736
	Corp. Andina de Fomento	4.375%	06/15/22	678	715
	Corp. Andina de Fomento	2.375%	05/12/23	950	979
	Corp. Andina de Fomento	1.625%	09/23/25	1,665	1,666
8	Corp. Financiera de Desarrollo
	SA	4.750%	02/8/22	150	157
	Corp. Financiera de Desarrollo
	SA	4.750%	07/15/25	286	321
8	Corp. Financiera de Desarrollo
	SA	2.400%	09/28/27	250	252
	Dominican Republic	7.500%	05/6/21	52	53
	Dominican Republic	6.600%	01/28/24	185	202
	Dominican Republic	5.500%	01/27/25	135	143
8	Dominican Republic	4.875%	09/23/32	1,335	1,317
	Emirate of Abu Dhabi	2.125%	09/30/24	815	851
8	Emirate of Abu Dhabi	2.125%	09/30/24	5,750	5,994
8	Emirate of Abu Dhabi	2.500%	04/16/25	1,124	1,188
	Fondo MIVIVIENDA SA	3.500%	01/31/23	1,105	1,150
8	Government of Bermuda	4.138%	01/3/23	200	211
17	Japan Finance Organization
	for Municipalities	4.000%	01/13/21	250	252
	Kingdom of Morocco	4.250%	12/11/22	305	320
8,11	Kingdom of Morocco	1.375%	03/30/26	1,500	1,753
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,686
	Korea Development Bank	3.250%	02/19/24	295	318
	Korea Hydro & Nuclear Power
	Co. Ltd.	3.000%	09/19/22	200	209
8	Korea National Oil Corp.	2.875%	03/27/22	400	412
	KSA Sukuk Ltd.	2.894%	04/20/22	1,269	1,308
	KSA Sukuk Ltd.	3.628%	04/20/27	1,549	1,713
	Kuwait	2.750%	03/20/22	2,078	2,133
	Kuwait	3.500%	03/20/27	200	225
11,18	MFB Magyar Fejlesztesi Bank
	Zrt	1.375%	06/24/25	541	653
	Perusahaan Penerbit SBSN
	Indonesia III	3.400%	03/29/21	225	228
	Perusahaan Penerbit SBSN
	Indonesia III	3.400%	03/29/22	661	684
	Perusahaan Penerbit SBSN
	Indonesia III	3.300%	11/21/22	200	209
	Perusahaan Penerbit SBSN
	Indonesia III	3.900%	08/20/24	200	220
	Perusahaan Penerbit SBSN
	Indonesia III	4.350%	09/10/24	1,279	1,428
	Province of Nova Scotia	8.250%	07/30/22	315	359
	Province of Quebec	2.750%	08/25/21	715	730
	Republic of Azerbaijan	4.750%	03/18/24	400	418
11	Republic of Chile	1.625%	01/30/25	663	825
	Republic of Colombia	4.375%	07/12/21	1,420	1,457
	Republic of Colombia	2.625%	03/15/23	1,200	1,231
	Republic of Colombia	4.000%	02/26/24	5,040	5,374
	Republic of Colombia	4.500%	01/28/26	825	913
	Republic of Croatia	6.375%	03/24/21	1,215	1,246
	Republic of Guatemala	5.750%	06/6/22	300	315
	Republic of Hungary	6.375%	03/29/21	2,324	2,388
	Republic of Hungary	5.375%	02/21/23	2,636	2,909
	Republic of Hungary	5.750%	11/22/23	1,741	1,996
11	Republic of Hungary	1.125%	04/28/26	1,300	1,586

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Republic of Indonesia	3.700%	01/8/22	400	413
	Republic of Indonesia	3.750%	04/25/22	1,412	1,470
	Republic of Indonesia	5.875%	01/15/24	1,020	1,174
	Republic of Indonesia	4.125%	01/15/25	715	798
8	Republic of Lithuania	6.125%	03/9/21	195	200
	Republic of Lithuania	6.125%	03/9/21	1,375	1,408
	Republic of Lithuania	6.625%	02/1/22	880	950
	Republic of Panama	4.000%	09/22/24	1,265	1,382
	Republic of Panama	3.750%	03/16/25	1,465	1,597
	Republic of Panama	7.125%	01/29/26	780	985
	Republic of Panama	2.252%	09/29/32	697	706
	Republic of Paraguay	4.625%	01/25/23	940	996
	Republic of Peru	7.350%	07/21/25	1,160	1,485
11	Republic of Philippines	0.000%	02/3/23	1,199	1,392
	Republic of Poland	5.125%	04/21/21	815	835
	Republic of Poland	5.000%	03/23/22	1,020	1,091
	Republic of Serbia	7.250%	09/28/21	1,951	2,064
	Republic of Slovenia	5.500%	10/26/22	280	308
8	Republic of Slovenia	5.250%	02/18/24	300	344
	Republic of South Africa	4.665%	01/17/24	165	169
	Republic of South Africa	5.875%	09/16/25	1,095	1,172
	Republic of South Africa	4.850%	09/27/27	400	394
	Republic of South Africa	4.300%	10/12/28	200	186
	Republic of Trinidad and
	Tobago	4.375%	01/16/24	806	818
	Republic of Uruguay	4.500%	08/14/24	190	207
	Republic of Honduras	8.750%	12/16/20	406	410
	Romania	4.375%	08/22/23	370	402
	Romania	4.875%	01/22/24	224	248
11	Romania	2.750%	02/26/26	2,581	3,245
11	Romania	2.000%	12/8/26	1,074	1,306
	Russian Federation	4.750%	05/27/26	2,000	2,293
	Sharjah Sukuk Program Ltd.	3.854%	04/3/26	1,020	1,108
	State of Israel	3.150%	06/30/23	525	562
	State of Israel	2.750%	07/3/30	134	148
	State of Qatar	4.500%	01/20/22	445	466
	State of Qatar	3.375%	03/14/24	400	430
	State of Qatar	3.400%	04/16/25	1,815	1,988
	United Mexican States	4.000%	10/2/23	390	424
	United Mexican States	4.150%	03/28/27	1,495	1,661
	United Mexican States	4.500%	04/22/29	470	526
Total Sovereign Bonds (Cost $88,752)					91,208
Taxable Municipal Bonds (0.1%)
19	New Jersey Economic
	Development Authority
	Appropriations Revenue	7.425%	02/15/29	770	958
7	New Mexico Educational
	Assistance Foundation
	Student Loan Revenue, 1M
	USD LIBOR + 0.700%	0.855%	01/2/25	133	133
	New York Transportation
	Development Corp.
	Miscellaneous Revenue	4.248%	09/1/35	190	211
TotalTaxable Municipal Bonds (Cost $1,294)					1,302

				Market
				Value
			Shares	($000)
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
20	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)		32,236	2,671

		Coupon
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
21	Vanguard Market Liquidity
	Fund (Cost $84,318)	0.117%	843,235	84,323
Total Investments (100.7%) (Cost $2,229,156)				2,295,849
Other Assets and Liabilities—Net (-0.7%)				(15,874)
Net Assets (100%)				2,279,975
Cost is in $000.

1 Securities with a value of $2,449,000 have been segregated as initial margin for open centrally cleared swap contracts.
2 Securities with a value of $633,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $11,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $350,140,000, representing 15.4% of net assets.
9 Security value determined using significant unobservable inputs.
10 Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
11 Face amount denominated in euro.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in British pounds.
14 Guaranteed by multiple countries.
15 Face amount denominated in Canadian dollars.
16 Non-income-producing security--security in default.
17 Guaranteed by the Government of Japan.
18 Guaranteed by the Republic of Hungary.
19 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
 12M—12-month.
 1M—1-month.
 1YR—1-year.
 3M—3-month.
 6M—6-month.
 CMT—Constant Maturing Treasury Rate.
 LIBOR—London Interbank Offered Rate.
 REMICS—Real Estate Mortgage Investment Conduits.
 UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
				Long (Short)		Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note		December 2020			26	3,628	—
2-Year U.S. Treasury Note		December 2020			252	55,682	19
5-Year U.S. Treasury Note		December 2020			101	12,729	1
							20

Short Futures Contracts
AUD 10-Year Treasury Bond		December 2020			(8)	(856)	(11)
AUD 3-Year Treasury Bond		December 2020			(31)	(2,605)	(7)
Euro-Bobl		December 2020			(53)	(8,399)	(3)
Euro-Bund		December 2020			(6)	(1,228)	(3)
Euro-Schatz		December 2020			(226)	(29,754)	(1)
Five-Year Government of Canada Bond		December 2020			(9)	(877)	(2)
Long Gilt		December 2020			(9)	(1,581)	(3)
Ultra 10-Year U.S. Treasury Note		December 2020			(57)	(9,116)	8
Ultra Long U.S. Treasury Bond		December 2020			(5)	(1,109)	4
							(18)
							2

Forward Currency Contracts

	Contract		Contract Amount (000)			Unrealized	Unrealized
Settlement						Appreciation	Depreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	10/30/20	EUR	1,608	USD	1,870	17	—
BNP Paribas	10/30/20	USD	19,027	AUD	26,972	—	(293)
Toronto-Dominion Bank	10/30/20	USD	1,186	CAD	1,588	—	(6)
HSBC Bank plc	10/30/20	USD	82	CAD	110	—	—
Morgan Stanley Capital
Services Inc.	10/30/20	USD	—	CAD	1	—	—
Deutsche Bank AG	10/30/20	USD	45,857	EUR	39,432	—	(405)
Morgan Stanley Capital
Services Inc.	10/30/20	USD	2,570	EUR	2,200	—	(11)
Royal Bank of Canada	10/30/20	USD	1,997	EUR	1,712	—	(11)
HSBC Bank plc	10/30/20	USD	1,145	EUR	977	—	(1)
Citibank, N.A.	10/30/20	USD	8,193	GBP	6,359	—	(14)

Forward Currency Contracts (continued)

	Contract		Contract Amount (000)			Unrealized	Unrealized
	Settlement					Appreciation	Depreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services Inc.	10/15/20	USD	2	JPY	235	—	—
Bank of America, N.A.	10/30/20	USD	2	JPY	235	—	—
						17	(741)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		($000)	(%)	($000)	($000)
Credit Protection Sold
CDX.NA.HY.S35.V1	12/23/25	USD	1,000	5.000	44	—
CDX.NA.IG.S34.V1	6/21/25	USD	53,000	1.000	399	904
						904
1 Periodic premium received/paid quarterly. USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional Received			Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	Depreciation
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway Inc./
Aa2	12/21/22	BARC	415	1.000	8	3	5	—
Berkshire
Hathaway Inc./
Aa2	6/21/22	BARC	835	1.000	13	5	8	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	(43)	11	—	(54)
Metlife Inc./A3	12/21/21	BARC	160	1.000	2	—	2	—
Metlife Inc./A3	12/22/20	GSCM	350	1.000	1	—	1	—
People’s Republic
of China/A1	6/21/24	GSI	295	1.000	8	5	3	—
People’s Republic
of China/A1	6/21/22	BNPSW	665	1.000	10	2	8	—
Republic of
Peru/A3	12/23/25	BNPSW	80	1.000	1	1	—	—
Republic of
Peru/A3	12/23/25	BNPSW	80	1.000	1	—	1	—

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	Depreciation
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Republic of
Peru/A3	12/23/25	GSCM	160	1.000	2	1	1	—
Verizon
Communications Inc./
Baa1	12/21/22	GSCM	835	1.000	12	6	6	—
					15	34	35	(54)
Credit Protection Purchased
American
International
Group Inc.	12/22/20	GSCM	350	(1.000)	(1)	(1)	—	—
American
International
Group Inc.	12/22/20	GSCM	175	(1.000)	(1)	—	—	(1)
Autozone Inc.	12/22/20	GSCM	240	(1.000)	—	—	—	—
Bank of China
Ltd.	6/21/23	BNPSW	515	(1.000)	(12)	(5)	—	(7)
Bank of China
Ltd.	6/21/22	BNPSW	665	(1.000)	(10)	—	—	(10)
Bank of China
Ltd.	12/21/21	BNPSW	300	(1.000)	(4)	—	—	(4)
Boeing Co.	12/21/24	JPMC	310	(1.000)	24	22	2	—
Commerzbank
AG	6/22/21	BOANA	590	(1.000)	(3)	1	—	(4)
CVS Health Corp.	12/21/21	BARC	465	(1.000)	(5)	(4)	—	(1)
CVS Health Corp.	12/21/21	BARC	160	(1.000)	(1)	(1)	—	—
CVS Health Corp.	12/21/21	JPMC	700	(1.000)	(8)	(5)	—	(3)
CVS Health Corp.	12/22/20	BOANA	240	(1.000)	—	—	—	—
CVS Health Corp.	12/22/20	BOANA	240	(1.000)	—	—	—	—
CVS Health Corp.	12/22/20	BOANA	120	(1.000)	—	—	—	—
CVS Health Corp.	12/22/20	BOANA	120	(1.000)	—	—	—	—
Deutsche Bank
AG	12/21/22	JPMC	500	(1.000)	(6)	(1)	—	(5)
Dominion
Energy Inc.	12/22/20	JPMC	2,420	(1.000)	(6)	(4)	—	(2)
Dominion
Energy Inc.	12/22/20	JPMC	2,420	(1.000)	(6)	(4)	—	(2)
Federative
Republic of Brazil	12/23/25	GSCM	275	(1.000)	20	38	—	(18)
Federative
Republic of Brazil	12/23/25	MSCS	341	(1.000)	24	19	5	—
Lincoln National
Corp.	12/21/21	BARC	160	(1.000)	(2)	—	—	(2)
Lincoln National
Corp.	6/22/21	BARC	80	(1.000)	(1)	—	—	(1)
Lincoln National
Corp.	6/22/21	BARC	80	(1.000)	(1)	—	—	(1)
McDonald’s Corp.	6/21/22	GSCM	675	(1.000)	(10)	(7)	—	(3)
Raytheon Co.	12/21/21	GSCM	585	(1.000)	(7)	(5)	—	(2)

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	Depreciation
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Raytheon Co.	12/21/21	GSCM	580	(1.000)	(7)	(5)	—	(2)
Republic of
Colombia	12/23/25	GSCM	720	(1.000)	18	12	6	—
Republic of South
Africa	12/23/25	GSCM	673	(1.000)	69	64	5	—
Republic of South
Africa	12/23/25	MSCS	955	(1.000)	97	89	8	—
Republic of Turkey	12/23/25	MSCS	110	(1.000)	21	21	—	—
Societe Generale
SA	12/21/21	JPMC	235	(1.000)	(1)	—	—	(1)
Standard
Chartered plc	12/21/21	JPMC	395	(1.000)	(5)	—	—	(5)
State of Qatar	6/21/22	CITNA	50	(1.000)	(1)	—	—	(1)
United Mexican
States	6/21/25	BARC	400	(1.000)	7	7	—	—
					182	231	26	(75)
					197	265	61	(129)

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank N.A.
MSCS—Morgan Stanley Capital Services LLC.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At September 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $432,000 and cash of $690,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)
12/16/22	12/16/20	8,405	(0.000)	0.000	4	1
12/18/23	12/16/20	8,775	(0.000)	0.000	9	1
12/16/24	12/16/20	4,189	(0.000)	0.000	12	1

Centrally Cleared Interest Rate Swaps (continued)
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)
12/16/25	12/16/20	1,733	0.250	(0.000)	(10)	1
12/16/27	12/16/20	5,370	(0.250)	0.000	12	1
					27	5

1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid annually.
3 Based on SOFR as of the most recent payment date. Floating interest payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies
(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices.
Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated.
The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates.
Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio ) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio.
The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments.
The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The portfolio invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter
(OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio's sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay a fixed rate and receive a floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio.
The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

I. Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes.
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,671	—	—	2,671
Asset-Backed/Commercial
Mortgage-Backed Securities	—	297,112	770	297,882
U.S. Government and Agency
Obligations	—	167,072	—	167,072
Corporate Bonds	—	1,651,391	—	1,651,391
Sovereign Bonds	—	91,208	—	91,208
Taxable Municipal Bonds	—	1,302	—	1,302
Temporary Cash Investments	84,323	—	—	84,323
Total	86,994	2,208,085	770	2,295,849
Derivative Financial Instruments
Assets
Futures Contracts[1]	73	—	—	73
Forward Currency Contracts	—	17	—	17
Swap Contracts	—	61	—	61
Total	73	78	—	151
Liabilities
Forward Currency Contracts	—	741	—	741
Swap Contracts	95[1]	129	—	224
Total	95	870	—	965
1 Represents variation margin on the last day of the reporting period.

J. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
			Proceeds	Realized				Sep. 30,
	Dec. 31,2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	33,582	NA1	NA1	(110)	5	363	—	84,323
Vanguard Short-Term
Corporate Bond ETF	—	2,608	—	—	63	26	—	2,671

					Current Period Transactions
			Proceeds	Realized				Sep. 30,
	Dec. 31,2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Total	33,582			(110)	68	389	—	86,994

1 Not applicable—purchases and sales are for temporary cash investment purposes.